NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,830 shares (cost $377,905)	$402,333
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
189,632 shares (cost $1,929,673)	1,991,133
Growth Fund - Class 1 (AFGF)
175,988 shares (cost $9,065,122)	10,717,694
High-Income Bond Fund - Class 1 (AFHY)
175,356 shares (cost $2,047,088)	1,956,975
Protected Asset Allocation Fund - Class P2 (AVPAP2)
1,317,344 shares (cost $13,151,460)	13,160,266
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
85,939 shares (cost $1,027,837)	1,095,723
Global Allocation V.I. Fund - Class III (MLVGA3)
10,740,278 shares (cost $150,693,253)	154,015,587
Money Market Portfolio(TM) (CHSMM)
10,825,862 shares (cost $10,825,862)	10,825,862
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,563,894 shares (cost $180,816,562)	209,125,650
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,110,567 shares (cost $119,103,534)	131,127,102
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,153,068 shares (cost $25,521,824)	38,327,993
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
55,111 shares (cost $557,826)	570,952
VA International Equity Fund (HVIE)
651,608 shares (cost $8,732,696)	9,272,386
VA Situs Fund (HVSIT)
1,224,664 shares (cost $19,014,465)	22,301,138
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
121,297 shares (cost $1,467,691)	1,525,916
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
5,472,892 shares (cost $21,735,512)	21,399,009
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,258,108 shares (cost $7,890,878)	10,278,740
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
413,769 shares (cost $11,407,835)	11,759,305
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,507,175 shares (cost $115,105,723)	141,269,002
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,812,013 shares (cost $17,148,299)	17,321,998
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,172,626 shares (cost $88,333,265)	80,452,325
Investors Growth Stock Series - Service Class (MIGSC)
689,032 shares (cost $6,782,013)	8,220,147
New Discovery Series - Service Class (MNDSC)
169,998 shares (cost $2,504,954)	2,551,667
Value Series - Service Class (MVFSC)
21,709,921 shares (cost $227,068,630)	308,715,081
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,543,220 shares (cost $70,598,545)	77,870,796
Core Plus Fixed Income Portfolio - Class I (MSVFI)
133,517 shares (cost $1,361,607)	1,420,626
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,747,536 shares (cost $16,748,641)	18,558,828
Emerging Markets Debt Portfolio - Class I (MSEM)
356,506 shares (cost $2,776,389)	3,393,937
Emerging Markets Debt Portfolio - Class II (MSEMB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

106,359 shares (cost $823,865)	1,006,158
Global Real Estate Portfolio - Class II (VKVGR2)
6,310 shares (cost $55,539)	59,696
U.S. Real Estate Portfolio - Class I (MSVRE)
2,202 shares (cost $29,627)	34,326
U.S. Real Estate Portfolio - Class II (MSVREB)
310 shares (cost $4,805)	4,817
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,206,557 shares (cost $44,967,576)	48,932,065
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,388,734 shares (cost $131,160,518)	142,802,648
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
193,104,058 shares (cost $3,224,873,843)	3,804,149,948
American Funds NVIT Bond Fund - Class II (GVABD2)
105,420,379 shares (cost $1,149,322,625)	1,236,581,042
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,003,601 shares (cost $122,235,986)	142,585,522
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,751,208 shares (cost $197,549,748)	226,798,034
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
30,395,163 shares (cost $1,019,518,210)	1,257,447,875
Federated NVIT High Income Bond Fund - Class I (HIBF)
876,361 shares (cost $5,971,686)	6,046,891
Federated NVIT High Income Bond Fund - Class III (HIBF3)
14,639,511 shares (cost $99,492,095)	101,012,627
NVIT Emerging Markets Fund - Class I (GEM)
17,692 shares (cost $187,441)	209,644
NVIT Emerging Markets Fund - Class II (GEM2)
92,791 shares (cost $1,043,139)	1,087,515
NVIT Emerging Markets Fund - Class III (GEM3)
1,877,097 shares (cost $19,791,346)	22,206,053
NVIT Emerging Markets Fund - Class VI (GEM6)
4,437,243 shares (cost $46,824,085)	52,315,092
NVIT International Equity Fund - Class I (GIG)
4,144 shares (cost $36,984)	38,002
NVIT International Equity Fund - Class III (GIG3)
2,666,646 shares (cost $19,795,389)	24,479,807
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,684,217 shares (cost $21,979,304)	24,533,748
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,451,727 shares (cost $66,190,528)	70,487,404
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,917,280 shares (cost $24,954,795)	24,155,079
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
218,014 shares (cost $2,380,341)	2,387,258
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
13,918,120 shares (cost $111,493,619)	152,403,419
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
3,157,262 shares (cost $27,787,530)	28,162,773
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
144,857,106 shares (cost $1,410,863,789)	1,561,559,598
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
229,904,784 shares (cost $2,161,945,094)	2,418,598,331
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
71,128,008 shares (cost $739,183,020)	761,069,688
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
211,115,987 shares (cost $2,023,015,209)	2,246,274,100
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
36,485,947 shares (cost $307,740,661)	369,237,784
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

66,961,074 shares (cost $670,483,053)	723,179,604
NVIT Core Bond Fund - Class I (NVCBD1)
290,853 shares (cost $3,236,273)	3,289,545
NVIT Core Bond Fund - Class II (NVCBD2)
10,585,887 shares (cost $111,386,613)	119,408,802
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,123,554 shares (cost $47,122,172)	48,657,938
NVIT Nationwide Fund - Class I (TRF)
11,753,526 shares (cost $116,063,123)	119,768,429
NVIT Nationwide Fund - Class II (TRF2)
14,672,006 shares (cost $109,524,024)	148,920,863
NVIT Government Bond Fund - Class I (GBF)
31,686,225 shares (cost $375,580,308)	368,510,793
American Century NVIT Growth Fund - Class I (CAF)
2,063,831 shares (cost $19,558,942)	32,195,760
American Century NVIT Growth Fund -Class II (CAF2)
2,278,123 shares (cost $21,918,235)	23,350,759
NVIT International Index Fund - Class VIII (GVIX8)
2,426,248 shares (cost $19,675,697)	20,283,435
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
22,961,895 shares (cost $234,380,030)	229,389,328
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
53,153,451 shares (cost $682,943,910)	725,544,610
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,444,600 shares (cost $1,095,105,878)	1,182,944,569
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,632,587 shares (cost $649,262,989)	672,178,900
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,051,655 shares (cost $2,402,089,607)	2,444,001,632
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
105,707,441 shares (cost $1,206,002,534)	1,179,695,047
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,333,513 shares (cost $761,240,884)	794,945,313
NVIT Mid Cap Index Fund - Class I (MCIF)
5,556,132 shares (cost $95,745,554)	105,733,198
NVIT Money Market Fund - Class I (SAM)
669,958,479 shares (cost $669,958,479)	669,958,479
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,340,195 shares (cost $25,683,601)	33,602,357
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
16,063,480 shares (cost $126,754,742)	161,277,337
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
53,082 shares (cost $716,681)	517,549
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
520,232 shares (cost $5,092,851)	5,067,064
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
6,220,136 shares (cost $55,895,385)	60,210,912
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
872,211 shares (cost $8,198,672)	9,193,101
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
10,141,040 shares (cost $87,663,389)	106,379,509
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
342,394 shares (cost $3,038,553)	3,208,227
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,182,244 shares (cost $42,655,835)	48,453,978
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
16,225,738 shares (cost $125,704,624)	172,641,852
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,329,158 shares (cost $92,399,663)	118,956,160
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

24,879,299 shares (cost $216,958,742)	257,003,156
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
380,035 shares (cost $6,364,840)	6,608,810
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,033,254 shares (cost $16,521,712)	17,492,995
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,738,156 shares (cost $29,427,823)	32,310,236
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,023,781 shares (cost $16,948,604)	23,536,572
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,610,444 shares (cost $69,027,482)	70,656,395
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,266,994 shares (cost $32,847,063)	43,231,578
NVIT Multi-Sector Bond Fund - Class I (MSBF)
17,876,958 shares (cost $154,026,999)	169,652,329
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,426,666 shares (cost $77,046,341)	78,202,798
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,001,754 shares (cost $287,921,278)	328,920,360
NVIT Large Cap Growth Fund - Class II (NVOLG2)
12,999,503 shares (cost $196,531,644)	224,501,419
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,001,622 shares (cost $232,566,289)	244,219,803
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
11,725,441 shares (cost $100,721,410)	133,201,014
NVIT Real Estate Fund - Class I (NVRE1)
6,830,725 shares (cost $50,443,393)	64,686,965
NVIT Real Estate Fund - Class II (NVRE2)
7,384,703 shares (cost $61,154,831)	69,637,748
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
26,571 shares (cost $283,597)	284,047
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
14,727 shares (cost $151,795)	151,394
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
7,195 shares (cost $77,151)	77,058
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
15,643 shares (cost $179,049)	187,871
VPS Growth and Income Portfolio - Class B (ALVGIB)
299,833 shares (cost $6,083,776)	6,194,556
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
3,556,661 shares (cost $54,795,112)	62,526,105
VP Balanced Fund - Class I (ACVB)
4,850,069 shares (cost $31,629,884)	34,580,989
VP Capital Appreciation Fund - Class I (ACVCA)
4,894 shares (cost $54,396)	71,166
VP Income & Growth Fund - Class I (ACVIG)
2,034,945 shares (cost $13,316,212)	14,041,119
VP Income & Growth Fund - Class II (ACVIG2)
626,496 shares (cost $4,099,141)	4,322,820
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,288,387 shares (cost $257,438,128)	280,159,299
VP International Fund - Class I (ACVI)
1,301 shares (cost $11,453)	11,618
VP International Fund - Class III (ACVI3)
10 shares (cost $87)	92
VP Mid Cap Value Fund - Class I (ACVMV1)
499,336 shares (cost $6,776,945)	7,280,325
VP Mid Cap Value Fund - Class II (ACVMV2)
5,519,737 shares (cost $69,225,595)	80,532,956
VP Vista(SM) Fund - Class I (ACVVS1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

263 shares (cost $3,021)	4,580
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,194,751 shares (cost $65,464,740)	84,000,819
Appreciation Portfolio - Initial Shares (DCAP)
882,512 shares (cost $31,113,875)	35,715,258
Appreciation Portfolio - Service Shares (DCAPS)
2,619,534 shares (cost $93,809,518)	105,436,254
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
38,187 shares (cost $929,754)	1,188,758
Growth and Income Portfolio - Initial Shares (DGI)
590,414 shares (cost $12,194,049)	13,030,435
Managed Tail Risk Fund II: Service Shares (FCA2S)
211,199 shares (cost $1,232,239)	1,322,109
Quality Bond Fund II - Primary Shares (FQB)
962,434 shares (cost $10,390,924)	11,356,717
Quality Bond Fund II - Service Shares (FQBS)
3,201,760 shares (cost $34,703,019)	37,620,678
Equity-Income Portfolio - Initial Class (FEIP)
16,532,245 shares (cost $377,083,479)	329,652,958
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
808,340 shares (cost $6,505,910)	9,037,240
High Income Portfolio - Initial Class (FHIP)
8,679,576 shares (cost $47,812,770)	50,428,335
VIP Asset Manager Portfolio - Initial Class (FAMP)
9,072,042 shares (cost $126,139,013)	137,622,875
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,815,697 shares (cost $71,517,125)	74,215,310
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
9,172,057 shares (cost $188,457,647)	179,955,757
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
523,038 shares (cost $5,210,757)	5,826,643
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
12,782,984 shares (cost $134,428,479)	141,891,117
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
901,692 shares (cost $8,748,119)	10,089,930
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,312,089 shares (cost $399,004,175)	427,562,913
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
757,973 shares (cost $6,959,120)	8,239,172
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,665,158 shares (cost $25,982,112)	28,863,662
VIP Growth Portfolio - Initial Class (FGP)
7,624,005 shares (cost $227,757,725)	320,589,398
VIP Growth Portfolio - Service Class 2 (FG2)
2,324,014 shares (cost $82,960,793)	96,771,924
VIP High Income Portfolio - Initial Class R (FHIPR)
4,404,309 shares (cost $25,295,392)	25,500,950
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,049,976 shares (cost $26,132,663)	26,526,686
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
31,086,516 shares (cost $384,129,115)	397,596,533
VIP Mid Cap Portfolio - Service Class (FMCS)
748,839 shares (cost $21,617,454)	22,757,217
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,049,546 shares (cost $229,966,833)	241,325,385
VIP Overseas Portfolio - Initial Class (FOP)
3,164,424 shares (cost $55,321,781)	50,915,588
VIP Overseas Portfolio - Initial Class R (FOPR)
1,505,389 shares (cost $29,818,565)	24,161,498
VIP Overseas Portfolio - Service Class 2 (FO2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

150,253 shares (cost $2,800,084)	2,396,533
VIP Overseas Portfolio - Service Class 2 R (FO2R)
3,906,088 shares (cost $56,511,946)	61,716,184
VIP Value Strategies Portfolio - Service Class (FVSS)
593,798 shares (cost $5,121,476)	6,579,287
Franklin Income Securities Fund - Class 2 (FTVIS2)
10,002,719 shares (cost $150,336,744)	150,740,973
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,458,238 shares (cost $44,846,521)	53,196,281
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
7,719,680 shares (cost $89,182,413)	140,729,763
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2,631,417 shares (cost $23,170,307)	27,445,677
Templeton Foreign Securities Fund - Class 2 (TIF2)
236,925 shares (cost $3,342,562)	3,404,608
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,961,992 shares (cost $50,204,289)	71,055,730
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,250,006 shares (cost $111,752,725)	121,750,124
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
3,304,424 shares (cost $25,147,841)	28,120,649
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
14,358,667 shares (cost $163,585,872)	157,227,404
Growth Portfolio - I Class Shares (AMTG)
615 shares (cost $12,470)	12,860
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,067 shares (cost $11,227)	12,378
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
257,707 shares (cost $3,315,571)	3,401,739
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,510,885 shares (cost $20,793,333)	24,007,963
Balanced Fund/VA - Non-Service Shares (OVMS)
2,994,239 shares (cost $45,394,986)	37,487,875
Core Bond Fund/VA - Non-Service Shares (OVB)
4,014,520 shares (cost $39,673,455)	33,159,936
Global Securities Fund/VA - Class 3 (OVGS3)
1,591,696 shares (cost $48,248,063)	52,159,871
Global Securities Fund/VA - Class 4 (OVGS4)
2,102,197 shares (cost $64,327,156)	67,942,996
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,216,604 shares (cost $84,451,302)	104,700,453
Global Securities Fund/VA - Service Class (OVGSS)
229,652 shares (cost $6,429,886)	7,406,264
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
474,280 shares (cost $10,036,443)	11,368,481
Main Street Fund(R)/VA - Service Class (OVGIS)
8,616,924 shares (cost $150,684,379)	204,910,457
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
219,339 shares (cost $3,892,373)	4,417,481
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,671,405 shares (cost $35,070,653)	53,321,238
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
175,237 shares (cost $8,358,298)	9,603,003
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
121,994 shares (cost $680,522)	691,708
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,533,903 shares (cost $8,730,027)	8,881,298
All Asset Portfolio - Advisor Class (PMVAAD)
1,731,848 shares (cost $19,728,477)	19,881,619
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

1,934,276 shares (cost $22,824,397)	22,843,796
Low Duration Portfolio - Advisor Class (PMVLAD)
31,266,127 shares (cost $326,242,971)	337,048,848
Total Return Portfolio - Advisor Class (PMVTRD)
16,772,906 shares (cost $190,836,525)	193,727,066
Putnam VT Growth and Income Fund - Class IB (PVGIB)
147,489 shares (cost $2,384,959)	2,644,484
Putnam VT International Equity Fund - Class IB (PVTIGB)
29,361 shares (cost $441,812)	332,663
Putnam VT Voyager Fund - Class IB (PVTVB)
52,525 shares (cost $1,966,474)	1,899,834
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
148,444 shares (cost $5,418,395)	5,277,200
Diversified Stock Fund Class A Shares (VYDS)
37,452 shares (cost $282,967)	390,247
Health Sciences Portfolio - II (TRHS2)
2,718,967 shares (cost $48,913,758)	56,146,671
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
486,995 shares (cost $13,417,361)	13,820,927
VIP Trust - Global Bond Fund: Initial Class (VWBF)
1,278,125 shares (cost $14,536,970)	15,235,251
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,253,149 shares (cost $27,972,545)	30,417,513
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2,233,335 shares (cost $67,716,067)	65,057,048
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,386,738 shares (cost $109,973,367)	122,133,013
Variable Insurance Portfolios - High Income (WRHIP)
6,665,114 shares (cost $24,396,286)	25,294,775
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
873,111 shares (cost $7,094,457)	7,454,186
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
433,703 shares (cost $2,275,031)	2,311,375
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
3,172,060 shares (cost $16,471,227)	16,912,153
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
5,006,390 shares (cost $26,736,349)	27,276,316
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
986,593 shares (cost $5,223,909)	5,337,961
Advantage VT Discovery Fund (SVDF)
1,498 shares (cost $26,378)	37,689
Advantage VT Opportunity Fund - Class 2 (SVOF)
12,812 shares (cost $183,022)	256,873
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
4,104,199 shares (cost $31,545,964)	32,341,087
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
788 shares (cost $5,672)	7,409
Advantage VT Core Bond Fund (WFVTRB)
28,429 shares (cost $295,161)	307,597
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,932 shares (cost $37,283)	48,544

Total Investments	$33,973,541,816

Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	663
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	354
Accounts Receivable-VP International Fund - Class I (ACVI)	168

Other Accounts Payable	(75,227)
Accounts Payable-Advantage VT Discovery Fund (SVDF)	(53)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(203)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(510)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(624)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(1,228)
Accounts Payable-VA International Equity Fund (HVIE)	(12,566)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(457,842)

$33,972,994,748

Contract Owners’ Equity:
Accumulation units	33,964,713,592
Contracts in payout (annuitization) period (note 1f)	8,281,156

Total Contract Owners’ Equity (note 5)	$33,972,994,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3
Reinvested dividends	$504,604,185	-	874	111,528	121,778	108,859	13,850	2,247,866
Mortality and expense risk charges (note 2)	(505,472,567)	(4,669)	(10,114)	(138,112)	(20,633)	(11,754)	(15,132)	(2,239,738)

Net investment income (loss)	(868,382)	(4,669)	(9,240)	(26,584)	101,145	97,105	(1,282)	8,128
Realized gain (loss) on investments	138,736,108	(51,583)	438	137,504	75,394	(1)	15,531	876,600
Change in unrealized gain (loss) on investments	2,715,330,029	113,711	61,461	1,485,565	3,862	8,806	(36,013)	9,286,107

Net gain (loss) on investments	2,854,066,137	62,128	61,899	1,623,069	79,256	8,805	(20,482)	10,162,707

Reinvested capital gains	391,317,868	-	404	-	-	-	32,139	505,553

Net increase (decrease) in contract owners’ equity resulting from operations	$3,244,515,623	57,459	53,063	1,596,485	180,401	105,910	10,375	10,676,388

Investment Activity:	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2
Reinvested dividends	$1,327	4,356,704	2,249,868	328,901	-	121,399	-	-
Mortality and expense risk charges (note 2)	(122,963)	(2,899,096)	(1,857,729)	(536,213)	(1,312)	(122,039)	(275,887)	(7,713)

Net investment income (loss)	(121,636)	1,457,608	392,139	(207,312)	(1,312)	(640)	(275,887)	(7,713)
Realized gain (loss) on investments	-	8,840,652	(550,789)	2,295,367	46	(100,939)	282,761	(227)
Change in unrealized gain (loss) on investments	-	7,681,337	9,983,889	1,986,545	13,126	1,065,413	3,353,709	58,225

Net gain (loss) on investments	-	16,521,989	9,433,100	4,281,912	13,172	964,474	3,636,470	57,998

Reinvested capital gains	-	10,738,166	5,772,701	-	672	-	-	7,869

Net increase (decrease) in contract owners’ equity resulting from operations	$(121,636)	28,717,763	15,597,940	4,074,600	12,532	963,834	3,360,583	58,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC	MNDSC
Reinvested dividends	$-	85,535	297,511	781,928	-	514,513	19,832	-
Mortality and expense risk charges (note 2)	(235,579)	(116,508)	(163,949)	(2,031,052)	(178,769)	(778,331)	(140,480)	(11,114)

Net investment income (loss)	(235,579)	(30,973)	133,562	(1,249,124)	(178,769)	(263,818)	(120,648)	(11,114)
Realized gain (loss) on investments	(159,601)	518,272	(143,799)	(162,263)	722,606	(2,758,370)	658,949	(2,784)
Change in unrealized gain (loss) on investments	(336,503)	934,965	446,216	25,949,401	(386,687)	(8,234,841)	312,080	46,713

Net gain (loss) on investments	(496,104)	1,453,237	302,417	25,787,138	335,919	(10,993,211)	971,029	43,929

Reinvested capital gains	6,819	-	817,709	-	-	9,366,961	437,026	72,688

Net increase (decrease) in contract owners’ equity resulting from operations	$(724,864)	1,422,264	1,253,688	24,538,014	157,150	(1,890,068)	1,287,407	105,503

Investment Activity:	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$4,492,965	978,394	66,723	865,246	100,094	28,079	143	322
Mortality and expense risk charges (note 2)	(5,243,105)	(1,032,433)	(19,399)	(317,012)	(47,094)	(14,608)	(348)	(503)

Net investment income (loss)	(750,140)	(54,039)	47,324	548,234	53,000	13,471	(205)	(181)
Realized gain (loss) on investments	21,454,078	826,506	55,941	353,338	83,327	13,137	15	1,327
Change in unrealized gain (loss) on investments	18,997,367	8,039,702	8,816	535,842	399,647	124,714	4,157	4,271

Net gain (loss) on investments	40,451,445	8,866,208	64,757	889,180	482,974	137,851	4,172	5,598

Reinvested capital gains	2,388,656	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,089,961	8,812,169	112,081	1,437,414	535,974	151,322	3,967	5,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$28	483,863	1,167,674	46,078,626	26,451,882	1,144,475	482,636	12,459,218
Mortality and expense risk charges (note 2)	(68)	(682,954)	(2,275,611)	(54,417,124)	(18,953,436)	(2,006,595)	(3,373,977)	(19,064,293)

Net investment income (loss)	(40)	(199,091)	(1,107,937)	(8,338,498)	7,498,446	(862,120)	(2,891,341)	(6,605,075)
Realized gain (loss) on investments	1,393	721,869	1,648,201	2,290,785	1,371,324	(2,448,582)	(6,153,775)	(861,974)
Change in unrealized gain (loss) on investments	(832)	3,809,786	11,016,530	447,347,736	27,197,053	27,321,376	40,496,020	166,394,063

Net gain (loss) on investments	561	4,531,655	12,664,731	449,638,521	28,568,377	24,872,794	34,342,245	165,532,089

Reinvested capital gains	-	2,037,600	5,941,559	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$521	6,370,164	17,498,353	441,300,023	36,066,823	24,010,674	31,450,904	158,927,014

Investment Activity:	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$485,420	7,920,663	1,026	2,439	107,758	131,204	320	204,817
Mortality and expense risk charges (note 2)	(93,297)	(1,462,444)	(2,943)	(17,139)	(312,633)	(792,288)	(480)	(336,209)

Net investment income (loss)	392,123	6,458,219	(1,917)	(14,700)	(204,875)	(661,084)	(160)	(131,392)
Realized gain (loss) on investments	(184,587)	854,689	(55,685)	(245,677)	(1,521,297)	(112,087)	1,059	796,615
Change in unrealized gain (loss) on investments	585,028	3,950,323	100,996	437,185	5,076,471	7,071,298	4,074	2,629,444

Net gain (loss) on investments	400,441	4,805,012	45,311	191,508	3,555,174	6,959,211	5,133	3,426,059

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$792,564	11,263,231	43,394	176,808	3,350,299	6,298,127	4,973	3,294,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$146,656	1,005,626	320,262	28,250	1,681,429	262,830	22,499,825	31,166,612
Mortality and expense risk charges (note 2)	(390,371)	(961,044)	(360,166)	(28,798)	(2,800,111)	(415,739)	(23,194,376)	(35,515,441)

Net investment income (loss)	(243,715)	44,582	(39,904)	(548)	(1,118,682)	(152,909)	(694,551)	(4,348,829)
Realized gain (loss) on investments	851,907	1,080,857	(455,722)	7,638	3,158,170	243,862	931,324	1,903,568
Change in unrealized gain (loss) on investments	2,479,899	4,089,975	2,125,262	199,359	13,354,018	2,194,034	104,996,734	217,317,898

Net gain (loss) on investments	3,331,806	5,170,832	1,669,540	206,997	16,512,188	2,437,896	105,928,058	219,221,466

Reinvested capital gains	-	5,060,113	1,691,067	-	-	1,042,883	18,208,571	33,278,540

Net increase (decrease) in contract owners’ equity resulting from operations	$3,088,091	10,275,527	3,320,703	206,449	15,393,506	3,327,870	123,442,078	248,151,177

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$12,731,648	30,441,090	4,353,368	11,246,583	103,109	3,333,347	1,006,877	1,698,294
Mortality and expense risk charges (note 2)	(10,286,590)	(31,975,215)	(5,984,276)	(9,993,367)	(41,201)	(2,212,006)	(726,880)	(1,642,188)

Net investment income (loss)	2,445,058	(1,534,125)	(1,630,908)	1,253,216	61,908	1,121,341	279,997	56,106
Realized gain (loss) on investments	7,877,727	1,264,985	2,992,692	1,394,135	59,181	3,220,408	597,281	219,120
Change in unrealized gain (loss) on investments	16,786,044	174,246,357	32,114,038	35,932,206	44,851	1,968,847	712,067	14,628,968

Net gain (loss) on investments	24,663,771	175,511,342	35,106,730	37,326,341	104,032	5,189,255	1,309,348	14,848,088

Reinvested capital gains	9,671,320	33,776,138	9,486,110	12,080,603	20,878	791,448	883,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,780,149	207,753,355	42,961,932	50,660,160	186,818	7,102,044	2,473,043	14,904,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$1,745,559	8,434,193	182,878	176,063	464,232	3,476,111	11,977,803	19,869,616
Mortality and expense risk charges (note 2)	(2,712,009)	(6,279,536)	(445,929)	(285,525)	(276,674)	(4,522,696)	(9,171,153)	(16,423,148)

Net investment income (loss)	(966,450)	2,154,657	(263,051)	(109,462)	187,558	(1,046,585)	2,806,650	3,446,468
Realized gain (loss) on investments	1,917,002	3,564,812	2,511,788	263,424	683,249	(20,460,551)	816,706	8,137,343
Change in unrealized gain (loss) on investments	17,355,660	(12,227,239)	1,680,857	1,293,160	2,110,133	54,304,973	32,818,918	79,591,523

Net gain (loss) on investments	19,272,662	(8,662,427)	4,192,645	1,556,584	2,793,382	33,844,422	33,635,624	87,728,866

Reinvested capital gains	-	12,510,903	-	-	-	-	6,606,231	13,157,136

Net increase (decrease) in contract owners’ equity resulting from operations	$18,306,212	6,003,133	3,929,594	1,447,122	2,980,940	32,797,837	43,048,505	104,332,470

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMIG6
Reinvested dividends	$11,527,682	40,139,001	19,167,687	13,544,888	1,113,027	-	195,342	535,744
Mortality and expense risk charges (note 2)	(9,115,834)	(39,107,621)	(20,714,501)	(12,893,382)	(1,513,665)	(9,685,921)	(453,356)	(2,819,786)

Net investment income (loss)	2,411,848	1,031,380	(1,546,814)	651,506	(400,638)	(9,685,921)	(258,014)	(2,284,042)
Realized gain (loss) on investments	18,247	476,528	(26,211,464)	375,493	243,373	(318)	1,008,551	(665,733)
Change in unrealized gain (loss) on investments	9,664,365	210,082,299	167,505,085	43,380,593	8,126,493	-	3,750,451	24,196,475

Net gain (loss) on investments	9,682,612	210,558,827	141,293,621	43,756,086	8,369,866	(318)	4,759,002	23,530,742

Reinvested capital gains	8,323,406	-	-	3,269,186	6,960,670	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,417,866	211,590,207	139,746,807	47,676,778	14,929,898	(9,686,239)	4,500,988	21,246,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$612	19,192	91,015	45,341	246,333	40,616	546,758	-
Mortality and expense risk charges (note 2)	(8,007)	(70,061)	(894,690)	(133,366)	(1,893,664)	(42,865)	(729,817)	(2,413,910)

Net investment income (loss)	(7,395)	(50,869)	(803,675)	(88,025)	(1,647,331)	(2,249)	(183,059)	(2,413,910)
Realized gain (loss) on investments	(88,011)	(1,786,790)	(1,621,650)	478,611	10,212,445	8,918	1,297,709	9,404,126
Change in unrealized gain (loss) on investments	173,798	2,568,680	10,141,540	772,743	4,614,926	494,137	5,455,285	(722,039)

Net gain (loss) on investments	85,787	781,890	8,519,890	1,251,354	14,827,371	503,055	6,752,994	8,682,087

Reinvested capital gains	-	-	-	241,936	2,775,096	-	-	16,720,810

Net increase (decrease) in contract owners’ equity resulting from operations	$78,392	731,021	7,716,215	1,405,265	15,955,136	500,806	6,569,935	22,988,987

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	2,865,277	-	-	267,172	118,772	108,880	-
Mortality and expense risk charges (note 2)	(2,131,153)	(3,921,741)	(82,739)	(324,660)	(432,776)	(336,655)	(973,799)	(619,855)

Net investment income (loss)	(2,131,153)	(1,056,464)	(82,739)	(324,660)	(165,604)	(217,883)	(864,919)	(619,855)
Realized gain (loss) on investments	13,105,734	10,553,001	652,842	802,811	(545,140)	2,227,739	(2,785,306)	(737,870)
Change in unrealized gain (loss) on investments	(6,661,320)	1,342,795	165,087	1,785,088	6,292,987	1,717,976	13,197,879	6,780,262

Net gain (loss) on investments	6,444,414	11,895,796	817,929	2,587,899	5,747,847	3,945,715	10,412,573	6,042,392

Reinvested capital gains	11,722,621	25,062,241	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,035,882	35,901,573	735,190	2,263,239	5,582,243	3,727,832	9,547,654	5,422,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2
Reinvested dividends	$4,132,382	1,054,522	2,346,283	1,021,937	5,610,680	1,316,402	689,569	567,415
Mortality and expense risk charges (note 2)	(2,480,795)	(1,234,767)	(4,580,302)	(3,676,093)	(3,831,791)	(2,112,566)	(894,905)	(1,049,750)

Net investment income (loss)	1,651,587	(180,245)	(2,234,019)	(2,654,156)	1,778,889	(796,164)	(205,336)	(482,335)
Realized gain (loss) on investments	344,774	275,802	5,426,399	4,448,290	316,105	6,274,561	4,460,378	6,052,878
Change in unrealized gain (loss) on investments	13,494,479	1,269,933	51,052,517	34,803,766	32,274,962	14,279,807	(1,475,127)	(3,499,416)

Net gain (loss) on investments	13,839,253	1,545,735	56,478,916	39,252,056	32,591,067	20,554,368	2,985,251	2,553,462

Reinvested capital gains	-	-	-	-	3,970,267	-	6,061,151	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	$15,490,840	1,365,490	54,244,897	36,597,900	38,340,223	19,758,204	8,841,066	8,770,398

Investment Activity:	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB	ACVCA
Reinvested dividends	$-	-	-	1,979	86,711	163,507	719,646	-
Mortality and expense risk charges (note 2)	(145)	(69)	(37)	(361)	(95,526)	(894,036)	(466,658)	(1,149)

Net investment income (loss)	(145)	(69)	(37)	1,618	(8,815)	(730,529)	252,988	(1,149)
Realized gain (loss) on investments	2	1	1	67	(310,389)	3,472,786	128,344	11,931
Change in unrealized gain (loss) on investments	450	(401)	(93)	10,826	1,267,722	4,018,458	3,027,234	(3,694)

Net gain (loss) on investments	452	(400)	(92)	10,893	957,333	7,491,244	3,155,578	8,237

Reinvested capital gains	-	-	-	-	-	1,808,592	-	5,294

Net increase (decrease) in contract owners’ equity resulting from operations	$307	(469)	(129)	12,511	948,518	8,569,307	3,408,566	12,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1
Reinvested dividends	$305,587	80,775	6,653,497	126	1	147,863	1,399,237	-
Mortality and expense risk charges (note 2)	(196,431)	(61,630)	(4,197,331)	(185)	(2)	(95,938)	(1,170,623)	(67)

Net investment income (loss)	109,156	19,145	2,456,166	(59)	(1)	51,925	228,614	(67)
Realized gain (loss) on investments	(207,264)	(129,365)	2,599,188	(761)	16	346,443	2,379,004	557
Change in unrealized gain (loss) on investments	1,920,003	666,102	3,966,549	3,194	7	201,214	3,403,599	279

Net gain (loss) on investments	1,712,739	536,737	6,565,737	2,433	23	547,657	5,782,603	836

Reinvested capital gains	-	-	6,029,123	-	-	387,583	3,920,363	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,821,895	555,882	15,051,026	2,374	22	987,165	9,931,580	769

Investment Activity:	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB	FQBS
Reinvested dividends	$376,034	1,354,103	3,178,667	-	188,392	3,999	453,689	1,591,086
Mortality and expense risk charges (note 2)	(1,277,868)	(492,326)	(1,550,475)	(20,991)	(176,585)	(22,527)	(150,095)	(624,674)

Net investment income (loss)	(901,834)	861,777	1,628,192	(20,991)	11,807	(18,528)	303,594	966,412
Realized gain (loss) on investments	7,509,240	785,181	2,132,194	125,010	272,642	(6,920)	115,862	322,937
Change in unrealized gain (loss) on investments	1,100,457	1,435,033	3,769,940	163,956	1,724,328	64,439	468,008	1,740,874

Net gain (loss) on investments	8,609,697	2,220,214	5,902,134	288,966	1,996,970	57,519	583,870	2,063,811

Reinvested capital gains	2,917,328	-	-	-	-	90,844	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,625,191	3,081,991	7,530,326	267,975	2,008,777	129,835	887,464	3,030,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2	FF10S	FF10S2
Reinvested dividends	$10,085,997	31,072	2,873,916	2,107,505	584,515	5,041,166	101,745	2,316,205
Mortality and expense risk charges (note 2)	(4,475,002)	(137,598)	(709,448)	(1,900,935)	(1,228,246)	(2,637,800)	(73,474)	(1,924,509)

Net investment income (loss)	5,610,995	(106,526)	2,164,468	206,570	(643,731)	2,403,366	28,271	391,696
Realized gain (loss) on investments	5,118,528	(327,900)	(1,137,947)	2,630,650	(6,545,271)	(4,514,983)	159,227	(373,546)
Change in unrealized gain (loss) on investments	17,134,098	2,502,330	5,297,401	11,166,603	9,324,446	14,837,289	262,948	9,596,864

Net gain (loss) on investments	22,252,626	2,174,430	4,159,454	13,797,253	2,779,175	10,322,306	422,175	9,223,318

Reinvested capital gains	21,013,230	-	-	1,009,102	-	11,021,363	79,550	1,860,931

Net increase (decrease) in contract owners’ equity resulting from operations	$48,876,851	2,067,904	6,323,922	15,012,925	2,135,444	23,747,035	529,996	11,475,945

Investment Activity:	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2	FHIPR	FIGBS
Reinvested dividends	$191,212	7,557,801	161,647	537,085	1,949,233	350,582	1,451,898	596,742
Mortality and expense risk charges (note 2)	(130,805)	(6,005,328)	(103,121)	(454,268)	(4,519,008)	(1,548,711)	(317,517)	(361,667)

Net investment income (loss)	60,407	1,552,473	58,526	82,817	(2,569,775)	(1,198,129)	1,134,381	235,075
Realized gain (loss) on investments	254,922	(468,336)	(70,257)	(945,122)	7,167,215	438,500	175,063	802,968
Change in unrealized gain (loss) on investments	664,072	35,608,515	931,094	3,890,185	37,988,759	12,187,378	1,457,588	(598,954)

Net gain (loss) on investments	918,994	35,140,179	860,837	2,945,063	45,155,974	12,625,878	1,632,651	204,014

Reinvested capital gains	117,762	4,822,666	70,610	245,034	-	-	-	721,816

Net increase (decrease) in contract owners’ equity resulting from operations	$1,097,163	41,515,318	989,973	3,272,914	42,586,199	11,427,749	2,767,032	1,160,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2	FO2R	FVSS
Reinvested dividends	$8,539,139	117,434	931,997	959,956	456,482	39,409	1,026,093	31,533
Mortality and expense risk charges (note 2)	(6,796,201)	(320,096)	(3,832,848)	(676,306)	(314,721)	(33,035)	(913,246)	(83,486)

Net investment income (loss)	1,742,938	(202,662)	(2,900,851)	283,650	141,761	6,374	112,847	(51,953)
Realized gain (loss) on investments	3,406,579	1,995,541	(802,650)	669,340	(1,511,158)	(40,773)	(4,777,350)	652,957
Change in unrealized gain (loss) on investments	(155,049)	(581,637)	13,877,082	7,772,708	5,438,720	444,109	14,314,528	790,190

Net gain (loss) on investments	3,251,530	1,413,904	13,074,432	8,442,048	3,927,562	403,336	9,537,178	1,443,147

Reinvested capital gains	10,995,269	1,797,861	19,110,143	165,187	78,550	7,823	201,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,989,737	3,009,103	29,283,724	8,890,885	4,147,873	417,533	9,851,443	1,391,194

Investment Activity:	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2
Reinvested dividends	$8,978,151	932,892	1,058,904	394,282	98,990	2,104,898	7,232,019	651,082
Mortality and expense risk charges (note 2)	(2,155,805)	(897,056)	(2,230,794)	(426,160)	(49,119)	(1,137,781)	(1,687,831)	(388,559)

Net investment income (loss)	6,822,346	35,836	(1,171,890)	(31,878)	49,871	967,117	5,544,188	262,523
Realized gain (loss) on investments	(2,916,245)	2,477,217	16,268,277	(589,789)	22,237	2,496,917	648,807	540,184
Change in unrealized gain (loss) on investments	10,652,790	3,097,048	6,646,397	3,471,324	440,345	7,282,591	7,896,335	2,301,201

Net gain (loss) on investments	7,736,545	5,574,265	22,914,674	2,881,535	462,582	9,779,508	8,545,142	2,841,385

Reinvested capital gains	-	-	-	-	-	-	182,992	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,558,891	5,610,101	21,742,784	2,849,657	512,453	10,746,625	14,272,322	3,103,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS	OVB	OVGS3
Reinvested dividends	$4,924,127	-	71	-	56,875	530,976	1,701,235	1,071,665
Mortality and expense risk charges (note 2)	(2,786,020)	(183)	(199)	(58,692)	(386,719)	(528,146)	(468,473)	(667,359)

Net investment income (loss)	2,138,107	(183)	(128)	(58,692)	(329,844)	2,830	1,232,762	404,306
Realized gain (loss) on investments	(6,292,415)	232	1,306	32,910	(643,106)	(2,325,747)	(2,827,125)	382,645
Change in unrealized gain (loss) on investments	9,166,168	1,299	1,381	346,122	3,383,957	6,415,498	4,541,965	8,352,205

Net gain (loss) on investments	2,873,753	1,531	2,687	379,032	2,740,851	4,089,751	1,714,840	8,734,850

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,011,860	1,348	2,559	320,340	2,411,007	4,092,581	2,947,602	9,139,156

Investment Activity:	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,198,500	2,228,927	139,285	123,584	1,389,435	25,251	173,492	-
Mortality and expense risk charges (note 2)	(913,955)	(1,390,162)	(103,492)	(162,854)	(3,619,047)	(58,695)	(847,643)	(139,831)

Net investment income (loss)	284,545	838,765	35,793	(39,270)	(2,229,612)	(33,444)	(674,151)	(139,831)
Realized gain (loss) on investments	(1,677,194)	7,742,844	151,570	240,657	(467,277)	346,914	5,013,335	154,044
Change in unrealized gain (loss) on investments	12,162,381	9,963,594	1,098,903	1,504,611	32,867,877	315,018	3,353,514	1,469,772

Net gain (loss) on investments	10,485,187	17,706,438	1,250,473	1,745,268	32,400,600	661,932	8,366,849	1,623,816

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,769,732	18,545,203	1,286,266	1,705,998	30,170,988	628,488	7,692,698	1,483,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PVGIB	PVTIGB
Reinvested dividends	$-	-	492,893	1,149,467	5,509,289	3,121,829	48,232	8,144
Mortality and expense risk charges (note 2)	(1,479)	(23,537)	(69,353)	(335,991)	(4,858,609)	(1,971,045)	(41,093)	(5,406)

Net investment income (loss)	(1,479)	(23,537)	423,540	813,476	650,680	1,150,784	7,139	2,738
Realized gain (loss) on investments	285	2,879	9,812	535,080	924,447	57,378	(333,740)	(52,884)
Change in unrealized gain (loss) on investments	11,186	151,271	153,142	(1,086,348)	10,401,166	3,860,783	733,390	117,212

Net gain (loss) on investments	11,471	154,150	162,954	(551,268)	11,325,613	3,918,161	399,650	64,328

Reinvested capital gains	-	-	-	518,077	-	3,544,898	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,992	130,613	586,494	780,285	11,976,293	8,613,843	406,789	67,066

Investment Activity:	PVTVB	ACEG2	VYDS	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$9,711	-	3,723	-	65,867	251,712	-	427,502
Mortality and expense risk charges (note 2)	(36,985)	(57,829)	(4,800)	(686,038)	(75,901)	(192,501)	(324,663)	(782,238)

Net investment income (loss)	(27,274)	(57,829)	(1,077)	(686,038)	(10,034)	59,211	(324,663)	(354,736)
Realized gain (loss) on investments	79,673	(41,285)	(803)	1,426,849	(2,703)	(133,179)	(1,519,560)	1,552,201
Change in unrealized gain (loss) on investments	251,531	(141,196)	53,047	7,738,204	403,566	460,132	6,660,836	(5,574,871)

Net gain (loss) on investments	331,204	(182,481)	52,244	9,165,053	400,863	326,953	5,141,276	(4,022,670)

Reinvested capital gains	-	-	-	1,043,394	109,899	158,772	-	2,563,706

Net increase (decrease) in contract owners’ equity resulting from operations	$303,930	(240,310)	51,167	9,522,409	500,728	544,936	4,816,613	(1,813,700)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$1,212,200	5,974	-	11,326	68,462	134,476	21,505	-
Mortality and expense risk charges (note 2)	(1,696,888)	(113,227)	(30,622)	(5,631)	(36,766)	(75,962)	(12,303)	(524)

Net investment income (loss)	(484,688)	(107,253)	(30,622)	5,695	31,696	58,514	9,202	(524)
Realized gain (loss) on investments	898,488	107,527	(9,484)	(731)	(3,223)	(24,782)	(2,822)	1,166
Change in unrealized gain (loss) on investments	16,358,539	898,489	359,730	39,608	501,688	1,295,887	126,062	4,931

Net gain (loss) on investments	17,257,027	1,006,016	350,246	38,877	498,465	1,271,105	123,240	6,097

Reinvested capital gains	-	-	12,611	35,666	196,645	441,576	66,185	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,772,339	898,763	332,235	80,238	726,806	1,771,195	198,627	5,573

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	JAGTS2	JAIGS2	VFMG2
Reinvested dividends	$248	-	71	4,359	-	-	-	12,916
Mortality and expense risk charges (note 2)	(3,439)	(539,310)	(90)	(3,770)	(857)	(64,891)	(442,260)	(29,437)

Net investment income (loss)	(3,191)	(539,310)	(19)	589	(857)	(64,891)	(442,260)	(16,521)
Realized gain (loss) on investments	8,799	1,172,522	(581)	321	3,068	814,110	2,355,718	(289,770)
Change in unrealized gain (loss) on investments	27,797	(589,315)	1,613	7,550	3,305	1,264,910	8,375,770	349,749

Net gain (loss) on investments	36,596	583,207	1,032	7,871	6,373	2,079,020	10,731,488	59,979

Reinvested capital gains	91	1,636,874	-	5,572	3,480	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,496	1,680,771	1,013	14,032	8,996	2,014,129	10,289,228	43,458

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR	OVHI3	OVHI4	OVHI
Reinvested dividends	$-	-	124,972	-	-	97,257	983,966	3,187
Mortality and expense risk charges (note 2)	(32,047)	(126,084)	(24,809)	(59,389)	(289,294)	(5,923)	(80,142)	(197)

Net investment income (loss)	(32,047)	(126,084)	100,163	(59,389)	(289,294)	91,334	903,824	2,990
Realized gain (loss) on investments	(342,665)	5,254,486	79,263	2,130,804	(5,416,237)	(71,063)	(593,671)	(47,209)
Change in unrealized gain (loss) on investments	1,202,582	(2,195,190)	(149,144)	90,670	4,221,023	39,989	364,056	46,555

Net gain (loss) on investments	859,917	3,059,296	(69,881)	2,221,474	(1,195,214)	(31,074)	(229,615)	(654)

Reinvested capital gains	-	-	78,829	-	4,042,343	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$827,870	2,933,212	109,111	2,162,085	2,557,835	60,260	674,209	2,336

Investment Activity:	OVHIS	ACVU2	AVBV2
Reinvested dividends	$393,915	-	-
Mortality and expense risk charges (note 2)	(29,394)	(29)	(23)

Net investment income (loss)	364,521	(29)	(23)
Realized gain (loss) on investments	(6,266,756)	1,983	652
Change in unrealized gain (loss) on investments	6,166,243	(1,235)	(133)

Net gain (loss) on investments	(100,513)	748	519

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$264,008	719	496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALMCS		ALVDAB		AFGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(868,382)	69,045,778	(4,669)	(5,149)	(9,240)	-	(26,584)	(47,382)
Realized gain (loss) on investments	138,736,108	(726,415)	(51,583)	(109,103)	438	-	137,504	107,972
Change in unrealized gain (loss) on investments	2,715,330,029	(953,196,565)	113,711	66,458	61,461	-	1,485,565	(602,435)
Reinvested capital gains	391,317,868	85,173,364	-	-	404	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,244,515,623	(799,703,838)	57,459	(47,794)	53,063	-	1,596,485	(541,845)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,330,208,480	6,928,864,729	-	-	1,883,778	-	17,280	23,378
Transfers between funds	-	-	(21,165)	390	62,903	-	(65,976)	(68,084)
Redemptions	(3,178,018,419)	(2,865,907,300)	(27,091)	(11,918)	(8,605)	-	(590,226)	(627,123)
Annuity benefits	(1,609,188)	(1,665,603)	-	-	-	-	(641)	(641)
Contract maintenance charges (note 2)	(195,320,379)	(112,337,217)	(5)	(5)	-	-	(3,313)	(3,784)
Contingent deferred sales charges (note 2)	(20,085,587)	(20,837,633)	-	-	-	-	(147)	(493)
Adjustments to maintain reserves	(599,214)	(36,260)	4	(10)	10	-	542	403

Net equity transactions	934,575,693	3,928,080,716	(48,257)	(11,543)	1,938,086	-	(642,481)	(676,344)

Net change in contract owners’ equity	4,179,091,316	3,128,376,878	9,202	(59,337)	1,991,149	-	954,004	(1,218,189)
Contract owners’ equity beginning of period	29,793,903,432	26,665,526,554	393,138	452,475	-	-	9,763,807	10,981,996

Contract owners’ equity end of period	$33,972,994,748	29,793,903,432	402,340	393,138	1,991,149	-	10,717,811	9,763,807

CHANGES IN UNITS:
Beginning units	2,517,758,479	2,109,588,057	32,647	34,119	-	-	133,488	142,179
Units purchased	707,765,795	978,929,071	7,017	11,920	197,949	-	213	323
Units redeemed	(585,251,583)	(570,758,649)	(10,562)	(13,392)	(1,248)	-	(8,085)	(9,014)

Ending units	2,640,272,691	2,517,758,479	29,102	32,647	196,701	-	125,616	133,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AFHY		AVPAP2		AFGC		MLVGA3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$101,145	115,165	97,105	-	(1,282)	8,422	8,128	1,179,795
Realized gain (loss) on investments	75,394	(14,852)	(1)	-	15,531	5,208	876,600	749,851
Change in unrealized gain (loss) on investments	3,862	(38,230)	8,806	-	(36,013)	34,133	9,286,107	(11,963,314)
Reinvested capital gains	-	-	-	-	32,139	28,110	505,553	3,122,639

Net increase (decrease) in contract owners’ equity resulting from operations	180,401	62,083	105,910	-	10,375	75,873	10,676,388	(6,911,029)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,418	5,320	12,416,356	-	243	295	32,521,177	36,668,257
Transfers between funds	(960)	34,491	638,055	-	(67,812)	-	(1,839,954)	18,403,568
Redemptions	(34,272)	(75,948)	(54)	-	(69,830)	(71,880)	(10,954,494)	(9,998,731)
Annuity benefits	(1,401)	(1,378)	-	-	(241)	(239)	-	-
Contract maintenance charges (note 2)	(528)	(626)	-	-	(648)	(759)	(10,704)	(7,709)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(46,330)	(41,574)
Adjustments to maintain reserves	820	1,582	(30)	-	160	143	(604)	(388)

Net equity transactions	(34,923)	(36,559)	13,054,327	-	(138,128)	(72,440)	19,669,091	45,023,423

Net change in contract owners’ equity	145,478	25,524	13,160,237	-	(127,753)	3,433	30,345,479	38,112,394
Contract owners’ equity beginning of period	1,811,691	1,786,167	-	-	1,223,501	1,220,068	123,669,985	85,557,591

Contract owners’ equity end of period	$1,957,169	1,811,691	13,160,237	-	1,095,748	1,223,501	154,015,464	123,669,985

CHANGES IN UNITS:
Beginning units	37,304	37,078	-	-	34,457	36,578	10,016,317	6,572,107
Units purchased	104,321	90,954	1,300,946	-	7	9	3,778,528	5,150,285
Units redeemed	(105,771)	(90,728)	(5)	-	(3,876)	(2,130)	(2,264,223)	(1,706,075)

Ending units	35,854	37,304	1,300,941	-	30,588	34,457	11,530,622	10,016,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CHSMM		DSIF		DSIFS		DSRG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(121,636)	(120,529)	1,457,608	1,082,230	392,139	129,878	(207,312)	(176,425)
Realized gain (loss) on investments	-	-	8,840,652	9,814,474	(550,789)	(515,046)	2,295,367	1,091,291
Change in unrealized gain (loss) on investments	-	1	7,681,337	(10,918,941)	9,983,889	(50,354)	1,986,545	(981,875)
Reinvested capital gains	-	-	10,738,166	1,562,507	5,772,701	731,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,636)	(120,528)	28,717,763	1,540,270	15,597,940	296,089	4,074,600	(67,009)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,508,129	5,899,031	3,065,443	3,396,610	19,021,454	19,668,645	688,977	744,087
Transfers between funds	(3,233,511)	(2,113,449)	(1,571,346)	(6,861,391)	(3,519,032)	(1,130,490)	(191,678)	(416,395)
Redemptions	(4,770,359)	(3,082,925)	(31,854,859)	(31,422,859)	(13,537,724)	(13,755,888)	(5,313,891)	(6,194,893)
Annuity benefits	-	(18,553)	(61,740)	(66,675)	(35,545)	(37,700)	(2,701)	(2,620)
Contract maintenance charges (note 2)	(523)	(601)	(127,839)	(140,380)	(345,677)	(174,722)	(33,795)	(38,053)
Contingent deferred sales charges (note 2)	-	-	(22,120)	(38,071)	(68,980)	(94,351)	(7,779)	(5,122)
Adjustments to maintain reserves	37	17	136	1,853	(1,308)	(1,832)	154	(22)

Net equity transactions	(3,496,227)	683,520	(30,572,325)	(35,130,913)	1,513,188	4,473,662	(4,860,713)	(5,913,018)

Net change in contract owners’ equity	(3,617,863)	562,992	(1,854,562)	(33,590,643)	17,111,128	4,769,751	(786,113)	(5,980,027)
Contract owners’ equity beginning of period	14,443,732	13,880,740	210,978,801	244,569,444	114,015,519	109,245,768	39,114,157	45,094,184

Contract owners’ equity end of period	$10,825,869	14,443,732	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

CHANGES IN UNITS:
Beginning units	1,391,226	1,300,472	7,343,204	8,556,559	7,723,730	7,353,016	1,619,263	1,858,295
Units purchased	915,325	1,237,541	352,615	389,033	2,628,249	2,908,956	52,434	71,852
Units redeemed	(1,258,603)	(1,146,787)	(1,322,098)	(1,602,388)	(2,467,327)	(2,538,242)	(236,142)	(310,884)

Ending units	1,047,948	1,391,226	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,312)	-	(640)	33,356	(275,887)	(89,513)	(7,713)	-
Realized gain (loss) on investments	46	-	(100,939)	2,752	282,761	(8,647)	(227)	-
Change in unrealized gain (loss) on investments	13,126	-	1,065,413	(532,366)	3,353,709	(86,148)	58,225	-
Reinvested capital gains	672	-	-	-	-	-	7,869	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,532	-	963,834	(496,258)	3,360,583	(184,308)	58,154	-

Equity transactions:
Purchase payments received from contract owners (note 3)	525,929	-	2,964,602	3,677,562	5,933,771	6,391,741	1,015,995	-
Transfers between funds	38,549	-	(77,278)	2,682,926	(87,207)	7,402,818	467,222	-
Redemptions	(5,842)	-	(559,480)	(78,605)	(660,379)	(231,292)	(14,181)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(53,651)	(5,005)	(113,462)	(12,964)	(1,207)	-
Contingent deferred sales charges (note 2)	(213)	-	(8,428)	(88)	(8,601)	(4,839)	(43)	-
Adjustments to maintain reserves	(19)	-	(12,722)	(102)	(308)	(98)	(45)	-

Net equity transactions	558,404	-	2,253,043	6,276,688	5,063,814	13,545,366	1,467,741	-

Net change in contract owners’ equity	570,936	-	3,216,877	5,780,430	8,424,397	13,361,058	1,525,895	-
Contract owners’ equity beginning of period	-	-	6,042,943	262,513	13,876,653	515,595	-	-

Contract owners’ equity end of period	$570,936	-	9,259,820	6,042,943	22,301,050	13,876,653	1,525,895	-

CHANGES IN UNITS:
Beginning units	-	-	672,762	25,460	1,261,261	45,685	-	-
Units purchased	57,507	-	486,457	674,086	1,124,800	1,424,829	157,701	-
Units redeemed	(1,539)	-	(242,204)	(26,784)	(707,856)	(209,253)	(4,169)	-

Ending units	55,968	-	917,015	672,762	1,678,205	1,261,261	153,532	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(235,579)	-	(30,973)	1,488	133,562	109,249	(1,249,124)	(1,490,840)
Realized gain (loss) on investments	(159,601)	-	518,272	821,086	(143,799)	191,639	(162,263)	(2,104,706)
Change in unrealized gain (loss) on investments	(336,503)	-	934,965	(774,058)	446,216	(843,088)	25,949,401	(5,636,839)
Reinvested capital gains	6,819	-	-	-	817,709	566,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(724,864)	-	1,422,264	48,516	1,253,688	24,108	24,538,014	(9,232,385)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,549	-	228,612	43,629	36,509	101,300	14,847,992	19,549,331
Transfers between funds	23,476,825	-	3,530,039	573,079	860,490	26,667	2,891,518	(15,615,474)
Redemptions	(1,677,803)	-	(752,613)	(1,457,349)	(1,231,066)	(2,267,313)	(11,597,332)	(10,902,517)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(73,943)	-	(3,007)	(2,558)	(912)	(990)	(560,583)	(342,751)
Contingent deferred sales charges (note 2)	(13,754)	-	(839)	(1,168)	(793)	(3,097)	(87,428)	(79,193)
Adjustments to maintain reserves	(778)	-	(106)	(52)	(108)	(251)	(1,361)	(1,561)

Net equity transactions	22,123,096	-	3,002,086	(844,419)	(335,880)	(2,143,684)	5,492,806	(7,392,165)

Net change in contract owners’ equity	21,398,232	-	4,424,350	(795,903)	917,808	(2,119,576)	30,030,820	(16,624,550)
Contract owners’ equity beginning of period	-	-	5,854,364	6,650,267	10,841,461	12,961,037	111,237,782	127,862,332

Contract owners’ equity end of period	$21,398,232	-	10,278,714	5,854,364	11,759,269	10,841,461	141,268,602	111,237,782

CHANGES IN UNITS:
Beginning units	-	-	404,489	463,358	655,718	781,885	8,157,179	8,528,417
Units purchased	2,554,821	-	318,277	108,536	101,324	144,938	2,927,685	2,494,702
Units redeemed	(353,468)	-	(125,130)	(167,405)	(119,775)	(271,105)	(2,553,083)	(2,865,940)

Ending units	2,201,353	-	597,636	404,489	637,267	655,718	8,531,781	8,157,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MNDSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(178,769)	(26,666)	(263,818)	(72,339)	(120,648)	(145,396)	(11,114)	-
Realized gain (loss) on investments	722,606	108,743	(2,758,370)	697,687	658,949	520,546	(2,784)	-
Change in unrealized gain (loss) on investments	(386,687)	(275,263)	(8,234,841)	(3,494,518)	312,080	(460,050)	46,713	-
Reinvested capital gains	-	-	9,366,961	73,862	437,026	-	72,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,150	(193,186)	(1,890,068)	(2,795,308)	1,287,407	(84,900)	105,503	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,683,387	-	1,841,470	-	118,124	84,705	1,086,920	-
Transfers between funds	14,842,401	(47,704)	82,450,932	(332,117)	(434,498)	(386,434)	1,392,940	-
Redemptions	(1,110,909)	(211,711)	(6,933,784)	(1,015,321)	(2,206,573)	(2,227,412)	(31,399)	-
Annuity benefits	(449)	(461)	(11,180)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,414)	(1,735)	(13,829)	(3,907)	(1,078)	(1,166)	(2,197)	-
Contingent deferred sales charges (note 2)	(1,980)	(121)	(30,108)	(724)	(3,605)	(10,543)	(73)	-
Adjustments to maintain reserves	(3,526)	(695)	(102,897)	(121)	(3,887)	(442)	(55)	-

Net equity transactions	15,405,510	(262,427)	77,200,604	(1,352,190)	(2,531,517)	(2,541,292)	2,446,136	-

Net change in contract owners’ equity	15,562,660	(455,613)	75,310,536	(4,147,498)	(1,244,110)	(2,626,192)	2,551,639	-
Contract owners’ equity beginning of period	1,755,826	2,211,439	5,139,442	9,286,940	9,464,140	12,090,332	-	-

Contract owners’ equity end of period	$17,318,486	1,755,826	80,449,978	5,139,442	8,220,030	9,464,140	2,551,639	-

CHANGES IN UNITS:
Beginning units	378,492	429,603	391,151	470,786	638,301	809,425	-	-
Units purchased	2,703,521	-	5,034,442	4,058	85,002	112,082	293,271	-
Units redeemed	(679,788)	(51,111)	(1,186,406)	(83,693)	(242,886)	(283,206)	(43,172)	-

Ending units	2,402,225	378,492	4,239,187	391,151	480,417	638,301	250,099	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVFSC		MVIVSC		MSVFI		MSVF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(750,140)	(1,453,951)	(54,039)	(118,611)	47,324	37,813	548,234	403,201
Realized gain (loss) on investments	21,454,078	12,847,215	826,506	346,428	55,941	(403)	353,338	(12,527)
Change in unrealized gain (loss) on investments	18,997,367	(17,119,075)	8,039,702	(1,804,417)	8,816	30,757	535,842	422,448
Reinvested capital gains	2,388,656	1,274,247	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,089,961	(4,451,564)	8,812,169	(1,576,600)	112,081	68,167	1,437,414	813,122

Equity transactions:
Purchase payments received from contract owners (note 3)	20,769,221	33,239,620	18,099,412	24,913,927	15,352	24,813	110,504	224,748
Transfers between funds	(29,136,073)	(13,983,358)	4,486,866	12,845,954	30,512	17,119	(83,468)	(1,258,799)
Redemptions	(40,523,464)	(36,189,614)	(3,003,388)	(1,063,394)	(329,097)	(497,769)	(2,756,267)	(2,787,979)
Annuity benefits	(6,559)	(6,096)	-	-	-	-	(7,711)	(7,537)
Contract maintenance charges (note 2)	(1,467,206)	(1,136,632)	(502,127)	(133,248)	(484)	(542)	(23,111)	(22,307)
Contingent deferred sales charges (note 2)	(213,614)	(283,580)	(32,725)	(9,665)	(63)	(881)	(10,791)	(10,959)
Adjustments to maintain reserves	(1,221)	(695)	(659)	(703)	(10)	(59)	(352)	(448)

Net equity transactions	(50,578,916)	(18,360,355)	19,047,379	36,552,871	(283,790)	(457,319)	(2,771,196)	(3,863,281)

Net change in contract owners’ equity	(8,488,955)	(22,811,919)	27,859,548	34,976,271	(171,709)	(389,152)	(1,333,782)	(3,050,159)
Contract owners’ equity beginning of period	317,203,619	340,015,538	50,011,075	15,034,804	1,592,352	1,981,504	19,892,492	22,942,651

Contract owners’ equity end of period	$308,714,664	317,203,619	77,870,623	50,011,075	1,420,643	1,592,352	18,558,710	19,892,492

CHANGES IN UNITS:
Beginning units	19,464,081	20,429,012	4,818,705	1,400,680	139,216	180,620	1,719,934	2,060,566
Units purchased	3,204,311	4,814,723	3,218,364	4,208,756	36,116	44,314	169,763	177,271
Units redeemed	(6,069,568)	(5,779,654)	(1,469,018)	(790,731)	(60,345)	(85,718)	(400,726)	(517,903)

Ending units	16,598,824	19,464,081	6,568,051	4,818,705	114,987	139,216	1,488,971	1,719,934

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSEM		MSEMB		VKVGR2		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$53,000	81,900	13,471	21,703	(205)	120	(181)	(246)
Realized gain (loss) on investments	83,327	(17,129)	13,137	(5,537)	15	(932)	1,327	16,620
Change in unrealized gain (loss) on investments	399,647	100,551	124,714	26,669	4,157	-	4,271	(13,932)
Reinvested capital gains	-	41,069	-	11,623	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	535,974	206,391	151,322	54,458	3,967	(812)	5,417	2,442

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	(290)	(5,026)
Transfers between funds	(55,969)	(103,024)	(36,747)	(22,519)	55,729	923	116	(9,705)
Redemptions	(663,484)	(524,425)	(123,745)	(145,671)	-	(111)	-	122
Annuity benefits	-	-	-	-	-	-	(2,964)	(10,076)
Contract maintenance charges (note 2)	(1,974)	(2,167)	(194)	(202)	-	-	174	-
Contingent deferred sales charges (note 2)	(191)	(425)	(69)	(31)	-	-	-	-
Adjustments to maintain reserves	(128)	(78)	(67)	(115)	(2)	-	(3,173)	(349)

Net equity transactions	(721,746)	(630,119)	(160,822)	(168,538)	55,727	812	(6,137)	(25,034)

Net change in contract owners’ equity	(185,772)	(423,728)	(9,500)	(114,080)	59,694	-	(720)	(22,592)
Contract owners’ equity beginning of period	3,579,650	4,003,378	1,015,627	1,129,707	-	-	35,079	57,671

Contract owners’ equity end of period	$3,393,878	3,579,650	1,006,127	1,015,627	59,694	-	34,359	35,079

CHANGES IN UNITS:
Beginning units	146,190	172,642	47,925	56,191	-	-	-	312
Units purchased	-	-	652	3,278	6,184	592	9	-
Units redeemed	(27,053)	(26,452)	(7,693)	(11,544)	-	(592)	(9)	(312)

Ending units	119,137	146,190	40,884	47,925	6,184	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVREB		NVAMV1		NVAMV2		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(40)	(52)	(199,091)	146,762	(1,107,937)	(95,811)	(8,338,498)	(8,748,128)
Realized gain (loss) on investments	1,393	1,852	721,869	263,334	1,648,201	1,161,400	2,290,785	179,686
Change in unrealized gain (loss) on investments	(832)	(1,461)	3,809,786	(891,778)	11,016,530	(3,017,896)	447,347,736	(16,676,602)
Reinvested capital gains	-	-	2,037,600	137,253	5,941,559	380,763	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	521	339	6,370,164	(344,429)	17,498,353	(1,571,544)	441,300,023	(25,245,044)

Equity transactions:
Purchase payments received from contract owners (note 3)	(39,125)	39,388	707,015	1,083,684	7,568,117	14,533,385	555,891,246	1,022,701,603
Transfers between funds	39,208	(39,388)	(2,237,375)	(4,593,749)	(13,306,562)	(8,210,128)	(794,538)	(19,901,350)
Redemptions	-	-	(8,009,308)	(8,757,056)	(15,656,987)	(16,344,346)	(162,680,418)	(89,968,002)
Annuity benefits	(772)	(4,488)	(3,039)	(6,521)	(17,994)	(10,473)	(3,539)	(2,813)
Contract maintenance charges (note 2)	(2)	-	(23,606)	(26,400)	(519,924)	(373,450)	(31,014,092)	(17,081,920)
Contingent deferred sales charges (note 2)	-	-	(12,827)	(20,419)	(102,646)	(169,835)	(1,925,134)	(1,586,944)
Adjustments to maintain reserves	39	297	305	10,944	(2,308)	7,749	(3,790)	11,723

Net equity transactions	(652)	(4,191)	(9,578,835)	(12,309,517)	(22,038,304)	(10,567,098)	359,469,735	894,172,297

Net change in contract owners’ equity	(131)	(3,852)	(3,208,671)	(12,653,946)	(4,539,951)	(12,138,642)	800,769,758	868,927,253
Contract owners’ equity beginning of period	4,945	8,797	52,140,929	64,794,875	147,342,084	159,480,726	3,003,377,639	2,134,450,386

Contract owners’ equity end of period	$4,814	4,945	48,932,258	52,140,929	142,802,133	147,342,084	3,804,147,397	3,003,377,639

CHANGES IN UNITS:
Beginning units	27	27	3,763,621	4,645,835	10,757,342	11,529,269	298,878,335	211,427,824
Units purchased	3,308	3,393	90,321	190,825	1,096,504	2,206,410	64,730,700	108,345,137
Units redeemed	(3,308)	(3,393)	(732,333)	(1,073,039)	(2,609,098)	(2,978,337)	(31,751,402)	(20,894,626)

Ending units	27	27	3,121,609	3,763,621	9,244,748	10,757,342	331,857,633	298,878,335

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,498,446	3,908,167	(862,120)	(722,081)	(2,891,341)	(2,618,040)	(6,605,075)	(6,805,173)
Realized gain (loss) on investments	1,371,324	(1,256,608)	(2,448,582)	(1,933,212)	(6,153,775)	(4,169,992)	(861,974)	(3,749,693)
Change in unrealized gain (loss) on investments	27,197,053	33,880,415	27,321,376	(9,782,123)	40,496,020	(5,714,866)	166,394,063	(23,884,988)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,066,823	36,531,974	24,010,674	(12,437,416)	31,450,904	(12,502,898)	158,927,014	(34,439,854)

Equity transactions:
Purchase payments received from contract owners (note 3)	218,970,652	285,562,009	16,473,773	26,636,675	25,867,731	39,921,287	229,516,424	294,865,946
Transfers between funds	52,628,071	(16,771,794)	(3,349,337)	1,437,876	(15,951,353)	2,035,175	(42,981,040)	(2,762,862)
Redemptions	(86,431,007)	(45,389,095)	(10,357,687)	(10,836,924)	(16,607,631)	(17,512,597)	(83,952,247)	(36,401,236)
Annuity benefits	(34,683)	(8,783)	(7,605)	(6,220)	(4,750)	(4,604)	(2,114)	(1,723)
Contract maintenance charges (note 2)	(8,552,540)	(5,087,949)	(623,287)	(343,966)	(887,303)	(546,272)	(8,657,851)	(4,760,859)
Contingent deferred sales charges (note 2)	(702,188)	(834,019)	(92,408)	(100,775)	(134,622)	(146,169)	(701,559)	(758,413)
Adjustments to maintain reserves	(2,749)	8,251	(919)	246	(956)	(1,575)	(3,843)	(8,140)

Net equity transactions	175,875,556	217,478,620	2,042,530	16,786,912	(7,718,884)	23,745,245	93,217,770	250,172,713

Net change in contract owners’ equity	211,942,379	254,010,594	26,053,204	4,349,496	23,732,020	11,242,347	252,144,784	215,732,859
Contract owners’ equity beginning of period	1,024,636,255	770,625,661	116,531,942	112,182,446	203,065,667	191,823,320	1,005,300,580	789,567,721

Contract owners’ equity end of period	$1,236,578,634	1,024,636,255	142,585,146	116,531,942	226,797,687	203,065,667	1,257,445,364	1,005,300,580

CHANGES IN UNITS:
Beginning units	91,572,178	71,841,137	11,697,772	10,053,778	21,925,386	19,445,092	125,082,554	94,709,952
Units purchased	30,111,228	34,301,944	2,742,837	4,450,308	4,106,547	7,194,972	32,142,445	43,246,817
Units redeemed	(15,034,268)	(14,570,903)	(2,537,602)	(2,806,314)	(4,853,312)	(4,714,678)	(21,788,014)	(12,874,215)

Ending units	106,649,138	91,572,178	11,903,007	11,697,772	21,178,621	21,925,386	135,436,985	125,082,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		HIBF		HIBF3		GEM		GEM2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	392,123	535,443	6,458,219	5,630,792	(1,917)	(2,787)	(14,700)	(17,020)
Realized gain (loss) on investments		(184,587)	(418,585)	854,689	3,775,393	(55,685)	(39,549)	(245,677)	(27,864)
Change in unrealized gain (loss) on investments		585,028	72,641	3,950,323	(7,065,820)	100,996	(57,044)	437,185	(377,713)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		792,564	189,499	11,263,231	2,340,365	43,394	(99,380)	176,808	(422,597)

Equity transactions:
Purchase payments received from contract owners (note 3)		29	88	9,123,520	8,068,539	-	-	(49)	-
Transfers between funds		(302,180)	(405,304)	(5,804,309)	1,732,584	(20,766)	(38,817)	(82,436)	(24,169)
Redemptions		(1,280,655)	(1,796,036)	(10,697,689)	(10,518,180)	(109,494)	(45,592)	(278,702)	(268,987)
Annuity benefits		(305)	(277)	(10,309)	(9,871)	(552)	(641)	-	-
Contract maintenance charges (note 2)		(979)	(1,095)	(6,897)	(6,233)	(112)	(135)	(325)	(424)
Contingent deferred sales charges (note 2)		(468)	(6,939)	(56,633)	(55,427)	(1)	(3)	(163)	(206)
Adjustments to maintain reserves		(264)	(254)	(788)	(469)	(311)	(378)	(47)	(97)

Net equity transactions		(1,584,822)	(2,209,817)	(7,453,105)	(789,057)	(131,236)	(85,566)	(361,722)	(293,883)

Net change in contract owners’ equity		(792,258)	(2,020,318)	3,810,126	1,551,308	(87,842)	(184,946)	(184,914)	(716,480)
Contract owners’ equity beginning of period		6,839,009	8,859,327	97,202,206	95,650,898	297,368	482,314	1,272,348	1,988,828

Contract owners’ equity end of period	$	6,046,751	6,839,009	101,012,332	97,202,206	209,526	297,368	1,087,434	1,272,348

CHANGES IN UNITS:
Beginning units		405,899	540,532	7,233,930	7,280,016	14,503	18,106	44,117	52,785
Units purchased		25,324	98,053	4,079,407	5,368,529	-	-	284	6,775
Units redeemed		(113,815)	(232,686)	(4,651,621)	(5,414,615)	(5,886)	(3,603)	(11,742)	(15,443)

Ending units		317,408	405,899	6,661,716	7,233,930	8,617	14,503	32,659	44,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEM3		GEM6		GIG		GIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(204,875)	(203,521)	(661,084)	(588,128)	(160)	12	(131,392)	(27,196)
Realized gain (loss) on investments	(1,521,297)	(7,675,076)	(112,087)	(9,626,946)	1,059	1,071	796,615	(367,298)
Change in unrealized gain (loss) on investments	5,076,471	(1,496)	7,071,298	(3,988,277)	4,074	(5,750)	2,629,444	(2,872,659)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,350,299	(7,880,093)	6,298,127	(14,203,351)	4,973	(4,667)	3,294,667	(3,267,153)

Equity transactions:
Purchase payments received from contract owners (note 3)	526,430	1,215,053	8,201,646	8,115,744	(1)	-	338,218	374,330
Transfers between funds	(1,443,011)	(4,735,882)	(303,727)	(6,626,973)	3	-	(822,168)	68,727
Redemptions	(3,680,267)	(5,376,932)	(5,713,863)	(6,914,453)	(2,680)	(3,192)	(3,685,324)	(4,855,542)
Annuity benefits	(2,519)	(5,571)	(1,942)	-	-	-	(6,662)	(7,239)
Contract maintenance charges (note 2)	(11,372)	(14,203)	(6,353)	(6,825)	(28)	(36)	(11,280)	(12,937)
Contingent deferred sales charges (note 2)	(4,444)	(13,866)	(46,339)	(54,086)	-	-	(2,895)	(5,979)
Adjustments to maintain reserves	(2,146)	442	(1,320)	(754)	2	(31)	(669)	13,825

Net equity transactions	(4,617,329)	(8,930,959)	2,128,102	(5,487,347)	(2,704)	(3,259)	(4,190,780)	(4,424,815)

Net change in contract owners’ equity	(1,267,030)	(16,811,052)	8,426,229	(19,690,698)	2,269	(7,926)	(896,113)	(7,691,968)
Contract owners’ equity beginning of period	23,472,677	40,283,729	43,888,708	63,579,406	35,746	43,672	25,375,025	33,066,993

Contract owners’ equity end of period	$22,205,647	23,472,677	52,314,937	43,888,708	38,015	35,746	24,478,912	25,375,025

CHANGES IN UNITS:
Beginning units	1,075,051	1,413,626	2,598,477	2,890,791	3,386	3,675	1,510,544	1,753,932
Units purchased	146,794	164,028	1,061,571	832,414	-	-	39,976	163,083
Units redeemed	(342,885)	(502,603)	(954,916)	(1,124,728)	(218)	(289)	(272,782)	(406,471)

Ending units	878,960	1,075,051	2,705,132	2,598,477	3,168	3,386	1,277,738	1,510,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(243,715)	(92,134)	44,582	(679,303)	(39,904)	(259,705)	(548)	(13,457)
Realized gain (loss) on investments	851,907	940,738	1,080,857	1,984,473	(455,722)	(94,216)	7,638	371,873
Change in unrealized gain (loss) on investments	2,479,899	(3,620,754)	4,089,975	(13,163,847)	2,125,262	(3,503,958)	199,359	(540,513)
Reinvested capital gains	-	-	5,060,113	677,844	1,691,067	204,746	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,088,091	(2,772,150)	10,275,527	(11,180,833)	3,320,703	(3,653,133)	206,449	(182,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,460	3,317,466	891,891	1,158,627	4,044,040	8,997,765	271,583	158,705
Transfers between funds	(2,473,355)	4,116,297	(3,073,354)	(2,704,805)	(5,594,507)	1,402,105	171,156	422,185
Redemptions	(2,193,911)	(1,711,231)	(10,231,572)	(11,882,578)	(1,089,967)	(1,499,636)	(367,735)	(253,130)
Annuity benefits	-	-	(26,271)	(14,716)	-	-	-	-
Contract maintenance charges (note 2)	(114,906)	(72,967)	(37,938)	(45,683)	(169,882)	(85,748)	(1,150)	(1,063)
Contingent deferred sales charges (note 2)	(27,879)	(9,039)	(6,764)	(23,422)	(11,239)	(20,043)	(1,692)	(748)
Adjustments to maintain reserves	(500)	254	(241)	(1,792)	(426)	(501)	(65)	(62)

Net equity transactions	(2,685,091)	5,640,780	(12,484,249)	(13,514,369)	(2,821,981)	8,793,942	72,097	325,887

Net change in contract owners’ equity	403,000	2,868,630	(2,208,722)	(24,695,202)	498,722	5,140,809	278,546	143,790
Contract owners’ equity beginning of period	24,130,603	21,261,973	72,695,987	97,391,189	23,656,246	18,515,437	2,108,691	1,964,901

Contract owners’ equity end of period	$24,533,603	24,130,603	70,487,265	72,695,987	24,154,968	23,656,246	2,387,237	2,108,691

CHANGES IN UNITS:
Beginning units	3,528,777	2,754,847	9,418,341	11,003,045	3,122,319	2,127,346	227,602	202,690
Units purchased	637,277	1,682,280	177,927	426,205	750,979	2,297,649	67,491	222,042
Units redeemed	(1,008,477)	(908,350)	(1,680,167)	(2,010,909)	(1,104,847)	(1,302,676)	(60,956)	(197,130)

Ending units	3,157,577	3,528,777	7,916,101	9,418,341	2,768,451	3,122,319	234,137	227,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,118,682)	(2,110,130)	(152,909)	72,768	(694,551)	8,682,845	(4,348,829)	11,584,199
Realized gain (loss) on investments	3,158,170	2,257,917	243,862	1,378,893	931,324	11,907	1,903,568	(157,807)
Change in unrealized gain (loss) on investments	13,354,018	(6,887,748)	2,194,034	(3,956,192)	104,996,734	(52,411,470)	217,317,898	(121,757,876)
Reinvested capital gains	-	-	1,042,883	355,769	18,208,571	7,339,091	33,278,540	10,895,379

Net increase (decrease) in contract owners’ equity resulting from operations	15,393,506	(6,739,961)	3,327,870	(2,148,762)	123,442,078	(36,377,627)	248,151,177	(99,436,105)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,920,646	10,710,831	4,663,127	4,788,842	305,604,539	404,792,668	284,605,039	835,255,553
Transfers between funds	(18,555,862)	(8,201,985)	(821,390)	706,694	(10,096,718)	12,410,216	(27,496,657)	5,991,743
Redemptions	(23,426,724)	(22,992,218)	(1,493,504)	(2,807,771)	(105,099,933)	(36,141,060)	(56,642,630)	(39,667,171)
Annuity benefits	(2,866)	(2,781)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(748,295)	(693,349)	(4,180)	(4,030)	(11,329,322)	(6,029,010)	(22,726,905)	(11,209,805)
Contingent deferred sales charges (note 2)	(133,120)	(204,935)	(17,022)	(35,767)	(896,257)	(648,042)	(1,074,108)	(839,931)
Adjustments to maintain reserves	(1,047)	(1,300)	(264)	162	(1,146)	(4,664)	151	(11,290)

Net equity transactions	(37,947,268)	(21,385,737)	2,326,767	2,648,130	178,181,163	374,380,108	176,664,890	789,519,099

Net change in contract owners’ equity	(22,553,762)	(28,125,698)	5,654,637	499,368	301,623,241	338,002,481	424,816,067	690,082,994
Contract owners’ equity beginning of period	174,956,881	203,082,579	22,508,074	22,008,706	1,259,936,055	921,933,574	1,993,782,374	1,303,699,380

Contract owners’ equity end of period	$152,403,119	174,956,881	28,162,711	22,508,074	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374

CHANGES IN UNITS:
Beginning units	19,248,367	21,270,528	2,675,730	2,416,119	128,328,881	91,327,946	215,720,584	134,184,859
Units purchased	2,627,837	5,214,783	660,100	1,042,514	38,695,997	46,164,222	35,891,174	96,316,816
Units redeemed	(6,609,748)	(7,236,944)	(404,096)	(782,903)	(21,896,292)	(9,163,287)	(17,843,167)	(14,781,091)

Ending units	15,266,456	19,248,367	2,931,734	2,675,730	145,128,586	128,328,881	233,768,591	215,720,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,445,058	4,696,475	(1,534,125)	12,982,809	(1,630,908)	2,735,374	1,253,216	4,907,986
Realized gain (loss) on investments	7,877,727	4,943,425	1,264,985	(334,802)	2,992,692	(339,662)	1,394,135	567,042
Change in unrealized gain (loss) on investments	16,786,044	(14,006,408)	174,246,357	(95,093,111)	32,114,038	(29,035,553)	35,932,206	(17,845,617)
Reinvested capital gains	9,671,320	2,688,951	33,776,138	11,062,859	9,486,110	3,343,151	12,080,603	2,968,535

Net increase (decrease) in contract owners’ equity resulting from operations	36,780,149	(1,677,557)	207,753,355	(71,382,245)	42,961,932	(23,296,690)	50,660,160	(9,402,054)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,728,941	158,098,491	295,118,909	700,007,455	13,248,220	12,840,436	141,556,880	186,647,527
Transfers between funds	60,099,790	81,061,529	(17,371,631)	10,111,955	(5,418,477)	1,115,152	12,539,130	2,560,929
Redemptions	(39,168,728)	(29,740,793)	(81,479,867)	(85,249,293)	(22,393,673)	(25,119,040)	(32,077,247)	(22,226,014)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,015,007)	(3,509,652)	(19,769,111)	(10,593,475)	(2,094,689)	(2,099,688)	(5,691,151)	(3,143,421)
Contingent deferred sales charges (note 2)	(789,576)	(447,860)	(1,429,635)	(1,125,118)	(150,041)	(247,980)	(490,489)	(348,014)
Adjustments to maintain reserves	(680)	(817)	(1,086)	(5,148)	(558)	(350)	(838)	(1,740)

Net equity transactions	142,854,740	205,460,898	175,067,579	613,146,376	(16,809,218)	(13,511,470)	115,836,285	163,489,267

Net change in contract owners’ equity	179,634,889	203,783,341	382,820,934	541,764,131	26,152,714	(36,808,160)	166,496,445	154,087,213
Contract owners’ equity beginning of period	581,434,652	377,651,311	1,863,452,955	1,321,688,824	343,084,881	379,893,041	556,682,830	402,595,617

Contract owners’ equity end of period	$761,069,541	581,434,652	2,246,273,889	1,863,452,955	369,237,595	343,084,881	723,179,275	556,682,830

CHANGES IN UNITS:
Beginning units	54,984,947	35,658,142	194,824,445	133,082,298	38,634,829	40,125,331	54,955,819	39,080,002
Units purchased	27,849,330	30,573,061	36,303,091	86,188,702	2,607,358	3,393,666	17,896,066	22,612,236
Units redeemed	(14,865,778)	(11,246,256)	(18,961,252)	(24,446,555)	(4,351,799)	(4,884,168)	(6,985,084)	(6,736,419)

Ending units	67,968,499	54,984,947	212,166,284	194,824,445	36,890,388	38,634,829	65,866,801	54,955,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$61,908	44,297	1,121,341	1,256,413	279,997	319,966	56,106	(238,124)
Realized gain (loss) on investments	59,181	22,771	3,220,408	2,344,806	597,281	351,008	219,120	(5,175,956)
Change in unrealized gain (loss) on investments	44,851	40,974	1,968,847	2,615,526	712,067	752,471	14,628,968	4,619,978
Reinvested capital gains	20,878	-	791,448	-	883,698	36,533	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	186,818	108,042	7,102,044	6,216,745	2,473,043	1,459,978	14,904,194	(794,102)

Equity transactions:
Purchase payments received from contract owners (note 3)	141,307	165,016	7,013,416	7,763,878	7,150,138	11,563,400	1,365,258	1,954,192
Transfers between funds	819,191	542,575	2,743,856	(10,323,196)	2,126,964	3,499,028	(2,409,616)	(3,607,632)
Redemptions	(619,450)	(396,735)	(24,390,445)	(20,295,386)	(3,573,589)	(2,756,305)	(17,861,217)	(18,364,044)
Annuity benefits	-	-	(2,224)	(1,920)	-	-	(52,117)	(67,453)
Contract maintenance charges (note 2)	(1,043)	(865)	(505,107)	(466,440)	(261,967)	(128,141)	(91,462)	(103,337)
Contingent deferred sales charges (note 2)	(578)	(697)	(113,843)	(151,259)	(31,128)	(16,056)	(9,038)	(18,270)
Adjustments to maintain reserves	(52)	(70)	(922)	(1,004)	(490)	(508)	(38,864)	13,528

Net equity transactions	339,375	309,224	(15,255,269)	(23,475,327)	5,409,928	12,161,418	(19,097,056)	(20,193,016)

Net change in contract owners’ equity	526,193	417,266	(8,153,225)	(17,258,582)	7,882,971	13,621,396	(4,192,862)	(20,987,118)
Contract owners’ equity beginning of period	2,763,344	2,346,078	127,561,730	144,820,312	40,774,802	27,153,406	123,961,912	144,949,030

Contract owners’ equity end of period	$3,289,537	2,763,344	119,408,505	127,561,730	48,657,773	40,774,802	119,769,050	123,961,912

CHANGES IN UNITS:
Beginning units	235,110	209,916	11,130,478	13,216,889	3,256,827	2,269,048	2,459,013	2,827,396
Units purchased	166,150	135,519	3,784,767	3,574,509	1,464,689	2,299,623	30,884	51,660
Units redeemed	(138,020)	(110,325)	(5,099,034)	(5,660,920)	(1,037,763)	(1,311,844)	(393,274)	(420,043)

Ending units	263,240	235,110	9,816,211	11,130,478	3,683,753	3,256,827	2,096,623	2,459,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		CAF		CAF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(966,450)	(1,559,402)	2,154,657	5,741,612	(263,051)	(259,785)	(109,462)	19,474
Realized gain (loss) on investments	1,917,002	(11,738,465)	3,564,812	2,212,745	2,511,788	2,398,610	263,424	(16,121)
Change in unrealized gain (loss) on investments	17,355,660	12,680,009	(12,227,239)	14,767,389	1,680,857	(2,806,152)	1,293,160	139,364
Reinvested capital gains	-	-	12,510,903	1,336,507	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,306,212	(617,858)	6,003,133	24,058,253	3,929,594	(667,327)	1,447,122	142,717

Equity transactions:
Purchase payments received from contract owners (note 3)	3,074,134	3,279,098	15,209,610	18,346,424	832,102	642,476	8,400,120	6,515,616
Transfers between funds	(15,514,929)	(10,072,890)	3,539,091	(23,095,419)	224,888	686,393	3,799,569	3,652,806
Redemptions	(23,698,491)	(23,548,338)	(62,025,466)	(60,738,031)	(4,552,509)	(4,991,713)	(442,822)	(39,194)
Annuity benefits	(1,991)	(1,811)	(20,244)	(25,894)	(21,484)	(8,554)	-	-
Contract maintenance charges (note 2)	(623,028)	(631,351)	(1,113,852)	(1,046,615)	(29,426)	(32,525)	(113,766)	(4,421)
Contingent deferred sales charges (note 2)	(137,206)	(196,285)	(262,521)	(346,713)	(4,134)	(7,399)	(6,191)	(552)
Adjustments to maintain reserves	(1,020)	(904)	(70)	1,121	1,640	448	(286)	(44)

Net equity transactions	(36,902,531)	(31,172,481)	(44,673,452)	(66,905,127)	(3,548,923)	(3,710,874)	11,636,624	10,124,211

Net change in contract owners’ equity	(18,596,319)	(31,790,339)	(38,670,319)	(42,846,874)	380,671	(4,378,201)	13,083,746	10,266,928
Contract owners’ equity beginning of period	167,516,909	199,307,248	407,181,059	450,027,933	31,815,129	36,193,330	10,266,928	-

Contract owners’ equity end of period	$148,920,590	167,516,909	368,510,740	407,181,059	32,195,800	31,815,129	23,350,674	10,266,928

CHANGES IN UNITS:
Beginning units	12,416,055	14,608,151	25,298,375	30,230,403	1,730,666	1,929,649	1,133,015	-
Units purchased	1,340,895	1,942,302	7,765,453	7,933,130	116,583	164,317	1,601,830	1,219,798
Units redeemed	(3,945,706)	(4,134,398)	(10,442,113)	(12,865,158)	(290,760)	(363,300)	(434,331)	(86,783)

Ending units	9,811,244	12,416,055	22,621,715	25,298,375	1,556,489	1,730,666	2,300,514	1,133,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$187,558	210,737	(1,046,585)	(109,857)	2,806,650	2,354,465	3,446,468	3,825,946
Realized gain (loss) on investments	683,249	(495,803)	(20,460,551)	(16,491,307)	816,706	227,017	8,137,343	1,661,708
Change in unrealized gain (loss) on investments	2,110,133	(2,856,612)	54,304,973	310,490	32,818,918	(6,890,276)	79,591,523	(29,486,529)
Reinvested capital gains	-	-	-	-	6,606,231	513,222	13,157,136	677,210

Net increase (decrease) in contract owners’ equity resulting from operations	2,980,940	(3,141,678)	32,797,837	(16,290,674)	43,048,505	(3,795,572)	104,332,470	(23,321,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,800,028	3,526,416	7,299,542	4,610,804	212,722,775	218,095,273	211,290,678	501,218,133
Transfers between funds	(2,399,959)	3,941,371	(12,755,664)	(10,678,043)	16,484,249	17,074,496	(5,341,671)	14,170,521
Redemptions	(1,064,430)	(1,199,126)	(62,022,844)	(54,500,702)	(30,211,093)	(13,470,230)	(21,714,871)	(10,719,464)
Annuity benefits	-	-	(20,626)	(14,469)	-	-	-	-
Contract maintenance charges (note 2)	(78,279)	(41,652)	(47,813)	(56,770)	(5,108,071)	(2,285,245)	(11,354,282)	(4,370,123)
Contingent deferred sales charges (note 2)	(5,105)	(11,669)	(154,314)	(298,822)	(481,129)	(244,911)	(566,068)	(233,739)
Adjustments to maintain reserves	(421)	(432)	514	4,963	(713)	(3,091)	(723)	(6,684)

Net equity transactions	(1,748,166)	6,214,908	(67,701,205)	(60,933,039)	193,406,018	219,166,292	172,313,063	500,058,644

Net change in contract owners’ equity	1,232,774	3,073,230	(34,903,368)	(77,223,713)	236,454,523	215,370,720	276,645,533	476,736,979
Contract owners’ equity beginning of period	19,050,533	15,977,303	264,292,741	341,516,454	489,089,921	273,719,201	906,298,809	429,561,830

Contract owners’ equity end of period	$20,283,307	19,050,533	229,389,373	264,292,741	725,544,444	489,089,921	1,182,944,342	906,298,809

CHANGES IN UNITS:
Beginning units	2,533,356	1,822,983	16,836,607	20,614,506	39,506,703	21,980,236	69,667,022	32,219,088
Units purchased	598,836	1,217,445	2,816,095	2,345,472	21,729,282	20,322,615	19,767,966	42,034,142
Units redeemed	(815,253)	(507,072)	(6,859,007)	(6,123,371)	(6,876,448)	(2,796,148)	(7,219,505)	(4,586,208)

Ending units	2,316,939	2,533,356	12,793,695	16,836,607	54,359,537	39,506,703	82,215,483	69,667,022

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,411,848	3,720,985	1,031,380	11,476,690	(1,546,814)	4,752,843	651,506	4,466,943
Realized gain (loss) on investments	18,247	(261,080)	476,528	280,095	(26,211,464)	(20,510,261)	375,493	(461,714)
Change in unrealized gain (loss) on investments	9,664,365	1,117,885	210,082,299	(51,379,389)	167,505,085	(33,685,157)	43,380,593	(1,357,344)
Reinvested capital gains	8,323,406	1,557,894	-	-	-	-	3,269,186	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,417,866	6,135,684	211,590,207	(39,622,604)	139,746,807	(49,442,575)	47,676,778	2,647,885

Equity transactions:
Purchase payments received from contract owners (note 3)	134,085,096	138,254,369	215,033,838	397,119,283	16,822,585	18,909,283	110,990,931	127,648,171
Transfers between funds	58,791,548	43,980,204	(28,611,651)	(73,223,684)	(36,487,977)	(31,103,442)	2,410,839	11,037,413
Redemptions	(54,250,761)	(44,261,619)	(301,137,174)	(366,727,754)	(188,240,199)	(163,811,995)	(117,582,496)	(80,845,288)
Annuity benefits	(11,627)	(11,690)	(113,054)	(109,135)	-	(29,982)	(113,564)	(117,861)
Contract maintenance charges (note 2)	(4,745,432)	(2,449,428)	(13,869,457)	(8,911,084)	(4,411,971)	(4,458,196)	(4,287,001)	(2,644,876)
Contingent deferred sales charges (note 2)	(682,683)	(546,307)	(1,684,233)	(2,201,178)	(927,560)	(1,414,009)	(485,575)	(664,390)
Adjustments to maintain reserves	(853)	(1,060)	(1,034)	1,928	(1,238)	3,437	(200)	(1,664)

Net equity transactions	133,185,288	134,964,469	(130,382,765)	(54,051,624)	(213,246,360)	(181,904,904)	(9,067,066)	54,411,505

Net change in contract owners’ equity	153,603,154	141,100,153	81,207,442	(93,674,228)	(73,499,553)	(231,347,479)	38,609,712	57,059,390
Contract owners’ equity beginning of period	518,575,478	377,475,325	2,362,793,548	2,456,467,776	1,253,194,315	1,484,541,794	756,335,353	699,275,963

Contract owners’ equity end of period	$672,178,632	518,575,478	2,444,000,990	2,362,793,548	1,179,694,762	1,253,194,315	794,945,065	756,335,353

CHANGES IN UNITS:
Beginning units	40,657,415	29,968,371	163,597,374	166,698,445	80,738,644	92,239,100	55,287,171	51,232,905
Units purchased	20,937,992	20,869,615	29,003,377	53,288,743	6,643,515	6,082,366	16,927,413	15,008,587
Units redeemed	(10,691,559)	(10,180,571)	(37,092,613)	(56,389,814)	(19,649,933)	(17,582,822)	(17,706,382)	(10,954,321)

Ending units	50,903,848	40,657,415	155,508,138	163,597,374	67,732,226	80,738,644	54,508,202	55,287,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG3		NVMIG6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(400,638)	(694,772)	(9,685,921)	(9,036,524)	(258,014)	(23,349)	(2,284,042)	(1,212,918)
Realized gain (loss) on investments	243,373	560,765	(318)	-	1,008,551	1,571,686	(665,733)	100,072
Change in unrealized gain (loss) on investments	8,126,493	(5,226,560)	-	-	3,750,451	(5,658,845)	24,196,475	(17,722,290)
Reinvested capital gains	6,960,670	1,548,165	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,929,898	(3,812,402)	(9,686,239)	(9,036,524)	4,500,988	(4,110,508)	21,246,700	(18,835,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,980,266	13,183,693	247,207,814	302,275,346	420,785	484,026	3,926,052	8,048,393
Transfers between funds	(3,968,613)	2,506,583	143,621,124	118,974,495	(643,468)	(1,020,058)	(7,824,811)	2,731,351
Redemptions	(11,285,361)	(12,824,031)	(363,582,711)	(321,996,751)	(4,474,976)	(6,234,279)	(22,111,170)	(21,895,425)
Annuity benefits	(12,234)	(9,068)	(80,486)	(88,129)	(1,447)	(1,503)	(533)	(444)
Contract maintenance charges (note 2)	(279,370)	(142,371)	(1,353,438)	(795,150)	(16,835)	(19,852)	(750,029)	(695,399)
Contingent deferred sales charges (note 2)	(45,828)	(46,177)	(724,115)	(1,241,313)	(7,701)	(10,122)	(139,744)	(203,425)
Adjustments to maintain reserves	(1,286)	(4,624)	(4,731)	28,281	(124)	(66)	(1,210)	(865)

Net equity transactions	(7,612,426)	2,664,005	25,083,457	97,156,779	(4,723,766)	(6,801,854)	(26,901,445)	(12,015,814)

Net change in contract owners’ equity	7,317,472	(1,148,397)	15,397,218	88,120,255	(222,778)	(10,912,362)	(5,654,745)	(30,850,950)
Contract owners’ equity beginning of period	98,415,415	99,563,812	654,554,435	566,434,180	33,825,091	44,737,453	166,931,769	197,782,719

Contract owners’ equity end of period	$105,732,887	98,415,415	669,951,653	654,554,435	33,602,313	33,825,091	161,277,024	166,931,769

CHANGES IN UNITS:
Beginning units	5,247,331	5,115,318	52,755,926	45,261,889	4,100,818	4,850,543	20,747,296	21,858,795
Units purchased	982,475	1,945,436	88,452,722	95,037,845	88,356	132,200	2,422,511	4,324,627
Units redeemed	(1,343,538)	(1,813,423)	(85,369,097)	(87,543,808)	(623,128)	(881,925)	(5,558,410)	(5,436,126)

Ending units	4,886,268	5,247,331	55,839,551	52,755,926	3,566,046	4,100,818	17,611,397	20,747,296

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,395)	(615)	(50,869)	30,818	(803,675)	133,442	(88,025)	(145,688)
Realized gain (loss) on investments	(88,011)	(94,325)	(1,786,790)	(1,392,741)	(1,621,650)	(674,146)	478,611	207,305
Change in unrealized gain (loss) on investments	173,798	(31,310)	2,568,680	204,658	10,141,540	(9,471,630)	772,743	(483,600)
Reinvested capital gains	-	-	-	-	-	-	241,936	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,392	(126,250)	731,021	(1,157,265)	7,716,215	(10,012,334)	1,405,265	(421,983)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,052	159,661	4,269,453	9,578,611	229,409	290,704
Transfers between funds	(9,598)	(35,064)	(343,400)	(72,374)	327,690	388,437	37,223	(485,705)
Redemptions	(110,913)	(163,041)	(863,101)	(1,157,691)	(4,090,384)	(3,860,146)	(2,233,461)	(1,565,329)
Annuity benefits	-	-	-	-	(1,050)	(1,223)	(1,684)	(1,679)
Contract maintenance charges (note 2)	(67)	(88)	(2,249)	(2,681)	(364,470)	(251,491)	(5,699)	(6,278)
Contingent deferred sales charges (note 2)	(53)	(132)	(1,527)	(2,134)	(43,242)	(52,855)	(5,128)	(4,942)
Adjustments to maintain reserves	(70)	(57)	(96)	(84)	(649)	(786)	115	(2,397)

Net equity transactions	(120,701)	(198,382)	(1,105,321)	(1,075,303)	97,348	5,800,547	(1,979,225)	(1,775,626)

Net change in contract owners’ equity	(42,309)	(324,632)	(374,300)	(2,232,568)	7,813,563	(4,211,787)	(573,960)	(2,197,609)
Contract owners’ equity beginning of period	559,837	884,469	5,441,335	7,673,903	52,397,141	56,608,928	9,767,057	11,964,666

Contract owners’ equity end of period	$517,528	559,837	5,067,035	5,441,335	60,210,704	52,397,141	9,193,097	9,767,057

CHANGES IN UNITS:
Beginning units	44,925	58,167	415,870	485,438	5,935,093	5,274,892	1,104,279	1,296,267
Units purchased	425	4,852	53,493	63,166	1,399,547	1,918,445	226,740	192,874
Units redeemed	(9,374)	(18,094)	(134,561)	(132,734)	(1,408,041)	(1,258,244)	(426,146)	(384,862)

Ending units	35,976	44,925	334,802	415,870	5,926,599	5,935,093	904,873	1,104,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,647,331)	(2,067,406)	(2,249)	(8,208)	(183,059)	(302,589)	(2,413,910)	(2,612,586)
Realized gain (loss) on investments	10,212,445	6,719,593	8,918	(14,831)	1,297,709	878,622	9,404,126	9,549,350
Change in unrealized gain (loss) on investments	4,614,926	(9,689,783)	494,137	(368,941)	5,455,285	(5,366,484)	(722,039)	(17,266,389)
Reinvested capital gains	2,775,096	-	-	118,443	-	1,486,602	16,720,810	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,955,136	(5,037,596)	500,806	(273,537)	6,569,935	(3,303,849)	22,988,987	(10,329,625)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,869,224	8,972,927	139,821	128,362	6,125,770	8,371,802	1,721,916	2,183,677
Transfers between funds	(12,733,860)	(4,759,740)	(51,211)	299,680	(774,225)	(690,247)	(3,461,781)	(5,246,061)
Redemptions	(15,764,758)	(15,559,904)	(684,859)	(680,349)	(4,841,114)	(4,874,170)	(24,082,215)	(25,622,702)
Annuity benefits	(9,851)	(3,113)	-	-	-	-	(18,919)	(18,674)
Contract maintenance charges (note 2)	(382,863)	(324,632)	(1,490)	(1,661)	(192,343)	(101,654)	(113,893)	(124,961)
Contingent deferred sales charges (note 2)	(93,358)	(114,839)	(2,261)	(601)	(30,502)	(30,167)	(13,338)	(19,095)
Adjustments to maintain reserves	(1,693)	(268)	(92)	(36)	(736)	(702)	2,621	1,387

Net equity transactions	(23,117,159)	(11,789,569)	(600,092)	(254,605)	286,850	2,674,862	(25,965,609)	(28,846,429)

Net change in contract owners’ equity	(7,162,023)	(16,827,165)	(99,286)	(528,142)	6,856,785	(628,987)	(2,976,622)	(39,176,054)
Contract owners’ equity beginning of period	113,541,164	130,368,329	3,307,487	3,835,629	41,597,008	42,225,995	175,618,967	214,795,021

Contract owners’ equity end of period	$106,379,141	113,541,164	3,208,201	3,307,487	48,453,793	41,597,008	172,642,345	175,618,967

CHANGES IN UNITS:
Beginning units	13,148,749	14,383,005	341,497	368,018	5,145,247	4,831,835	18,999,885	21,964,214
Units purchased	2,148,673	3,430,101	60,859	103,491	1,679,692	1,995,582	283,823	399,587
Units redeemed	(4,543,629)	(4,664,357)	(117,433)	(130,012)	(1,649,086)	(1,682,170)	(2,812,233)	(3,363,916)

Ending units	10,753,793	13,148,749	284,923	341,497	5,175,853	5,145,247	16,471,475	18,999,885

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,131,153)	(2,292,662)	(1,056,464)	(1,973,658)	(82,739)	(99,998)	(324,660)	(316,989)
Realized gain (loss) on investments	13,105,734	11,160,853	10,553,001	10,282,591	652,842	(270,602)	802,811	443,448
Change in unrealized gain (loss) on investments	(6,661,320)	(15,004,422)	1,342,795	(18,252,957)	165,087	(77,181)	1,785,088	(1,902,744)
Reinvested capital gains	11,722,621	-	25,062,241	1,158,382	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,035,882	(6,136,231)	35,901,573	(8,785,642)	735,190	(447,781)	2,263,239	(1,776,285)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,282,164	7,801,314	4,234,157	6,422,922	181,600	162,553	1,911,308	3,940,777
Transfers between funds	(12,045,990)	(9,834,724)	(13,770,357)	(9,351,828)	396,118	722,364	(5,403,078)	5,168,688
Redemptions	(16,695,985)	(16,624,168)	(33,865,349)	(34,246,478)	(981,136)	(1,238,804)	(2,387,846)	(2,128,444)
Annuity benefits	(1,887)	(1,797)	(505)	(402)	(2,070)	(2,054)	(1,109)	-
Contract maintenance charges (note 2)	(526,136)	(445,178)	(558,458)	(540,177)	(2,867)	(3,416)	(46,867)	(25,590)
Contingent deferred sales charges (note 2)	(110,421)	(150,043)	(103,260)	(150,529)	(2,751)	(5,569)	(42,866)	(13,615)
Adjustments to maintain reserves	(1,168)	731	(1,233)	(2,686)	(128)	(120)	(941)	(378)

Net equity transactions	(25,099,423)	(19,253,865)	(44,065,005)	(37,869,178)	(411,234)	(365,046)	(5,971,399)	6,941,438

Net change in contract owners’ equity	(9,063,541)	(25,390,096)	(8,163,432)	(46,654,820)	323,956	(812,827)	(3,708,160)	5,165,153
Contract owners’ equity beginning of period	128,019,368	153,409,464	265,166,289	311,821,109	6,284,822	7,097,649	21,201,023	16,035,870

Contract owners’ equity end of period	$118,955,827	128,019,368	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023

CHANGES IN UNITS:
Beginning units	14,187,931	15,990,746	27,202,766	30,788,320	954,853	1,058,529	1,534,116	1,120,559
Units purchased	2,021,104	3,129,029	1,519,420	2,415,325	338,711	705,792	473,384	1,573,297
Units redeemed	(4,540,627)	(4,931,844)	(5,751,477)	(6,000,879)	(396,678)	(809,468)	(874,128)	(1,159,740)

Ending units	11,668,408	14,187,931	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(165,604)	(317,006)	(217,883)	(283,301)	(864,919)	(649,770)	(619,855)	(445,082)
Realized gain (loss) on investments	(545,140)	(1,262,311)	2,227,739	118,953	(2,785,306)	(4,175,167)	(737,870)	(2,066,677)
Change in unrealized gain (loss) on investments	6,292,987	(636,292)	1,717,976	(1,454,048)	13,197,879	(666,964)	6,780,262	(480,843)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,582,243	(2,215,609)	3,727,832	(1,618,396)	9,547,654	(5,491,901)	5,422,537	(2,992,602)

Equity transactions:
Purchase payments received from contract owners (note 3)	527,312	533,137	1,686,343	2,919,712	909,614	1,074,712	1,804,025	4,277,597
Transfers between funds	(380,914)	(3,004,799)	(1,339,193)	(891,295)	(1,981,428)	(2,416,619)	(484,709)	(2,199,794)
Redemptions	(4,530,168)	(4,750,801)	(2,487,009)	(3,247,498)	(9,413,807)	(11,341,728)	(4,909,752)	(5,969,396)
Annuity benefits	(8,268)	(8,106)	(256)	(226)	(11,887)	(13,106)	(10,092)	(10,001)
Contract maintenance charges (note 2)	(15,238)	(17,358)	(46,544)	(26,549)	(36,762)	(41,636)	(87,353)	(59,473)
Contingent deferred sales charges (note 2)	(3,889)	(8,375)	(12,997)	(20,301)	(8,118)	(21,360)	(21,685)	(37,251)
Adjustments to maintain reserves	1,001	(1,557)	(689)	(11,358)	(8,814)	3,933	(660)	(4,094)

Net equity transactions	(4,410,164)	(7,257,859)	(2,200,345)	(1,277,515)	(10,551,202)	(12,755,804)	(3,710,226)	(4,002,412)

Net change in contract owners’ equity	1,172,079	(9,473,468)	1,527,487	(2,895,911)	(1,003,548)	(18,247,705)	1,712,311	(6,995,014)
Contract owners’ equity beginning of period	31,138,365	40,611,833	22,008,886	24,904,797	71,658,581	89,906,286	41,518,940	48,513,954

Contract owners’ equity end of period	$32,310,444	31,138,365	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940

CHANGES IN UNITS:
Beginning units	1,530,375	1,869,906	1,135,796	1,184,181	2,073,053	2,424,228	2,180,295	2,354,378
Units purchased	128,432	77,187	283,004	359,725	34,528	79,266	307,616	513,055
Units redeemed	(322,887)	(416,718)	(387,329)	(408,110)	(314,197)	(430,441)	(484,799)	(687,138)

Ending units	1,335,920	1,530,375	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,651,587	3,684,517	(180,245)	(37,139)	(2,234,019)	(2,503,145)	(2,654,156)	(3,043,752)
Realized gain (loss) on investments	344,774	(2,191,747)	275,802	391,112	5,426,399	1,149,225	4,448,290	847,802
Change in unrealized gain (loss) on investments	13,494,479	3,235,626	1,269,933	(603,266)	51,052,517	(11,481,323)	34,803,766	(7,963,767)
Reinvested capital gains	-	-	-	-	-	1,308,144	-	913,646

Net increase (decrease) in contract owners’ equity resulting from operations	15,490,840	4,728,396	1,365,490	(249,293)	54,244,897	(11,527,099)	36,597,900	(9,246,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,588,431	37,706,570	12,162,082	8,640,236	4,303,351	5,468,229	5,738,421	9,587,439
Transfers between funds	11,047,855	(2,971,089)	3,420,041	(5,527,365)	(11,129,356)	(26,271,087)	(12,673,243)	(30,678,992)
Redemptions	(11,808,683)	(9,959,347)	(7,875,069)	(8,860,304)	(48,009,010)	(60,228,487)	(34,449,963)	(39,218,867)
Annuity benefits	(1,825)	(1,751)	(18,755)	(15,448)	(96,074)	(88,542)	(50,508)	(37,406)
Contract maintenance charges (note 2)	(933,007)	(483,169)	(349,012)	(271,716)	(174,969)	(197,408)	(232,256)	(166,416)
Contingent deferred sales charges (note 2)	(93,043)	(61,458)	(46,924)	(69,038)	(58,412)	(89,561)	(160,072)	(246,279)
Adjustments to maintain reserves	(809)	(950)	(775)	(842)	4,687	(18,148)	(3,692)	(7,139)

Net equity transactions	15,798,919	24,228,806	7,291,588	(6,104,477)	(55,159,783)	(81,425,004)	(41,831,313)	(60,767,660)

Net change in contract owners’ equity	31,289,759	28,957,202	8,657,078	(6,353,770)	(914,886)	(92,952,103)	(5,233,413)	(70,013,731)
Contract owners’ equity beginning of period	138,362,303	109,405,101	69,545,479	75,899,249	329,836,348	422,788,451	229,733,564	299,747,295

Contract owners’ equity end of period	$169,652,062	138,362,303	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564

CHANGES IN UNITS:
Beginning units	9,793,974	8,055,038	6,676,235	7,264,937	24,571,339	30,384,486	17,340,176	21,739,959
Units purchased	4,039,425	4,777,007	3,062,881	2,412,673	578,567	614,853	1,738,695	2,210,015
Units redeemed	(2,998,890)	(3,038,071)	(2,375,687)	(3,001,375)	(4,226,177)	(6,428,000)	(4,557,346)	(6,609,798)

Ending units	10,834,509	9,793,974	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVTIV3		EIF2		NVRE1		NVRE2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,778,889	2,637,067	(796,164)	(627,002)	(205,336)	(318,823)	(482,335)	(606,858)
Realized gain (loss) on investments	316,105	1,372,048	6,274,561	(416,831)	4,460,378	3,918,498	6,052,878	5,332,786
Change in unrealized gain (loss) on investments	32,274,962	(34,380,208)	14,279,807	(3,344,505)	(1,475,127)	(734,046)	(3,499,416)	(2,016,752)
Reinvested capital gains	3,970,267	241,593	-	-	6,061,151	278,438	6,699,271	277,097

Net increase (decrease) in contract owners’ equity resulting from operations	38,340,223	(30,129,500)	19,758,204	(4,388,338)	8,841,066	3,144,067	8,770,398	2,986,273

Equity transactions:
Purchase payments received from contract owners (note 3)	14,620,907	35,551,377	9,130,537	21,782,969	1,187,157	1,047,416	7,583,595	5,861,092
Transfers between funds	(6,132,659)	13,687,670	(11,425,457)	(640,096)	262,303	(1,527,120)	(1,381,989)	(3,164,279)
Redemptions	(23,434,554)	(23,873,382)	(11,767,011)	(13,313,942)	(9,805,662)	(8,999,781)	(8,993,774)	(9,660,517)
Annuity benefits	(2,091)	(1,904)	(8,052)	(8,191)	(1,456)	(1,354)	(3,729)	-
Contract maintenance charges (note 2)	(1,454,744)	(1,066,892)	(689,678)	(452,981)	(27,533)	(29,237)	(8,771)	(8,343)
Contingent deferred sales charges (note 2)	(175,032)	(223,721)	(89,755)	(106,478)	(10,757)	(17,908)	(43,949)	(66,992)
Adjustments to maintain reserves	(1,243)	6,080	(1,461)	(1,566)	(112)	(198)	(750)	(740)

Net equity transactions	(16,579,416)	24,079,228	(14,850,877)	7,259,715	(8,396,060)	(9,528,182)	(2,849,367)	(7,039,779)

Net change in contract owners’ equity	21,760,807	(6,050,272)	4,907,327	2,871,377	445,006	(6,384,115)	5,921,031	(4,053,506)
Contract owners’ equity beginning of period	222,458,599	228,508,871	128,293,126	125,421,749	64,241,909	70,626,024	63,716,493	67,769,999

Contract owners’ equity end of period	$244,219,406	222,458,599	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

CHANGES IN UNITS:
Beginning units	19,166,748	16,971,191	8,681,768	8,163,585	6,584,064	7,607,257	6,645,388	7,395,551
Units purchased	3,513,317	6,775,590	1,131,390	2,855,357	731,661	766,455	2,648,867	2,380,446
Units redeemed	(4,813,861)	(4,580,033)	(2,073,942)	(2,337,174)	(1,513,132)	(1,789,648)	(2,919,784)	(3,130,609)

Ending units	17,866,204	19,166,748	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NOTB4		NOTG4		NOTMG4		ALVBWB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(145)	-	(69)	-	(37)	-	1,618	(91)
Realized gain (loss) on investments		2	-	1	-	1	-	67	(41)
Change in unrealized gain (loss) on investments		450	-	(401)	-	(93)	-	10,826	(2,004)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		307	-	(469)	-	(129)	-	12,511	(2,136)

Equity transactions:
Purchase payments received from contract owners (note 3)		283,740	-	151,863	-	77,187	-	134,459	-
Transfers between funds		-	-	-	-	-	-	(133)	46,884
Redemptions		-	-	-	-	-	-	(2,803)	(583)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	(327)	-
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		2	-	(3)	-	1	-	(9)	2

Net equity transactions		283,742	-	151,860	-	77,188	-	131,187	46,303

Net change in contract owners’ equity		284,049	-	151,391	-	77,059	-	143,698	44,167
Contract owners’ equity beginning of period		-	-	-	-	-	-	44,167	-

Contract owners’ equity end of period	$	284,049	-	151,391	-	77,059	-	187,865	44,167

CHANGES IN UNITS:
Beginning units		-	-	-	-	-	-	4,833	-
Units purchased		28,003	-	14,748	-	7,494	-	13,706	4,898
Units redeemed		-	-	-	-	-	-	(334)	(65)

Ending units		28,003	-	14,748	-	7,494	-	18,205	4,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVGIB		ALVSVB		ACVB		ACVCA
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(8,815)	(27,128)	(730,529)	(651,705)	252,988	195,160	(1,149)	(1,388)
Realized gain (loss) on investments		(310,389)	(715,629)	3,472,786	2,932,486	128,344	389,961	11,931	11,646
Change in unrealized gain (loss) on investments		1,267,722	1,112,476	4,018,458	(6,741,553)	3,027,234	807,535	(3,694)	(17,607)
Reinvested capital gains		-	-	1,808,592	-	-	-	5,294	-

Net increase (decrease) in contract owners’ equity resulting from operations		948,518	369,719	8,569,307	(4,460,772)	3,408,566	1,392,656	12,382	(7,349)

Equity transactions:
Purchase payments received from contract owners (note 3)		63,680	119,778	8,658,428	16,969,188	442,668	319,108	(167)	(763)
Transfers between funds		(238,510)	(340,550)	(3,206,421)	(782,142)	2,356,265	(168,384)	(89)	951
Redemptions		(1,132,303)	(1,724,429)	(4,534,107)	(3,881,999)	(5,155,224)	(5,590,784)	(16,691)	(10,070)
Annuity benefits		-	-	-	-	(26,147)	(24,910)	(14,894)	(21,268)
Contract maintenance charges (note 2)		(606)	(711)	(344,787)	(185,625)	(19,120)	(20,388)	284	(59)
Contingent deferred sales charges (note 2)		(667)	(1,929)	(50,738)	(37,045)	(2,129)	(6,608)	-	-
Adjustments to maintain reserves		(212)	(176)	(672)	(1,725)	700	753	874	2,838

Net equity transactions		(1,308,618)	(1,948,017)	521,703	12,080,652	(2,402,987)	(5,491,213)	(30,683)	(28,371)

Net change in contract owners’ equity		(360,100)	(1,578,298)	9,091,010	7,619,880	1,005,579	(4,098,557)	(18,301)	(35,720)
Contract owners’ equity beginning of period		6,554,605	8,132,903	53,434,948	45,815,068	33,575,388	37,673,945	90,130	125,850

Contract owners’ equity end of period	$	6,194,505	6,554,605	62,525,958	53,434,948	34,580,967	33,575,388	71,829	90,130

CHANGES IN UNITS:
Beginning units		449,878	585,653	2,665,187	2,060,999	1,363,531	1,591,690	-	197
Units purchased		17,455	99,342	845,808	1,462,866	158,379	83,062	9	-
Units redeemed		(100,022)	(235,117)	(828,722)	(858,678)	(251,099)	(311,221)	(9)	(197)

Ending units		367,311	449,878	2,682,273	2,665,187	1,270,811	1,363,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVIG		ACVIG2		ACVIP2		ACVI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	109,156	33,042	19,145	(6,948)	2,456,166	5,646,357	(59)	28
Realized gain (loss) on investments		(207,264)	(167,564)	(129,365)	(304,559)	2,599,188	3,142,131	(761)	5,683
Change in unrealized gain (loss) on investments		1,920,003	426,452	666,102	442,142	3,966,549	10,086,527	3,194	(8,320)
Reinvested capital gains		-	-	-	-	6,029,123	2,459,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,821,895	291,930	555,882	130,635	15,051,026	21,334,255	2,374	(2,609)

Equity transactions:
Purchase payments received from contract owners (note 3)		215,317	256,700	34,265	71,184	34,390,441	52,967,680	(37)	6
Transfers between funds		(441,930)	677,860	(47,247)	(229,389)	8,560,480	13,901,530	46	22
Redemptions		(1,779,451)	(2,083,384)	(705,230)	(1,364,717)	(25,327,881)	(22,526,761)	-	28
Annuity benefits		(4,392)	(6,089)	-	-	(20,317)	(20,175)	(7,154)	(10,199)
Contract maintenance charges (note 2)		(8,185)	(8,911)	(744)	(851)	(1,302,626)	(680,505)	(10)	(28)
Contingent deferred sales charges (note 2)		(1,587)	(3,075)	(344)	(2,793)	(139,466)	(149,562)	1	-
Adjustments to maintain reserves		(115)	(151)	(179)	(100)	(2,637)	(864)	702	718

Net equity transactions		(2,020,343)	(1,167,050)	(719,479)	(1,526,666)	16,157,994	43,491,343	(6,452)	(9,453)

Net change in contract owners’ equity		(198,448)	(875,120)	(163,597)	(1,396,031)	31,209,020	64,825,598	(4,078)	(12,062)
Contract owners’ equity beginning of period		14,239,521	15,114,641	4,486,341	5,882,372	248,948,599	184,123,001	15,864	27,926

Contract owners’ equity end of period	$	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599	11,786	15,864

CHANGES IN UNITS:
Beginning units		1,231,796	1,330,183	311,018	413,946	17,822,531	14,505,426	-	-
Units purchased		90,005	128,730	26,461	86,291	6,220,656	9,665,810	1	-
Units redeemed		(248,938)	(227,117)	(70,505)	(189,219)	(5,084,411)	(6,348,705)	(1)	-

Ending units		1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVI3		ACVMV1		ACVMV2		ACVVS1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1)	-	51,925	2,357	228,614	(227,327)	(67)	(91)
Realized gain (loss) on investments		16	22	346,443	694,698	2,379,004	1,018,745	557	598
Change in unrealized gain (loss) on investments		7	(52)	201,214	(1,063,646)	3,403,599	(3,155,494)	279	(1,119)
Reinvested capital gains		-	-	387,583	185,964	3,920,363	1,585,878	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		22	(30)	987,165	(180,627)	9,931,580	(778,198)	769	(612)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	45	228,135	189,729	10,447,724	17,636,715	126	2
Transfers between funds		2	-	(43,046)	925,685	(2,918,193)	(2,679,815)	(129)	5
Redemptions		-	(45)	(726,541)	(862,824)	(5,092,553)	(4,793,574)	-	-
Annuity benefits		(94)	(103)	(656)	(640)	(37)	(84)	(478)	(1,823)
Contract maintenance charges (note 2)		(3)	-	(2,647)	(2,536)	(411,922)	(207,832)	3	(7)
Contingent deferred sales charges (note 2)		-	-	(1,162)	(2,708)	(48,980)	(44,011)	-	-
Adjustments to maintain reserves		1	5	(63)	(93)	(810)	(1,093)	(1,588)	(154)

Net equity transactions		(94)	(98)	(545,980)	246,613	1,975,229	9,910,306	(2,066)	(1,977)

Net change in contract owners’ equity		(72)	(128)	441,185	65,986	11,906,809	9,132,108	(1,297)	(2,589)
Contract owners’ equity beginning of period		164	292	6,839,115	6,773,129	68,625,858	59,493,750	5,367	7,956

Contract owners’ equity end of period	$	92	164	7,280,300	6,839,115	80,532,667	68,625,858	4,070	5,367

CHANGES IN UNITS:
Beginning units		-	-	580,082	563,062	4,998,981	4,240,631	-	-
Units purchased		-	3	149,808	261,720	1,305,989	2,268,662	25	-
Units redeemed		-	(3)	(191,944)	(244,700)	(1,182,993)	(1,510,312)	(25)	-

Ending units		-	-	537,946	580,082	5,121,977	4,998,981	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DVSCS		DCAP		DCAPS		DVDLS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(901,834)	(715,108)	861,777	88,867	1,628,192	(183,645)	(20,991)	(15,993)
Realized gain (loss) on investments		7,509,240	(276,231)	785,181	288,259	2,132,194	(110,160)	125,010	(90,792)
Change in unrealized gain (loss) on investments		1,100,457	774,737	1,435,033	1,830,568	3,769,940	4,605,397	163,956	24,240
Reinvested capital gains		2,917,328	180,331	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,625,191	(36,271)	3,081,991	2,207,694	7,530,326	4,311,592	267,975	(82,545)

Equity transactions:
Purchase payments received from contract owners (note 3)		7,923,579	9,800,455	643,284	618,614	19,707,743	25,092,202	5,477	37,029
Transfers between funds		(6,258,432)	2,114,625	3,741,571	7,034,816	2,687,388	18,920,480	(417,783)	187,005
Redemptions		(8,107,080)	(8,229,857)	(4,799,723)	(4,529,712)	(7,013,643)	(3,999,330)	(359,585)	(401,589)
Annuity benefits		(313)	(2,324)	(7,749)	(6,910)	-	-	(112)	(101)
Contract maintenance charges (note 2)		(256,742)	(169,159)	(15,502)	(14,563)	(530,592)	(181,858)	(300)	(294)
Contingent deferred sales charges (note 2)		(50,049)	(58,026)	(5,738)	(5,904)	(66,541)	(27,191)	(1,271)	(1,271)
Adjustments to maintain reserves		(1,382)	(1,196)	2,107	12,054	(751)	(770)	(79)	(69)

Net equity transactions		(6,750,419)	3,454,518	(441,750)	3,108,395	14,783,604	39,803,533	(773,653)	(179,290)

Net change in contract owners’ equity		3,874,772	3,418,247	2,640,241	5,316,089	22,313,930	44,115,125	(505,678)	(261,835)
Contract owners’ equity beginning of period		80,125,567	76,707,320	33,075,439	27,759,350	83,122,167	39,007,042	1,694,412	1,956,247

Contract owners’ equity end of period	$	84,000,339	80,125,567	35,715,680	33,075,439	105,436,097	83,122,167	1,188,734	1,694,412

CHANGES IN UNITS:
Beginning units		4,193,254	3,955,893	1,991,035	1,798,776	5,240,577	2,607,789	146,781	146,633
Units purchased		987,109	1,511,539	519,877	749,144	3,005,542	3,784,026	48,602	114,410
Units redeemed		(1,273,032)	(1,274,178)	(537,520)	(556,885)	(2,101,186)	(1,151,238)	(109,150)	(114,262)

Ending units		3,907,331	4,193,254	1,973,392	1,991,035	6,144,933	5,240,577	86,233	146,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DGI		FCA2S		FQB		FQBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	11,807	(12,613)	(18,528)	(18,918)	303,594	470,850	966,412	1,680,237
Realized gain (loss) on investments		272,642	559,642	(6,920)	24,275	115,862	19,409	322,937	294,248
Change in unrealized gain (loss) on investments		1,724,328	(1,079,186)	64,439	(145,242)	468,008	(366,671)	1,740,874	(1,729,168)
Reinvested capital gains		-	-	90,844	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,008,777	(532,157)	129,835	(139,885)	887,464	123,588	3,030,223	245,317

Equity transactions:
Purchase payments received from contract owners (note 3)		171,784	288,573	19,902	50,248	178,719	274,242	360,517	821,277
Transfers between funds		(114,815)	(138,603)	(27,208)	(123,123)	726,570	134,938	(18,568)	(1,854,262)
Redemptions		(1,766,161)	(2,228,669)	(415,740)	(460,661)	(1,480,896)	(2,350,781)	(7,404,108)	(8,450,391)
Annuity benefits		(1,039)	(1,035)	-	-	-	-	-	-
Contract maintenance charges (note 2)		(8,740)	(9,826)	(249)	(308)	(4,222)	(4,784)	(14,704)	(14,937)
Contingent deferred sales charges (note 2)		(1,758)	(2,331)	(34)	(445)	(1,607)	(5,670)	(18,512)	(23,742)
Adjustments to maintain reserves		(41)	(24)	(73)	(109)	(100)	(80)	(425)	(609)

Net equity transactions		(1,720,770)	(2,091,915)	(423,402)	(534,398)	(581,536)	(1,952,135)	(7,095,800)	(9,522,664)

Net change in contract owners’ equity		288,007	(2,624,072)	(293,567)	(674,283)	305,928	(1,828,547)	(4,065,577)	(9,277,347)
Contract owners’ equity beginning of period		12,742,413	15,366,485	1,615,658	2,289,941	11,050,770	12,879,317	41,686,179	50,963,526

Contract owners’ equity end of period	$	13,030,420	12,742,413	1,322,091	1,615,658	11,356,698	11,050,770	37,620,602	41,686,179

CHANGES IN UNITS:
Beginning units		981,613	1,135,487	119,610	159,179	780,758	917,867	3,296,763	4,051,047
Units purchased		43,860	96,776	2,324	19,274	113,166	145,409	423,311	695,282
Units redeemed		(164,136)	(250,650)	(31,491)	(58,843)	(152,636)	(282,518)	(964,515)	(1,449,566)

Ending units		861,337	981,613	90,443	119,610	741,288	780,758	2,755,559	3,296,763

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FEIP		FVSS2		FHIP		FAMP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	5,610,995	3,752,131	(106,526)	(105,501)	2,164,468	2,936,013	206,570	838,178
Realized gain (loss) on investments		5,118,528	(6,158,939)	(327,900)	(1,200,981)	(1,137,947)	(1,128,421)	2,630,650	565,756
Change in unrealized gain (loss) on investments		17,134,098	1,793,459	2,502,330	183,667	5,297,401	(236,192)	11,166,603	(7,785,316)
Reinvested capital gains		21,013,230	-	-	-	-	-	1,009,102	726,738

Net increase (decrease) in contract owners’ equity resulting from operations		48,876,851	(613,349)	2,067,904	(1,122,815)	6,323,922	1,571,400	15,012,925	(5,654,644)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,115,420	4,700,575	105,320	145,427	(342)	(1)	1,286,309	1,485,500
Transfers between funds		(3,541,812)	(6,858,114)	(202,142)	(932,918)	(1,312,313)	(1,656,934)	(1,719,710)	(1,072,877)
Redemptions		(47,017,486)	(50,391,145)	(1,994,978)	(2,537,816)	(7,726,239)	(7,409,703)	(19,696,655)	(23,577,395)
Annuity benefits		(147,869)	(119,757)	(2,459)	-	(7,606)	(8,073)	(18,316)	(21,817)
Contract maintenance charges (note 2)		(175,351)	(194,347)	(1,654)	(1,942)	(27,731)	(31,022)	(84,834)	(95,037)
Contingent deferred sales charges (note 2)		(22,494)	(39,836)	(4,208)	(9,243)	(1,560)	(2,178)	(9,924)	(15,999)
Adjustments to maintain reserves		6,557	5,121	(1,119)	(1,143)	(4,690)	2,303	4,928	2,132

Net equity transactions		(46,783,035)	(52,897,503)	(2,101,240)	(3,337,635)	(9,080,481)	(9,105,608)	(20,238,202)	(23,295,493)

Net change in contract owners’ equity		2,093,816	(53,510,852)	(33,336)	(4,460,450)	(2,756,559)	(7,534,208)	(5,225,277)	(28,950,137)
Contract owners’ equity beginning of period		327,558,733	381,069,585	9,070,473	13,530,923	53,185,035	60,719,243	142,849,462	171,799,599

Contract owners’ equity end of period	$	329,652,549	327,558,733	9,037,137	9,070,473	50,428,476	53,185,035	137,624,185	142,849,462

CHANGES IN UNITS:
Beginning units		8,145,845	9,449,660	490,823	670,043	1,920,320	2,252,355	4,443,665	5,144,923
Units purchased		175,949	216,335	87,259	122,585	-	-	55,208	104,302
Units redeemed		(1,266,012)	(1,520,150)	(190,218)	(301,805)	(309,086)	(332,035)	(649,862)	(805,560)

Ending units		7,055,782	8,145,845	387,864	490,823	1,611,234	1,920,320	3,849,011	4,443,665

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FNRS2		FEI2		FF10S		FF10S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(643,731)	(668,151)	2,403,366	1,343,344	28,271	34,711	391,696	493,255
Realized gain (loss) on investments		(6,545,271)	(4,616,316)	(4,514,983)	(3,815,369)	159,227	(47,935)	(373,546)	(473,981)
Change in unrealized gain (loss) on investments		9,324,446	(2,120,730)	14,837,289	1,567,029	262,948	(112,430)	9,596,864	(2,752,125)
Reinvested capital gains		-	-	11,021,363	-	79,550	27,771	1,860,931	562,206

Net increase (decrease) in contract owners’ equity resulting from operations		2,135,444	(7,405,197)	23,747,035	(904,996)	529,996	(97,883)	11,475,945	(2,170,645)

Equity transactions:
Purchase payments received from contract owners (note 3)		8,409,524	9,238,333	22,748,996	32,702,178	53,652	474,351	25,539,421	33,209,999
Transfers between funds		(9,051,966)	9,987,356	(8,602,069)	(849,716)	614,060	542,711	6,235,816	(177,232)
Redemptions		(9,374,671)	(10,539,922)	(17,566,070)	(17,920,413)	(674,338)	(1,082,149)	(9,363,769)	(11,639,216)
Annuity benefits		(6,029)	(1,657)	(1,421)	(1,605)	(9,177)	(9,172)	-	-
Contract maintenance charges (note 2)		(14,262)	(15,977)	(696,198)	(377,245)	(2,050)	(2,493)	(932,769)	(495,735)
Contingent deferred sales charges (note 2)		(92,532)	(90,177)	(107,608)	11,854	(1,211)	(1,108)	(102,210)	(69,650)
Adjustments to maintain reserves		(884)	(1,488)	(1,818)	(6,108)	1,769	1,364	(508)	(654)

Net equity transactions		(10,130,820)	8,576,468	(4,226,188)	13,558,945	(17,295)	(76,496)	21,375,981	20,827,512

Net change in contract owners’ equity		(7,995,376)	1,171,271	19,520,847	12,653,949	512,701	(174,379)	32,851,926	18,656,867
Contract owners’ equity beginning of period		82,210,476	81,039,205	160,434,147	147,780,198	5,314,349	5,488,728	109,039,045	90,382,178

Contract owners’ equity end of period	$	74,215,100	82,210,476	179,954,994	160,434,147	5,827,050	5,314,349	141,890,971	109,039,045

CHANGES IN UNITS:
Beginning units		5,296,112	4,869,955	10,951,320	9,964,580	470,396	477,386	9,073,579	7,420,624
Units purchased		1,366,148	2,693,772	2,710,891	4,246,051	101,705	117,958	3,079,121	4,219,745
Units redeemed		(1,995,289)	(2,267,615)	(2,969,390)	(3,259,311)	(103,564)	(124,948)	(1,430,836)	(2,566,790)

Ending units		4,666,971	5,296,112	10,692,821	10,951,320	468,537	470,396	10,721,864	9,073,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FF20S		FF20S2		FF30S		FF30S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	60,407	74,792	1,552,473	2,507,911	58,526	51,952	82,817	49,303
Realized gain (loss) on investments		254,922	(132,434)	(468,336)	(249,131)	(70,257)	(223,095)	(945,122)	(818,657)
Change in unrealized gain (loss) on investments		664,072	(219,877)	35,608,515	(13,474,393)	931,094	(144,597)	3,890,185	(526,674)
Reinvested capital gains		117,762	36,905	4,822,666	1,318,347	70,610	21,006	245,034	72,546

Net increase (decrease) in contract owners’ equity resulting from operations		1,097,163	(240,614)	41,515,318	(9,897,266)	989,973	(294,734)	3,272,914	(1,223,482)

Equity transactions:
Purchase payments received from contract owners (note 3)		280,293	527,904	58,023,162	136,211,288	590,216	639,682	3,455,517	2,424,041
Transfers between funds		388,740	1,119,499	5,076,979	7,602,875	519,884	470,807	161,991	1,850,153
Redemptions		(1,282,036)	(1,384,874)	(18,237,501)	(13,551,377)	(800,984)	(592,693)	(1,920,354)	(2,068,048)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(4,458)	(4,652)	(3,504,859)	(1,732,675)	(4,854)	(4,666)	(5,308)	(5,120)
Contingent deferred sales charges (note 2)		(5,454)	(4,527)	(203,373)	(287,904)	(8,367)	(2,874)	(20,349)	(26,114)
Adjustments to maintain reserves		(68)	(60)	(551)	(1,547)	(80)	(71)	(306)	(257)

Net equity transactions		(622,983)	253,290	41,153,857	128,240,660	295,815	510,185	1,671,191	2,174,655

Net change in contract owners’ equity		474,180	12,676	82,669,175	118,343,394	1,285,788	215,451	4,944,105	951,173
Contract owners’ equity beginning of period		9,615,738	9,603,062	344,893,609	226,550,215	6,953,362	6,737,911	23,919,498	22,968,325

Contract owners’ equity end of period	$	10,089,918	9,615,738	427,562,784	344,893,609	8,239,150	6,953,362	28,863,603	23,919,498

CHANGES IN UNITS:
Beginning units		901,996	879,170	28,669,879	18,343,828	688,670	640,936	2,066,391	1,895,831
Units purchased		106,851	218,988	6,261,474	12,611,995	133,563	182,726	550,349	521,774
Units redeemed		(161,530)	(196,162)	(3,057,674)	(2,285,944)	(106,188)	(134,992)	(420,497)	(351,214)

Ending units		847,317	901,996	31,873,679	28,669,879	716,045	688,670	2,196,243	2,066,391

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FGP		FG2		FHIPR		FIGBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,569,775)	(3,535,127)	(1,198,129)	(1,128,511)	1,134,381	1,226,818	235,075	510,999
Realized gain (loss) on investments		7,167,215	(1,173,028)	438,500	(2,380,823)	175,063	2,517,280	802,968	336,073
Change in unrealized gain (loss) on investments		37,988,759	971,173	12,187,378	499,281	1,457,588	(3,050,392)	(598,954)	(68,689)
Reinvested capital gains		-	1,253,598	-	269,866	-	-	721,816	748,306

Net increase (decrease) in contract owners’ equity resulting from operations		42,586,199	(2,483,384)	11,427,749	(2,740,187)	2,767,032	693,706	1,160,905	1,526,689

Equity transactions:
Purchase payments received from contract owners (note 3)		4,835,706	5,119,757	19,163,172	22,667,171	1,137,197	1,093,545	588,391	742,600
Transfers between funds		(6,962,662)	(2,105,085)	(12,811,696)	15,426,580	2,743,914	(805,093)	787,620	1,154,537
Redemptions		(47,928,988)	(48,833,620)	(9,642,019)	(8,808,539)	(3,177,947)	(4,028,947)	(3,784,877)	(5,238,408)
Annuity benefits		(79,318)	(101,221)	(1,896)	(2,541)	-	-	(4,806)	(4,711)
Contract maintenance charges (note 2)		(228,807)	(252,064)	(410,948)	(168,201)	(6,475)	(6,930)	(7,467)	(7,915)
Contingent deferred sales charges (note 2)		(34,652)	(48,400)	(120,765)	(57,518)	(3,290)	(5,867)	(4,675)	(9,296)
Adjustments to maintain reserves		6,006	6,997	(1,134)	(1,012)	(116)	(118)	(123)	(161)

Net equity transactions		(50,392,715)	(46,213,636)	(3,825,286)	29,055,940	693,283	(3,753,410)	(2,425,937)	(3,363,354)

Net change in contract owners’ equity		(7,806,516)	(48,697,020)	7,602,463	26,315,753	3,460,315	(3,059,704)	(1,265,032)	(1,836,665)
Contract owners’ equity beginning of period		328,397,293	377,094,313	89,168,898	62,853,145	22,040,608	25,100,312	27,791,661	29,628,326

Contract owners’ equity end of period	$	320,590,777	328,397,293	96,771,361	89,168,898	25,500,923	22,040,608	26,526,629	27,791,661

CHANGES IN UNITS:
Beginning units		6,680,291	7,616,804	6,092,294	4,203,897	1,853,305	2,166,797	2,042,324	2,303,690
Units purchased		142,612	295,614	2,397,744	4,471,418	1,183,024	1,500,256	379,339	567,398
Units redeemed		(1,081,866)	(1,232,127)	(2,566,496)	(2,583,021)	(1,135,107)	(1,813,748)	(553,786)	(828,764)

Ending units		5,741,037	6,680,291	5,923,542	6,092,294	1,901,222	1,853,305	1,867,877	2,042,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBP2		FMCS		FMC2		FOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,742,938	4,820,399	(202,662)	(376,801)	(2,900,851)	(3,911,084)	283,650	(1,666)
Realized gain (loss) on investments	3,406,579	4,890,312	1,995,541	107,758	(802,650)	(746,414)	669,340	1,333,032
Change in unrealized gain (loss) on investments	(155,049)	1,164,428	(581,637)	(3,524,647)	13,877,082	(26,848,523)	7,772,708	(12,839,256)
Reinvested capital gains	10,995,269	11,376,584	1,797,861	47,717	19,110,143	446,500	165,187	123,690

Net increase (decrease) in contract owners’ equity resulting from operations	15,989,737	22,251,723	3,009,103	(3,745,973)	29,283,724	(31,059,521)	8,890,885	(11,384,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,586,213	39,438,365	784,078	903,305	21,703,598	42,458,799	(26)	(1,426)
Transfers between funds	18,573,845	(37,805,528)	(2,197,048)	(3,036,006)	(16,454,217)	(14,591,118)	(1,014,830)	(1,420,251)
Redemptions	(56,140,506)	(52,077,080)	(3,744,054)	(4,359,851)	(25,223,259)	(27,644,953)	(6,571,168)	(7,892,930)
Annuity benefits	(13,475)	(12,927)	(5,473)	(3,447)	(16,644)	(15,970)	(6,027)	(10,007)
Contract maintenance charges (note 2)	(1,893,358)	(1,458,800)	(9,158)	(11,338)	(1,008,948)	(604,425)	(32,959)	(40,284)
Contingent deferred sales charges (note 2)	(288,524)	(394,334)	(5,018)	(11,075)	(193,281)	(251,942)	(640)	(2,030)
Adjustments to maintain reserves	(1,329)	(1,601)	(735)	1,196	(1,711)	1,959	510	358

Net equity transactions	(13,177,134)	(52,311,905)	(5,177,408)	(6,517,216)	(21,194,462)	(647,650)	(7,625,140)	(9,366,570)

Net change in contract owners’ equity	2,812,603	(30,060,182)	(2,168,305)	(10,263,189)	8,089,262	(31,707,171)	1,265,745	(20,750,770)
Contract owners’ equity beginning of period	394,783,413	424,843,595	24,925,334	35,188,523	233,235,701	264,942,872	49,649,942	70,400,712

Contract owners’ equity end of period	$397,596,016	394,783,413	22,757,029	24,925,334	241,324,963	233,235,701	50,915,687	49,649,942

CHANGES IN UNITS:
Beginning units	29,688,055	33,793,486	2,401,588	2,988,963	10,141,828	10,137,469	2,365,334	2,742,146
Units purchased	8,873,731	8,867,895	233,335	742,257	1,932,893	3,372,714	3	(67)
Units redeemed	(9,943,992)	(12,973,326)	(699,301)	(1,329,632)	(2,749,999)	(3,368,355)	(329,009)	(376,745)

Ending units	28,617,794	29,688,055	1,935,622	2,401,588	9,324,722	10,141,828	2,036,328	2,365,334

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOPR		FO2		FO2R		FVSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$141,761	(3,918)	6,374	(11,392)	112,847	(150,229)	(51,953)	(35,629)
Realized gain (loss) on investments	(1,511,158)	(626,677)	(40,773)	36,814	(4,777,350)	(4,155,340)	652,957	687,635
Change in unrealized gain (loss) on investments	5,438,720	(4,791,201)	444,109	(573,548)	14,314,528	(6,494,327)	790,190	(1,295,073)
Reinvested capital gains	78,550	58,558	7,823	7,011	201,418	108,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,147,873	(5,363,238)	417,533	(541,115)	9,851,443	(10,691,002)	1,391,194	(643,067)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,240,222	1,184,907	-	-	6,482,300	11,247,420	124,196	124,631
Transfers between funds	(743,248)	(1,170,848)	(16,780)	(78,252)	(2,727,268)	(1,957,303)	337,643	(674,304)
Redemptions	(3,421,426)	(5,184,489)	(427,734)	(867,520)	(4,653,331)	(5,549,915)	(991,793)	(1,045,709)
Annuity benefits	(1,566)	(1,713)	-	-	(1,059)	(1,092)	-	-
Contract maintenance charges (note 2)	(9,303)	(11,661)	(306)	(426)	(259,103)	(144,003)	(2,642)	(3,083)
Contingent deferred sales charges (note 2)	(3,927)	(12,640)	(50)	(805)	(31,779)	(51,729)	(610)	(2,028)
Adjustments to maintain reserves	66	194	15	(138)	(914)	(1,170)	(101)	22

Net equity transactions	(2,939,182)	(5,196,250)	(444,855)	(947,141)	(1,191,154)	3,542,208	(533,307)	(1,600,471)

Net change in contract owners’ equity	1,208,691	(10,559,488)	(27,322)	(1,488,256)	8,660,289	(7,148,794)	857,887	(2,243,538)
Contract owners’ equity beginning of period	22,952,788	33,512,276	2,423,876	3,912,132	53,055,648	60,204,442	5,721,382	7,964,920

Contract owners’ equity end of period	$24,161,479	22,952,788	2,396,554	2,423,876	61,715,937	53,055,648	6,579,269	5,721,382

CHANGES IN UNITS:
Beginning units	1,866,140	2,228,091	149,602	198,160	4,998,098	4,618,811	432,099	540,940
Units purchased	130,201	170,497	966	20,459	1,324,721	1,798,978	84,367	71,862
Units redeemed	(347,393)	(532,448)	(26,261)	(69,017)	(1,404,853)	(1,419,691)	(120,338)	(180,703)

Ending units	1,648,948	1,866,140	124,307	149,602	4,917,966	4,998,098	396,128	432,099

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,822,346	5,635,603	35,836	(32,734)	(1,171,890)	(1,443,578)	(31,878)	(170,829)
Realized gain (loss) on investments	(2,916,245)	(2,972,293)	2,477,217	1,514,217	16,268,277	12,258,988	(589,789)	(2,498,885)
Change in unrealized gain (loss) on investments	10,652,790	(1,686,046)	3,097,048	1,090,945	6,646,397	(16,606,531)	3,471,324	(3,115,486)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,558,891	977,264	5,610,101	2,572,428	21,742,784	(5,791,121)	2,849,657	(5,785,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,528,968	14,661,470	307,661	696,473	6,990,978	12,952,878	232,798	489,824
Transfers between funds	3,954,298	4,227,422	(2,052,014)	(1,644,548)	(19,216,758)	(3,952,355)	1,096,378	(522,461)
Redemptions	(17,263,941)	(16,432,264)	(10,974,687)	(13,391,190)	(18,117,281)	(18,480,749)	(3,062,546)	(3,472,143)
Annuity benefits	(26,978)	(25,365)	(10,740)	(10,552)	(2,580)	(7,838)	-	-
Contract maintenance charges (note 2)	(14,836)	(13,935)	(6,701)	(7,611)	(487,715)	(394,940)	(4,083)	(4,255)
Contingent deferred sales charges (note 2)	(118,004)	(85,474)	(21,378)	(51,403)	(117,332)	(123,239)	(12,185)	(21,146)
Adjustments to maintain reserves	(780)	2,313	(774)	(908)	(1,942)	(847)	(462)	(784)

Net equity transactions	5,058,727	2,334,167	(12,758,633)	(14,409,739)	(30,952,630)	(10,007,090)	(1,750,100)	(3,530,965)

Net change in contract owners’ equity	19,617,618	3,311,431	(7,148,532)	(11,837,311)	(9,209,846)	(15,798,211)	1,099,557	(9,316,165)
Contract owners’ equity beginning of period	131,123,063	127,811,632	60,344,570	72,181,881	149,938,988	165,737,199	26,345,988	35,662,153

Contract owners’ equity end of period	$150,740,681	131,123,063	53,196,038	60,344,570	140,729,142	149,938,988	27,445,545	26,345,988

CHANGES IN UNITS:
Beginning units	11,167,150	10,974,594	3,637,623	4,554,255	7,354,175	7,692,944	1,718,984	1,928,435
Units purchased	2,954,988	2,876,195	477,417	705,267	1,151,477	2,550,062	293,512	311,944
Units redeemed	(2,541,383)	(2,683,639)	(1,217,000)	(1,621,899)	(2,596,483)	(2,888,831)	(407,103)	(521,395)

Ending units	11,580,755	11,167,150	2,898,040	3,637,623	5,909,169	7,354,175	1,605,393	1,718,984

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TIF2		TIF3		FTVGI3		FTVFA2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	49,871	10,061	967,117	76,766	5,544,188	4,551,783	262,523	(310,427)
Realized gain (loss) on investments		22,237	163,587	2,496,917	509,671	648,807	1,453,221	540,184	790,311
Change in unrealized gain (loss) on investments		440,345	(639,255)	7,282,591	(9,760,218)	7,896,335	(9,649,489)	2,301,201	(1,269,714)
Reinvested capital gains		-	-	-	-	182,992	717,904	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		512,453	(465,607)	10,746,625	(9,173,781)	14,272,322	(2,926,581)	3,103,908	(789,830)

Equity transactions:
Purchase payments received from contract owners (note 3)		15	-	779,899	1,055,095	12,232,898	16,249,940	5,404,403	5,571,187
Transfers between funds		(97,066)	(161,355)	(2,677,303)	(1,453,018)	1,915,216	2,805,760	(580,343)	1,022,679
Redemptions		(484,716)	(1,209,944)	(7,997,509)	(7,582,065)	(13,298,766)	(12,747,147)	(1,453,754)	(1,010,480)
Annuity benefits		(341)	(311)	(2,336)	(2,410)	(32,588)	(20,543)	-	-
Contract maintenance charges (note 2)		(263)	(360)	(199,584)	(210,458)	(12,024)	(12,403)	(1,855)	(1,652)
Contingent deferred sales charges (note 2)		(156)	(2,035)	(41,950)	(52,615)	(63,484)	(48,687)	(13,762)	(4,108)
Adjustments to maintain reserves		(153)	(88)	(789)	(593)	(1,785)	(526)	(303)	(328)

Net equity transactions		(582,680)	(1,374,093)	(10,139,572)	(8,246,064)	739,467	6,226,394	3,354,386	5,577,298

Net change in contract owners’ equity		(70,227)	(1,839,700)	607,053	(17,419,845)	15,011,789	3,299,813	6,458,294	4,787,468
Contract owners’ equity beginning of period		3,474,765	5,314,465	70,448,463	87,868,308	106,737,652	103,437,839	21,662,279	16,874,811

Contract owners’ equity end of period	$	3,404,538	3,474,765	71,055,516	70,448,463	121,749,441	106,737,652	28,120,573	21,662,279

CHANGES IN UNITS:
Beginning units		196,259	264,742	5,613,198	6,154,147	6,648,136	6,305,385	2,438,014	1,840,165
Units purchased		408	20,816	510,931	657,527	1,606,250	2,441,844	782,997	1,066,363
Units redeemed		(31,530)	(89,299)	(1,266,742)	(1,198,476)	(1,551,884)	(2,099,093)	(430,387)	(468,514)

Ending units		165,137	196,259	4,857,387	5,613,198	6,702,502	6,648,136	2,790,624	2,438,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMTB		AMTG		AMTP		AMFAS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	2,138,107	3,714,429	(183)	(193)	(128)	(310)	(58,692)	(82,712)
Realized gain (loss) on investments		(6,292,415)	(6,287,137)	232	6,699	1,306	5,416	32,910	728,680
Change in unrealized gain (loss) on investments		9,166,168	(30,885)	1,299	(6,526)	1,381	(6,876)	346,122	(869,758)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		5,011,860	(2,603,593)	1,348	(20)	2,559	(1,770)	320,340	(223,790)

Equity transactions:
Purchase payments received from contract owners (note 3)		6,420,090	12,662,100	(94)	(719)	(113)	(7,448)	20,770	103,795
Transfers between funds		6,399,749	(9,337,382)	(45)	841	(233)	(24,671)	(614,494)	(919,169)
Redemptions		(31,235,201)	(29,093,636)	1	(8,398)	1	(6)	(543,418)	(957,732)
Annuity benefits		(19,797)	(56,488)	(2,519)	(5,421)	(1,898)	(2,893)	-	-
Contract maintenance charges (note 2)		(634,481)	(547,113)	137	(49)	234	(12)	(1,362)	(1,466)
Contingent deferred sales charges (note 2)		(109,462)	(171,683)	-	-	-	-	(2,399)	(2,207)
Adjustments to maintain reserves		(1,872)	(2,277)	1,456	1,376	(5,581)	951	(212)	(307)

Net equity transactions		(19,180,974)	(26,546,479)	(1,064)	(12,370)	(7,590)	(34,079)	(1,141,115)	(1,777,086)

Net change in contract owners’ equity		(14,169,114)	(29,150,072)	284	(12,390)	(5,031)	(35,849)	(820,775)	(2,000,876)
Contract owners’ equity beginning of period		171,395,888	200,545,960	12,930	25,320	17,206	53,055	4,222,440	6,223,316

Contract owners’ equity end of period	$	157,226,774	171,395,888	13,214	12,930	12,175	17,206	3,401,665	4,222,440

CHANGES IN UNITS:
Beginning units		15,352,684	18,038,619	5	153	-	999	335,319	480,243
Units purchased		4,150,707	4,081,983	17	-	3	1	73,848	450,321
Units redeemed		(5,960,527)	(6,767,918)	(17)	(148)	(3)	(1,000)	(156,707)	(595,245)

Ending units		13,542,864	15,352,684	5	5	-	-	252,460	335,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVMS		OVB		OVGS3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(329,844)	(363,459)	2,830	468,616	1,232,762	1,791,960	404,306	(5,284)
Realized gain (loss) on investments	(643,106)	(832,132)	(2,325,747)	(1,167,336)	(2,827,125)	(3,308,468)	382,645	1,249,806
Change in unrealized gain (loss) on investments	3,383,957	(354,006)	6,415,498	540,337	4,541,965	4,069,721	8,352,205	(6,641,561)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,411,007	(1,549,597)	4,092,581	(158,383)	2,947,602	2,553,213	9,139,156	(5,397,039)

Equity transactions:
Purchase payments received from contract owners (note 3)	279,030	718,330	438,062	398,729	606,005	559,852	1,870,495	2,422,146
Transfers between funds	(2,851,772)	158,409	(928,698)	(939,428)	(885,888)	(546,661)	(527,435)	(1,254,206)
Redemptions	(3,380,948)	(4,052,911)	(6,959,169)	(6,426,728)	(5,610,540)	(6,650,841)	(8,226,767)	(10,907,147)
Annuity benefits	(15,651)	(7,046)	(5,859)	(12,018)	(7,036)	(8,726)	(9,665)	(10,229)
Contract maintenance charges (note 2)	(9,599)	(10,322)	(23,036)	(25,683)	(17,132)	(19,464)	(20,188)	(24,172)
Contingent deferred sales charges (note 2)	(11,655)	(24,315)	(3,505)	(7,243)	(4,012)	(10,633)	(17,662)	(34,522)
Adjustments to maintain reserves	(226)	6,944	(345)	(271)	2,572	3,028	(183)	7

Net equity transactions	(5,990,821)	(3,210,911)	(7,482,550)	(7,012,642)	(5,916,031)	(6,673,445)	(6,931,405)	(9,808,123)

Net change in contract owners’ equity	(3,579,814)	(4,760,508)	(3,389,969)	(7,171,025)	(2,968,429)	(4,120,232)	2,207,751	(15,205,162)
Contract owners’ equity beginning of period	27,587,567	32,348,075	40,877,855	48,048,880	36,128,352	40,248,584	49,952,032	65,157,194

Contract owners’ equity end of period	$24,007,753	27,587,567	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032

CHANGES IN UNITS:
Beginning units	1,804,517	2,033,231	1,737,854	2,027,729	2,055,734	2,443,496	2,572,768	3,037,983
Units purchased	106,239	415,960	29,750	27,873	89,669	106,922	202,630	243,705
Units redeemed	(477,977)	(644,674)	(333,489)	(317,748)	(409,073)	(494,684)	(529,487)	(708,920)

Ending units	1,432,779	1,804,517	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGS4		OVGS		OVGSS		OVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	284,545	(289,026)	838,765	(28,433)	35,793	(28,966)	(39,270)	(53,651)
Realized gain (loss) on investments		(1,677,194)	(593,653)	7,742,844	9,155,029	151,570	277,223	240,657	140,383
Change in unrealized gain (loss) on investments		12,162,381	(6,028,612)	9,963,594	(19,988,626)	1,098,903	(1,062,068)	1,504,611	(263,162)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,769,732	(6,911,291)	18,545,203	(10,862,030)	1,286,266	(813,811)	1,705,998	(176,430)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,702,765	5,312,978	9,330	3,819	(9,656)	44	485,575	330,574
Transfers between funds		516,047	(1,193,244)	(3,162,900)	(3,571,171)	(145,912)	(341,334)	168,301	(155,476)
Redemptions		(8,629,965)	(8,007,480)	(13,011,205)	(14,592,300)	(1,083,894)	(1,749,994)	(2,199,460)	(1,710,986)
Annuity benefits		(13,550)	(4,217)	(19,383)	(31,173)	-	-	(3,985)	(10,101)
Contract maintenance charges (note 2)		(7,483)	(8,438)	(47,414)	(55,550)	(702)	(982)	(7,428)	(8,047)
Contingent deferred sales charges (note 2)		(66,157)	(62,164)	(2,263)	(5,031)	(833)	(983)	(4,356)	(4,289)
Adjustments to maintain reserves		(1,100)	4,842	4,417	644	(98)	(233)	(482)	198

Net equity transactions		(3,499,443)	(3,957,723)	(16,229,418)	(18,250,762)	(1,241,095)	(2,093,482)	(1,561,835)	(1,558,127)

Net change in contract owners’ equity		7,270,289	(10,869,014)	2,315,785	(29,112,792)	45,171	(2,907,293)	144,163	(1,734,557)
Contract owners’ equity beginning of period		60,672,239	71,541,253	102,385,540	131,498,332	7,361,088	10,268,381	11,224,428	12,958,985

Contract owners’ equity end of period	$	67,942,528	60,672,239	104,701,325	102,385,540	7,406,259	7,361,088	11,368,591	11,224,428

CHANGES IN UNITS:
Beginning units		4,665,467	4,965,773	2,816,110	3,271,262	368,092	466,144	1,223,602	1,392,924
Units purchased		1,031,896	880,059	21	77	4,511	45,732	244,973	128,555
Units redeemed		(1,306,887)	(1,180,365)	(410,332)	(455,229)	(62,212)	(143,784)	(393,952)	(297,877)

Ending units		4,390,476	4,665,467	2,405,799	2,816,110	310,391	368,092	1,074,623	1,223,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGIS		OVSC		OVSCS		OVAG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,229,612)	(2,581,367)	(33,444)	(30,238)	(674,151)	(551,854)	(139,831)	(148,752)
Realized gain (loss) on investments		(467,277)	(10,516,619)	346,914	582,351	5,013,335	2,622,797	154,044	(121,631)
Change in unrealized gain (loss) on investments		32,867,877	9,101,558	315,018	(782,465)	3,353,514	(3,413,977)	1,469,772	(102,654)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		30,170,988	(3,996,428)	628,488	(230,352)	7,692,698	(1,343,034)	1,483,985	(373,037)

Equity transactions:
Purchase payments received from contract owners (note 3)		10,012,198	12,706,693	147,811	212,703	6,126,148	8,540,960	359,190	346,842
Transfers between funds		(21,944,982)	(11,850,584)	116,320	515,063	(5,702,213)	940,489	(625,607)	1,955,345
Redemptions		(28,592,025)	(28,437,308)	(478,181)	(553,693)	(4,609,469)	(4,122,193)	(1,787,726)	(1,579,753)
Annuity benefits		(1,747)	(1,497)	(478)	(468)	(6,806)	(1,649)	-	-
Contract maintenance charges (note 2)		(900,005)	(785,314)	(1,459)	(1,401)	(175,300)	(99,384)	(7,212)	(7,690)
Contingent deferred sales charges (note 2)		(175,848)	(223,529)	(2,985)	(1,503)	(48,828)	(30,136)	(3,556)	(4,498)
Adjustments to maintain reserves		(1,276)	(1,037)	(59)	(106)	(738)	2,128	(85)	187

Net equity transactions		(41,603,685)	(28,592,576)	(219,031)	170,595	(4,417,206)	5,230,215	(2,064,996)	710,433

Net change in contract owners’ equity		(11,432,697)	(32,589,004)	409,457	(59,757)	3,275,492	3,887,181	(581,011)	337,396
Contract owners’ equity beginning of period		216,342,816	248,931,820	4,008,007	4,067,764	50,045,477	46,158,296	10,183,980	9,846,584

Contract owners’ equity end of period	$	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

CHANGES IN UNITS:
Beginning units		15,287,929	17,274,630	420,119	411,283	2,533,954	2,225,257	1,900,617	1,833,474
Units purchased		2,364,421	2,902,651	141,004	259,814	658,285	968,998	248,115	1,209,307
Units redeemed		(5,068,500)	(4,889,352)	(163,498)	(250,978)	(857,474)	(660,301)	(589,321)	(1,142,164)

Ending units		12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSB		OVSBS		PMVAAD		PMVFAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,479)	-	(23,537)	-	423,540	-	813,476	88,420
Realized gain (loss) on investments	285	-	2,879	-	9,812	-	535,080	610,773
Change in unrealized gain (loss) on investments	11,186	-	151,271	-	153,142	-	(1,086,348)	425,383
Reinvested capital gains	-	-	-	-	-	-	518,077	73,207

Net increase (decrease) in contract owners’ equity resulting from operations	9,992	-	130,613	-	586,494	-	780,285	1,197,783

Equity transactions:
Purchase payments received from contract owners (note 3)	1,434	-	86,858	-	8,200,329	-	3,077,251	4,148,576
Transfers between funds	723,779	-	9,056,879	-	11,678,994	-	(1,730,044)	2,732,798
Redemptions	(44,585)	-	(394,761)	-	(582,275)	-	(2,237,273)	(2,655,456)
Annuity benefits	-	-	(22)	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(216)	-	(234)	-	(1,799)	(1,604)
Contingent deferred sales charges (note 2)	(91)	-	(213)	-	(1,651)	-	(16,841)	(7,003)
Adjustments to maintain reserves	(23)	-	1,121	-	(116)	-	509	(1,339)

Net equity transactions	680,488	-	8,749,646	-	19,295,047	-	(908,197)	4,215,972

Net change in contract owners’ equity	690,480	-	8,880,259	-	19,881,541	-	(127,912)	5,413,755
Contract owners’ equity beginning of period	-	-	-	-	-	-	22,970,486	17,556,731

Contract owners’ equity end of period	$690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,837,753	1,500,572
Units purchased	74,231	-	942,718	-	2,001,065	-	542,041	1,265,349
Units redeemed	(6,244)	-	(67,807)	-	(126,395)	-	(616,270)	(928,168)

Ending units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLAD		PMVTRD		PVGIB		PVTIGB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$650,680	(129,068)	1,150,784	245,053	7,139	(7,543)	2,738	10,953
Realized gain (loss) on investments	924,447	485,376	57,378	(2,822)	(333,740)	(606,386)	(52,884)	(32,882)
Change in unrealized gain (loss) on investments	10,401,166	(2,419,505)	3,860,783	(970,242)	733,390	437,749	117,212	(67,628)
Reinvested capital gains	-	-	3,544,898	835,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,976,293	(2,063,197)	8,613,843	107,906	406,789	(176,180)	67,066	(89,557)

Equity transactions:
Purchase payments received from contract owners (note 3)	57,926,661	71,828,103	77,913,355	43,402,248	9,751	25,101	-	-
Transfers between funds	37,544,311	14,125,276	51,435,830	22,982,635	194,965	(84,556)	-	(31,881)
Redemptions	(28,981,984)	(26,147,617)	(8,870,608)	(1,119,580)	(525,768)	(709,127)	(100,889)	(137,736)
Annuity benefits	(637)	(572)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,784,357)	(913,678)	(646,959)	(27,481)	(537)	(554)	(80)	(82)
Contingent deferred sales charges (note 2)	(238,752)	(199,377)	(53,861)	(8,887)	(427)	(2,302)	(117)	(16)
Adjustments to maintain reserves	5,603	(5,964)	(2,687)	(9,593)	(112)	(259)	3	(67)

Net equity transactions	64,470,845	58,686,171	119,775,070	65,219,342	(322,128)	(771,697)	(101,083)	(169,782)

Net change in contract owners’ equity	76,447,138	56,622,974	128,388,913	65,327,248	84,661	(947,877)	(34,017)	(259,339)
Contract owners’ equity beginning of period	260,585,570	203,962,596	65,327,248	-	2,559,811	3,507,688	366,694	626,033

Contract owners’ equity end of period	$337,032,708	260,585,570	193,716,161	65,327,248	2,644,472	2,559,811	332,677	366,694

CHANGES IN UNITS:
Beginning units	23,171,669	18,042,359	6,540,321	-	212,998	275,411	28,337	39,549
Units purchased	12,794,621	13,186,257	14,394,072	7,565,330	53,761	52,419	-	1,067
Units redeemed	(7,193,529)	(8,056,947)	(2,947,189)	(1,025,009)	(79,139)	(114,832)	(6,862)	(12,279)

Ending units	28,772,761	23,171,669	17,987,204	6,540,321	187,620	212,998	21,475	28,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVTVB		ACEG2		VYDS		TRHS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(27,274)	(59,022)	(57,829)	-	(1,077)	(3,072)	(686,038)	(205,865)
Realized gain (loss) on investments	79,673	379,283	(41,285)	-	(803)	(57,508)	1,426,849	191,366
Change in unrealized gain (loss) on investments	251,531	(1,159,581)	(141,196)	-	53,047	16,550	7,738,204	(811,736)
Reinvested capital gains	-	-	-	-	-	-	1,043,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	303,930	(839,320)	(240,310)	-	51,167	(44,030)	9,522,409	(826,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,484	1,816	34,233	-	-	26,609	6,864,457	3,367,389
Transfers between funds	(484,432)	277,956	6,023,242	-	-	(102,794)	17,709,653	22,636,118
Redemptions	(850,541)	(521,357)	(533,933)	-	(8,675)	(58,353)	(5,022,033)	(1,226,618)
Annuity benefits	-	-	(230)	-	-	-	-	-
Contract maintenance charges (note 2)	(417)	(470)	(1,113)	-	(114)	(135)	(6,266)	(1,538)
Contingent deferred sales charges (note 2)	(515)	(1,159)	(3,066)	-	(110)	(27)	(37,225)	(8,818)
Adjustments to maintain reserves	(104)	(110)	(225)	-	(44)	(7)	(492)	(752)

Net equity transactions	(1,318,525)	(243,324)	5,518,908	-	(8,943)	(134,707)	19,508,094	24,765,781

Net change in contract owners’ equity	(1,014,595)	(1,082,644)	5,278,598	-	42,224	(178,737)	29,030,503	23,939,546
Contract owners’ equity beginning of period	2,914,393	3,997,037	-	-	348,002	526,739	27,116,053	3,176,507

Contract owners’ equity end of period	$1,899,798	2,914,393	5,278,598	-	390,226	348,002	56,146,556	27,116,053

CHANGES IN UNITS:
Beginning units	221,728	248,463	-	-	27,442	38,329	2,368,928	301,680
Units purchased	41,612	137,865	644,750	-	504	2,805	3,369,395	3,364,199
Units redeemed	(135,355)	(164,600)	(96,695)	-	(1,165)	(13,692)	(1,939,336)	(1,296,951)

Ending units	127,985	221,728	548,055	-	26,781	27,442	3,798,987	2,368,928

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAS		VWBF		VWEM		VWHA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,034)	-	59,211	799,031	(324,663)	(45,550)	(354,736)	(32,427)
Realized gain (loss) on investments	(2,703)	-	(133,179)	(112,445)	(1,519,560)	(2,137,349)	1,552,201	2,234,334
Change in unrealized gain (loss) on investments	403,566	-	460,132	(151,075)	6,660,836	(3,557,569)	(5,574,871)	(8,124,985)
Reinvested capital gains	109,899	-	158,772	243,995	-	-	2,563,706	407,783

Net increase (decrease) in contract owners’ equity resulting from operations	500,728	-	544,936	779,506	4,816,613	(5,740,468)	(1,813,700)	(5,515,295)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,829,063	-	241,875	13,537	251,121	-	(4,763)	1,406
Transfers between funds	8,816,346	-	5,194,049	(302,294)	13,236,597	(1,046,520)	48,728,869	(819,801)
Redemptions	(323,417)	-	(2,154,877)	(1,346,118)	(2,658,659)	(2,366,960)	(6,903,459)	(2,636,150)
Annuity benefits	-	-	(4,111)	(3,534)	(5,816)	(6,448)	(2,526)	(3,053)
Contract maintenance charges (note 2)	(330)	-	(6,423)	(6,255)	(10,527)	(10,017)	(17,229)	(13,419)
Contingent deferred sales charges (note 2)	(1,373)	-	(648)	(215)	(601)	(1,176)	(20,225)	(422)
Adjustments to maintain reserves	(457,932)	-	(77)	934	(24,273)	1,004	(7,662)	427

Net equity transactions	12,862,357	-	3,269,788	(1,643,945)	10,787,842	(3,430,117)	41,773,005	(3,471,012)

Net change in contract owners’ equity	13,363,085	-	3,814,724	(864,439)	15,604,455	(9,170,585)	39,959,305	(8,986,307)
Contract owners’ equity beginning of period	-	-	11,420,517	12,284,956	14,809,682	23,980,267	25,097,845	34,084,152

Contract owners’ equity end of period	$13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682	65,057,150	25,097,845

CHANGES IN UNITS:
Beginning units	-	-	445,923	511,066	797,445	946,130	552,304	619,064
Units purchased	1,652,401	-	225,585	-	684,367	-	3,361,341	1
Units redeemed	(264,318)	-	(95,420)	(65,143)	(203,948)	(148,685)	(939,633)	(66,761)

Ending units	1,388,083	-	576,088	445,923	1,277,864	797,445	2,974,012	552,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		WRHIP		WRMCG		WRPCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(484,688)	(500,298)	(107,253)	-	(30,622)	-	5,695	(1,047)
Realized gain (loss) on investments	898,488	1,577,566	107,527	-	(9,484)	-	(731)	(10,031)
Change in unrealized gain (loss) on investments	16,358,539	(10,208,797)	898,489	-	359,730	-	39,608	(3,265)
Reinvested capital gains	-	-	-	-	12,611	-	35,666	652

Net increase (decrease) in contract owners’ equity resulting from operations	16,772,339	(9,131,529)	898,763	-	332,235	-	80,238	(13,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,771,220	27,069,234	7,623,244	-	3,733,672	-	1,425,542	933,390
Transfers between funds	(5,500,167)	8,920,842	17,830,308	-	3,451,334	-	(95,454)	87,869
Redemptions	(10,518,864)	(10,852,045)	(1,056,839)	-	(55,444)	-	(99,096)	(877)
Annuity benefits	(636)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,215)	(8,908)	(458)	-	(7,565)	-	(6,543)	-
Contingent deferred sales charges (note 2)	(109,596)	(66,987)	(195)	-	(6)	-	-	-
Adjustments to maintain reserves	(913)	606	(141)	-	(131)	-	(6)	1

Net equity transactions	11,631,829	25,062,742	24,395,919	-	7,121,860	-	1,224,443	1,020,383

Net change in contract owners’ equity	28,404,168	15,931,213	25,294,682	-	7,454,095	-	1,304,681	1,006,692
Contract owners’ equity beginning of period	93,728,667	77,797,454	-	-	-	-	1,006,692	-

Contract owners’ equity end of period	$122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

CHANGES IN UNITS:
Beginning units	8,101,468	6,143,715	-	-	-	-	92,333	-
Units purchased	3,371,154	4,827,421	2,872,915	-	777,372	-	124,130	103,588
Units redeemed	(2,469,020)	(2,869,668)	(528,836)	-	(35,696)	-	(17,444)	(11,255)

Ending units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRPMP		WRPMAP		WRPMCP		SVDF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	31,696	4,002	58,514	29,602	9,202	(202)	(524)	(468)
Realized gain (loss) on investments		(3,223)	(2,911)	(24,782)	(26,852)	(2,822)	(9,500)	1,166	2,076
Change in unrealized gain (loss) on investments		501,688	(63,776)	1,295,887	(755,920)	126,062	(12,010)	4,931	(1,575)
Reinvested capital gains		196,645	15,295	441,576	107,545	66,185	3,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		726,806	(47,390)	1,771,195	(645,625)	198,627	(17,762)	5,573	33

Equity transactions:
Purchase payments received from contract owners (note 3)		11,312,462	4,782,149	12,612,480	14,337,201	3,673,867	1,661,641	(33)	2,363
Transfers between funds		376,320	(24,265)	(88,336)	(16,720)	16,660	15,628	(23)	1,016
Redemptions		(145,808)	(61,827)	(533,802)	(68,113)	(172,146)	(28,126)	-	-
Annuity benefits		-	-	-	-	-	-	(3,564)	(7,427)
Contract maintenance charges (note 2)		(34,013)	(255)	(91,814)	(123)	(10,326)	(93)	52	(279)
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(14)	1	(27)	(5)	(15)	(2)	41	3

Net equity transactions		11,508,947	4,695,803	11,898,501	14,252,240	3,508,040	1,649,048	(3,527)	(4,324)

Net change in contract owners’ equity		12,235,753	4,648,413	13,669,696	13,606,615	3,706,667	1,631,286	2,046	(4,291)
Contract owners’ equity beginning of period		4,676,395	27,982	13,606,615	-	1,631,286	-	35,590	39,881

Contract owners’ equity end of period	$	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

CHANGES IN UNITS:
Beginning units		424,157	2,491	1,230,558	-	148,360	-	74	-
Units purchased		997,291	428,766	1,064,633	1,255,458	319,088	150,962	1	15
Units redeemed		(15,327)	(7,100)	(60,162)	(24,900)	(17,841)	(2,602)	(1)	59

Ending units		1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SVOF		WFVSCG		WFVSMV		WFVTRB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(3,191)	(3,414)	(539,310)	(423,134)	(19)	(38)	589	4,038
Realized gain (loss) on investments		8,799	26,894	1,172,522	1,060,262	(581)	(493)	321	224
Change in unrealized gain (loss) on investments		27,797	(42,438)	(589,315)	(2,072,670)	1,613	(273)	7,550	3,548
Reinvested capital gains		91	-	1,636,874	-	-	-	5,572	11,330

Net increase (decrease) in contract owners’ equity resulting from operations		33,496	(18,958)	1,680,771	(1,435,542)	1,013	(804)	14,032	19,140

Equity transactions:
Purchase payments received from contract owners (note 3)		(163)	(14,154)	5,844,284	8,919,613	-	-	-	-
Transfers between funds		(232)	(35,273)	(3,083,002)	(1,588,741)	(810)	521	-	-
Redemptions		(25)	-	(2,750,446)	(1,984,912)	(1,096)	(1,178)	-	-
Annuity benefits		(22,836)	(32,222)	-	-	-	-	-	-
Contract maintenance charges (note 2)		419	(44)	(151,750)	(72,105)	-	-	-	-
Contingent deferred sales charges (note 2)		1	-	(42,508)	(9,935)	-	-	-	-
Adjustments to maintain reserves		(1,035)	(3,052)	(544)	(792)	2	(2)	(3)	(3)

Net equity transactions		(23,871)	(84,745)	(183,966)	5,263,128	(1,904)	(659)	(3)	(3)

Net change in contract owners’ equity		9,625	(103,703)	1,496,805	3,827,586	(891)	(1,463)	14,029	19,137
Contract owners’ equity beginning of period		246,624	350,327	30,844,147	27,016,561	8,299	9,762	293,570	274,433

Contract owners’ equity end of period	$	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

CHANGES IN UNITS:
Beginning units		-	836	2,029,850	1,674,122	951	1,026	21,348	21,348
Units purchased		9	-	992,569	1,334,492	57	106	-	-
Units redeemed		(9)	(836)	(1,015,850)	(978,764)	(255)	(181)	-	-

Ending units		-	-	2,006,569	2,029,850	753	951	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFVOG2		JAGTS2		JAIGS2		VFMG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(857)	(966)	(64,891)	(173,645)	(442,260)	(1,348,124)	(16,521)	6,690
Realized gain (loss) on investments	3,068	1,091	814,110	2,046,500	2,355,718	(4,635,315)	(289,770)	(70,855)
Change in unrealized gain (loss) on investments	3,305	(5,183)	1,264,910	(3,189,059)	8,375,770	(42,385,904)	349,749	(196,359)
Reinvested capital gains	3,480	541	-	-	-	1,249,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,996	(4,517)	2,014,129	(1,316,204)	10,289,228	(47,119,848)	43,458	(260,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	733,950	2,624,036	1,407,453	9,127,376	6,578	76,042
Transfers between funds	-	(5,242)	(12,984,772)	926,695	(90,931,903)	(28,839,426)	(2,952,809)	(61,810)
Redemptions	(11,463)	(1,225)	(694,552)	(1,766,216)	(4,009,784)	(15,391,266)	(407,306)	(513,298)
Annuity benefits	-	-	-	-	(7,132)	(13,264)	-	-
Contract maintenance charges (note 2)	(10)	(18)	(968)	(2,855)	(6,854)	(25,707)	(1,246)	(1,595)
Contingent deferred sales charges (note 2)	-	-	(706)	(4,444)	(22,974)	(69,170)	(3)	(924)
Adjustments to maintain reserves	(18)	10	25	(509)	101,705	5,919	(26)	(27)

Net equity transactions	(11,491)	(6,475)	(12,947,023)	1,776,707	(93,469,489)	(35,205,538)	(3,354,812)	(501,612)

Net change in contract owners’ equity	(2,495)	(10,992)	(10,932,894)	460,503	(83,180,261)	(82,325,386)	(3,311,354)	(762,136)
Contract owners’ equity beginning of period	51,038	62,030	10,932,894	10,472,391	83,180,261	165,505,647	3,311,354	4,073,490

Contract owners’ equity end of period	$48,543	51,038	-	10,932,894	-	83,180,261	-	3,311,354

CHANGES IN UNITS:
Beginning units	4,361	4,925	921,943	765,556	4,453,401	5,924,822	293,739	334,971
Units purchased	851	-	489,186	1,121,150	327,316	1,029,521	59,437	57,319
Units redeemed	(1,719)	(564)	(1,411,129)	(964,763)	(4,780,717)	(2,500,942)	(353,176)	(98,551)

Ending units	3,493	4,361	-	921,943	-	4,453,401	-	293,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA2		AVCD2		VWBFR		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,047)	(112,786)	(126,084)	(425,704)	100,163	398,577	(59,389)	(11,913)
Realized gain (loss) on investments	(342,665)	(114,742)	5,254,486	(4,005,304)	79,263	(16,148)	2,130,804	1,458,164
Change in unrealized gain (loss) on investments	1,202,582	(401,054)	(2,195,190)	2,139,793	(149,144)	(133,246)	90,670	(6,253,902)
Reinvested capital gains	-	-	-	-	78,829	121,547	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	827,870	(628,582)	2,933,212	(2,291,215)	109,111	370,730	2,162,085	(4,807,651)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,827	81,949	855,153	4,465,249	38,040	167,392	53,174	617,855
Transfers between funds	(6,145,979)	(106,757)	(25,619,835)	220,884	(5,709,062)	344,874	(13,180,281)	(5,284,411)
Redemptions	(408,004)	(1,058,709)	(923,202)	(2,512,531)	(267,811)	(1,032,678)	(445,831)	(2,461,309)
Annuity benefits	(371)	(1,230)	-	-	-	-	(726)	(4,040)
Contract maintenance charges (note 2)	(729)	(2,531)	(30,995)	(73,499)	(549)	(1,582)	(1,688)	(5,154)
Contingent deferred sales charges (note 2)	(289)	(5,308)	(5,566)	(28,125)	(225)	(547)	(867)	(1,943)
Adjustments to maintain reserves	1,187	(384)	124	(734)	167	(1,034)	20,876	146

Net equity transactions	(6,537,358)	(1,092,970)	(25,724,321)	2,071,244	(5,939,440)	(523,575)	(13,555,343)	(7,138,856)

Net change in contract owners’ equity	(5,709,488)	(1,721,552)	(22,791,109)	(219,971)	(5,830,329)	(152,845)	(11,393,258)	(11,946,507)
Contract owners’ equity beginning of period	5,709,488	7,431,040	22,791,109	23,011,080	5,830,329	5,983,174	11,393,258	23,339,765

Contract owners’ equity end of period	$-	5,709,488	-	22,791,109	-	5,830,329	-	11,393,258

CHANGES IN UNITS:
Beginning units	490,830	579,187	1,414,528	1,298,000	399,375	437,415	551,256	827,950
Units purchased	49,715	92,123	97,446	846,862	15,686	89,462	51,001	119,749
Units redeemed	(540,545)	(180,480)	(1,511,974)	(730,334)	(415,061)	(127,502)	(602,257)	(396,443)

Ending units	-	490,830	-	1,414,528	-	399,375	-	551,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		NVAGF3		OVHI3		OVHI4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(289,294)	(242,307)	-	112,024	91,334	47,513	903,824	586,860
Realized gain (loss) on investments	(5,416,237)	(358,911)	-	(313,065)	(71,063)	10,667	(593,671)	596,792
Change in unrealized gain (loss) on investments	4,221,023	(12,271,602)	-	100,870	39,989	(79,705)	364,056	(1,488,525)
Reinvested capital gains	4,042,343	674,581	-	173,773	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,557,835	(12,198,239)	-	73,602	60,260	(21,525)	674,209	(304,873)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,290,359	11,142,816	-	24,573	57,621	37,379	147,542	314,199
Transfers between funds	(58,649,211)	8,050,481	-	(3,469,556)	(481,685)	35,216	(6,994,776)	863,308
Redemptions	(2,686,605)	(6,217,849)	-	(109,678)	(118,059)	(125,397)	(982,492)	(1,269,909)
Annuity benefits	(941)	(6,032)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,761)	(13,198)	-	(91)	(215)	(273)	(493)	(747)
Contingent deferred sales charges (note 2)	(15,779)	(20,399)	-	(108)	(110)	(166)	(626)	(7,676)
Adjustments to maintain reserves	7,816	(6,975)	-	(73)	(29)	(45)	(208)	(250)

Net equity transactions	(57,059,122)	12,928,844	-	(3,554,933)	(542,477)	(53,286)	(7,831,053)	(101,075)

Net change in contract owners’ equity	(54,501,287)	730,605	-	(3,481,331)	(482,217)	(74,811)	(7,156,844)	(405,948)
Contract owners’ equity beginning of period	54,501,287	53,770,682	-	3,481,331	482,217	557,028	7,156,844	7,562,792

Contract owners’ equity end of period	$-	54,501,287	-	-	-	482,217	-	7,156,844

CHANGES IN UNITS:
Beginning units	3,469,671	2,350,975	-	288,563	175,763	196,791	2,632,631	2,685,043
Units purchased	610,995	2,531,203	-	27,666	114,563	124,033	763,683	1,826,898
Units redeemed	(4,080,666)	(1,412,507)	-	(316,229)	(290,326)	(145,061)	(3,396,314)	(1,879,310)

Ending units	-	3,469,671	-	-	-	175,763	-	2,632,631

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHI		OVHIS		ACVU2		AVBV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,990	4,049	364,521	248,271	(29)	(108)	(23)	(63)
Realized gain (loss) on investments	(47,209)	(81,366)	(6,266,756)	(2,885,033)	1,983	1,824	652	672
Change in unrealized gain (loss) on investments	46,555	77,454	6,166,243	2,539,282	(1,235)	(1,393)	(133)	(531)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,336	137	264,008	(97,480)	719	323	496	78

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2	75	-	-	2,163	39
Transfers between funds	(20,951)	(514)	(2,476,910)	(323,301)	-	-	(13,427)	(39)
Redemptions	(4,664)	(25,838)	(280,219)	(537,967)	-	-	11,264	-
Annuity benefits	-	-	(107)	(132)	(5,712)	(5,636)	(4,608)	(4,779)
Contract maintenance charges (note 2)	(7)	(13)	(368)	(513)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(9)	(710)	(1,211)	-	-	-	-
Adjustments to maintain reserves	(10)	(13)	(2,193)	(298)	(12)	62	4	15

Net equity transactions	(25,632)	(26,387)	(2,760,505)	(863,347)	(5,724)	(5,574)	(4,604)	(4,764)

Net change in contract owners’ equity	(23,296)	(26,250)	(2,496,497)	(960,827)	(5,005)	(5,251)	(4,108)	(4,686)
Contract owners’ equity beginning of period	23,296	49,546	2,496,497	3,457,324	5,005	10,256	4,108	8,794

Contract owners’ equity end of period	$-	23,296	-	2,496,497	-	5,005	-	4,108

CHANGES IN UNITS:
Beginning units	7,881	16,199	642,234	856,240	-	-	-	-
Units purchased	-	-	20,641	107,168	-	-	2	(159)
Units redeemed	(7,881)	(8,318)	(662,875)	(321,174)	-	-	(2)	159

Ending units	-	7,881	-	642,234	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CSIEF3		AMINS		WSCP		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	28,624	-	(7)	-	(180,035)	-	(1,059)
Realized gain (loss) on investments	-	(41,389)	-	(522)	-	2,404,597	-	(425,178)
Change in unrealized gain (loss) on investments	-	(210,286)	-	-	-	(4,313,690)	-	385,062
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(223,051)	-	(529)	-	(2,089,128)	-	(41,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	20,341	-	1,921	-	321,366	-	92,036
Transfers between funds	-	(1,882,814)	-	(1,175)	-	(28,116,105)	-	(1,883,961)
Redemptions	-	(115,708)	-	(112)	-	(3,691,090)	-	(360,558)
Annuity benefits	-	(3,110)	-	-	-	(2,221)	-	-
Contract maintenance charges (note 2)	-	(973)	-	(105)	-	(16,307)	-	(418)
Contingent deferred sales charges (note 2)	-	(8)	-	-	-	(6,145)	-	(335)
Adjustments to maintain reserves	-	(33,705)	-	-	-	(10,000)	-	(23)

Net equity transactions	-	(2,015,977)	-	529	-	(31,520,502)	-	(2,153,259)

Net change in contract owners’ equity	-	(2,239,028)	-	-	-	(33,609,630)	-	(2,194,434)
Contract owners’ equity beginning of period	-	2,239,028	-	-	-	33,609,630	-	2,194,434

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	196,205	-	-	-	2,155,736	-	147,046
Units purchased	-	31,812	-	2,240	-	33,589	-	42,559
Units redeemed	-	(228,017)	-	(2,240)	-	(2,189,325)	-	(189,605)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVGWL6		ACVI4
		2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	(2,662)	-	7
Realized gain (loss) on investments		-	154,220	-	32
Change in unrealized gain (loss) on investments		-	(229,888)	-	-
Reinvested capital gains		-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	(78,330)	-	39

Equity transactions:
Purchase payments received from contract owners (note 3)		-	394,116	-	(37)
Transfers between funds		-	(2,511,022)	-	58
Redemptions		-	(17,563)	-	-
Annuity benefits		-	-	-	-
Contract maintenance charges (note 2)		-	(4,380)	-	(60)
Contingent deferred sales charges (note 2)		-	(177)	-	-
Adjustments to maintain reserves		-	(182)	-	-

Net equity transactions		-	(2,139,208)	-	(39)

Net change in contract owners’ equity		-	(2,217,538)	-	-
Contract owners’ equity beginning of period		-	2,217,538	-	-

Contract owners’ equity end of period	$	-	-	-	-

CHANGES IN UNITS:
Beginning units		-	152,509	-	-
Units purchased		-	41,976	-	45
Units redeemed		-	(194,485)	-	(45)

Ending units		-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Protected Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)*

Sterling Capital Select Equity VIF (BBGI)*

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)*

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service  Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Emerging Markets Fund - Class VI (GEM6)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Northern Lights Variable Trust

TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE

    INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares  (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

Advantage VT Core Bond Fund (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2012, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-
7% Lifetime Income Option	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30% (3)	0.50%(3)			0.20%(3)	-
No CDSC	0.35% (7)	0.55%(7)			0.25%(7)	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-
Combination Enhanced II	-	-	-	-	0.45%	-
Combination Enhanced	-	0.40%(10)	0.45%(59)	-	0.30%	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-
7% Lifetime Income Option (New York)	-	1.00%	-	1.50%(49)(51)(53)	-	-
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)	-	1.00%(1)	-
10% Lifetime Income Option	1.20%(20)	1.20%	-	-	1.20%(20)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%(19)	-	-	0.15%	-
7% Spousal Continuation Benefit (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%
Spousal Continuation Benefit Option	-	-	-	-	-	0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	3.85%(52)	3.25%(52)	4.50%(22)	1.10%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.35%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.45%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Lifetime Income Option (New York)			1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Lifetime Income Option	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Spousal Continuation Benefit (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.00%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	-	-
5% Lifetime Income Option (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Lifetime Income Option (New York)	-	-	1.50%(49)(51)(53)	1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Lifetime Income Option (New York)	-	-	-	-	-	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	1.20%	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(42)	-	-	-	-	-
5% Spousal Continuation Benefit (Non-New York)	-	-	-	-	-	-
7% Spousal Continuation Benefit (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)	-
10% Spousal Continuation Benefit (New York)	-	-	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.00%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Lifetime Income Option (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Lifetime Income Option (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Lifetime Income Option (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Lifetime Income Option (New York)	-	-	1.20%	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Spousal Continuation Benefit (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Spousal Continuation Benefit (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-
10% Spousal Continuation Benefit (New York)	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(33)	-		-
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.00%(52)	3.30%(43)	3.40%(52)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Spousal Continuation Benefit is only available for election if the 7% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(33) The 10% Spousal Continuation Benefit is only available for election if the 10% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Spousal Continuation Benefit is only available for election if the 5% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(42) No longer available

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Lifetime Income Option is 1.20% of the Current Income Benefit Base.

(50) The 7% Spousal Continuation Benefit may only be elected if and when the 7% Lifetime Income Option is elected. Currently, there is no charge associated with the 7% Spousal Continuation Benefit.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Lifetime Income Option is 0.75% of the Current Income Benefit Base.

(56) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected.

(57) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected. Currently, there is no charge associated with the 5% Spousal Continuation Benefit.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3

0.40%	$158,919	$-	$-	$-	$-	$-	$-	$-
0.65%	134,790	-	-	-	-	-	-	70
0.75%	561,314	-	-	-	-	-	-	3,054
0.80%	185,712	-	-	-	-	-	-	337
0.85%	686,357	-	-	-	-	-	-	2,292
0.95%	308,424	1,428	-	-	-	-	-	1,114
1.05%	279,953	2,924	-	-	-	-	-	1,652
1.10%	10,358,403	-	-	-	-	-	-	20,982
1.15%	48,671,560	-	64	-	-	495	-	98,117
1.20%	339,624	-	-	-	-	-	-	1,060
1.25%	4,830,613	-	-	-	-	-	-	40,532
1.30%	102,951,093	-	34	138,112	20,633	3,469	15,132	241,321
1.35%	11,941,930	-	139	-	-	173	-	82,022
1.40%	16,746,219	-	-	-	-	-	-	67,542
1.45%	5,625,509	317	-	-	-	-	-	35,065
1.50%	21,143,291	-	1,548	-	-	1,859	-	277,392
1.55%	36,049,532	-	13	-	-	-	-	187,464
1.60%	3,927,030	-	419	-	-	196	-	136,993
1.65%	9,807,794	-	-	-	-	5	-	57,221
1.70%	3,272,323	-	-	-	-	-	-	13,941
1.75%	102,105,025	-	3,289	-	-	3,200	-	418,288
1.80%	8,263,150	-	2,887	-	-	31	-	107,495
1.85%	11,194,061	-	-	-	-	1,616	-	43,424
1.90%	3,090,054	-	-	-	-	-	-	12,472
1.95%	19,069,704	-	247	-	-	427	-	173,948
2.00%	12,279,825	-	226	-	-	-	-	54,746
2.05%	4,655,607	-	-	-	-	19	-	19,254
2.10%	6,870,366	-	366	-	-	-	-	40,882
2.15%	9,522,470	-	-	-	-	-	-	13,728
2.20%	7,478,358	-	540	-	-	250	-	44,603
2.25%	4,991,471	-	-	-	-	-	-	7,023
2.30%	4,107,381	-	-	-	-	14	-	11,466
2.35%	15,723,072	-	-	-	-	-	-	15,594
2.40%	3,057,324	-	-	-	-	-	-	579
2.45%	1,774,082	-	-	-	-	-	-	2,474
2.50%	8,685,605	-	-	-	-	-	-	1,302
2.55%	1,667,702	-	342	-	-	-	-	1,926
2.60%	727,774	-	-	-	-	-	-	1,020
2.65%	288,003	-	-	-	-	-	-	1,343
2.70%	850,508	-	-	-	-	-	-	-
2.75%	218,365	-	-	-	-	-	-	-
2.80%	264,403	-	-	-	-	-	-	-
2.85%	199,486	-	-	-	-	-	-	-
2.90%	109,277	-	-	-	-	-	-	-
2.95%	151,184	-	-	-	-	-	-	-
3.00%	73,081	-	-	-	-	-	-	-
3.05%	61,049	-	-	-	-	-	-	-
3.10%	3,198	-	-	-	-	-	-	-
3.15%	864	-	-	-	-	-	-	-
3.20%	772	-	-	-	-	-	-	-
3.25%	3,875	-	-	-	-	-	-	-
3.30%	3,583	-	-	-	-	-	-	-
3.40%	1,498	-	-	-	-	-	-	-

Totals	$505,472,567	$4,669	$10,114	$138,112	$20,633	$11,754	$15,132	$2,239,738

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2

0.40%	$-	$-	$308	$-	$-	$54	$28	$28
0.65%	138	-	170	-	-	32	19	24
0.75%	22,482	-	4,336	-	-	1,154	393	22
0.80%	-	8,993	-	2,201	-	-	-	-
0.85%	19,943	-	11,719	-	-	533	385	1
0.95%	39,421	-	18,749	-	-	-	-	-
1.05%	37,047	-	15,382	-	-	-	-	-
1.10%	-	-	32,276	-	-	29	2,396	-
1.15%	-	-	305,348	-	2	6,431	14,492	403
1.20%	-	-	7,768	-	-	-	-	-
1.25%	-	-	35,584	-	-	433	661	-
1.30%	-	1,935,372	166,902	415,995	73	42,356	76,008	1,479
1.35%	3,397	-	71,234	-	-	2,142	4,394	516
1.40%	-	954,731	17,112	118,017	-	6	6	53
1.45%	450	-	63,114	-	-	218	1,007	-
1.50%	-	-	130,692	-	671	11,035	24,092	313
1.55%	85	-	193,354	-	108	12,481	14,212	33
1.60%	-	-	48,166	-	80	1,937	4,516	214
1.65%	-	-	52,364	-	5	2,244	8,025	434
1.70%	-	-	15,725	-	-	160	184	-
1.75%	-	-	234,001	-	253	14,352	37,154	1,064
1.80%	-	-	64,231	-	10	7,011	3,125	478
1.85%	-	-	76,745	-	2	4,961	20,883	169
1.90%	-	-	12,674	-	-	16	15,805	-
1.95%	-	-	53,886	-	-	3,792	7,127	311
2.00%	-	-	59,731	-	-	516	15,011	-
2.05%	-	-	22,500	-	-	1,798	5,450	11
2.10%	-	-	31,114	-	-	983	3,918	585
2.15%	-	-	16,774	-	-	257	232	458
2.20%	-	-	31,334	-	108	5,377	2,925	185
2.25%	-	-	8,296	-	-	105	60	-
2.30%	-	-	20,038	-	-	959	2,897	689
2.35%	-	-	16,594	-	-	581	3,333	-
2.40%	-	-	5,485	-	-	-	283	-
2.45%	-	-	3,651	-	-	-	54	-
2.50%	-	-	6,171	-	-	86	677	155
2.55%	-	-	652	-	-	-	5,713	61
2.60%	-	-	829	-	-	-	271	-
2.65%	-	-	663	-	-	-	28	27
2.70%	-	-	981	-	-	-	123	-
2.75%	-	-	408	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	668	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$ 122,963	$ 2,899,096	$1,857,729	$ 536,213	$ 1,312	$122,039	$275,887	$ 7,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	IVKMG1	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC

0.40%	$-	$-	$-	$-	$388	$-	$-	$-
0.65%	-	-	-	-	326	-	-	-
0.75%	-	368	-	-	1,232	87	991	-
0.80%	-	66	285	-	3,223	267	2,138	-
0.85%	-	254	-	-	4,338	233	2,188	-
0.95%	-	450	-	13,634	9,607	18	9,095	381
1.05%	-	-	-	20,708	9,203	58	7,053	-
1.10%	-	2,364	-	196	20,951	531	4,968	798
1.15%	-	22,279	-	16,826	216,260	6,588	91,430	18,801
1.20%	-	271	-	87	195	-	17	1,131
1.25%	-	5,286	-	12,230	19,293	822	14,549	12,171
1.30%	-	27,643	93,329	83	395,538	63,791	240,176	344
1.35%	-	8,346	-	145	72,799	6,322	29,417	3,386
1.40%	-	2,604	22,894	1,078	62,350	16,471	58,077	1,834
1.45%	-	4,161	-	5,538	29,129	1,845	12,837	3,306
1.50%	-	10,058	-	9,072	73,558	11,950	20,019	13,389
1.55%	-	21,183	-	33,501	170,321	7,592	85,721	19,841
1.60%	-	3,623	-	1,887	32,112	3,876	16,665	4,379
1.65%	-	4,687	-	394	40,232	25,218	17,907	4,601
1.70%	-	1,986	-	6,604	16,637	623	7,677	5,266
1.75%	-	39,695	-	14,687	356,262	8,475	68,068	15,004
1.80%	-	5,458	-	6,293	30,900	1,653	20,091	5,678
1.85%	-	4,628	-	1,844	50,868	1,993	7,507	7,625
1.90%	-	1,380	-	137	9,164	157	4,282	2,859
1.95%	-	12,991	-	3,571	67,736	3,438	14,811	1,815
2.00%	-	5,434	-	150	68,389	1,746	15,757	1,229
2.05%	-	1,866	-	8,078	16,983	1,779	3,909	4,482
2.10%	-	15,165	-	869	33,524	3,937	8,531	2,739
2.15%	-	6,964	-	1,507	28,385	1,568	4,957	2,018
2.20%	-	3,772	-	4,405	43,474	6,441	4,317	2,601
2.25%	-	1,247	-	401	7,748	48	280	796
2.30%	-	6,321	-	24	30,584	154	1,743	2,809
2.35%	-	6,205	-	-	44,131	-	781	684
2.40%	-	1,331	-	-	12,679	-	188	-
2.45%	-	1,439	-	-	13,524	502	1,063	262
2.50%	-	4,193	-	-	26,350	-	65	220
2.55%	-	859	-	-	3,044	586	391	-
2.60%	-	137	-	-	4,067	-	-	-
2.65%	-	-	-	-	3,555	-	451	-
2.70%	-	29	-	-	1,196	-	-	-
2.75%	-	391	-	-	419	-	-	-
2.80%	-	-	-	-	226	-	214	31
2.85%	-	388	-	-	78	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	74	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$-	$235,579	$116,508	$163,949	$2,031,052	$178,769	$778,331	$140,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2

0.40%	$6	$1,033	$638	$-	$-	$-	$-	$-
0.65%	-	1,763	133	-	-	-	-	-
0.75%	-	8,119	4,538	-	-	-	-	-
0.80%	-	349	-	2	-	22	-	-
0.85%	84	11,925	1,898	-	-	-	-	-
0.95%	-	1,702	485	-	4,534	-	-	-
1.05%	-	570	844	-	1,386	-	-	-
1.10%	44	67,959	3,153	-	3,567	-	242	-
1.15%	594	523,796	78,306	-	34,204	-	2,414	-
1.20%	-	5,151	-	-	62	-	-	-
1.25%	74	45,567	4,397	-	7,660	-	1,556	-
1.30%	1,780	399,217	258,808	13,696	-	32,561	-	-
1.35%	410	128,292	23,082	-	10,509	-	-	-
1.40%	448	91,764	17,703	5,701	3,089	14,511	658	-
1.45%	262	72,403	7,631	-	11,569	-	738	-
1.50%	495	146,440	62,215	-	22,247	-	4,784	-
1.55%	235	466,955	44,091	-	52,316	-	1,774	-
1.60%	233	46,059	19,271	-	4,073	-	-	-
1.65%	410	130,180	16,865	-	7,592	-	42	-
1.70%	42	68,509	2,039	-	13,885	-	444	-
1.75%	1,983	1,313,273	225,865	-	56,407	-	624	219
1.80%	11	124,197	10,398	-	8,952	-	333	-
1.85%	459	86,872	54,993	-	6,120	-	187	-
1.90%	25	29,267	6,808	-	1,990	-	-	-
1.95%	708	183,141	47,822	-	11,166	-	180	103
2.00%	34	204,987	28,799	-	10,385	-	-	-
2.05%	399	44,775	18,402	-	2,954	-	632	-
2.10%	1,358	89,293	13,761	-	4,114	-	-	-
2.15%	115	201,121	5,383	-	3,811	-	-	-
2.20%	38	60,105	26,521	-	2,728	-	-	-
2.25%	18	91,031	1,489	-	2,201	-	-	-
2.30%	427	35,264	17,979	-	1,779	-	-	-
2.35%	1	372,646	7,940	-	12,699	-	-	-
2.40%	-	63,258	2,550	-	1,649	-	-	-
2.45%	152	29,310	7,607	-	133	-	-	-
2.50%	-	36,451	2,880	-	10,798	-	-	-
2.55%	269	30,534	3,613	-	668	-	-	26
2.60%	-	13,630	987	-	972	-	-	-
2.65%	-	1,174	2,061	-	87	-	-	-
2.70%	-	7,594	72	-	126	-	-	-
2.75%	-	2,052	-	-	-	-	-	-
2.80%	-	1,463	406	-	-	-	-	-
2.85%	-	480	-	-	-	-	-	-
2.90%	-	2,061	-	-	-	-	-	-
2.95%	-	603	-	-	33	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	727	-	-	547	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$11,114	$5,243,105	$1,032,433	$ 19,399	$317,012	$ 47,094	$ 14,608	$ 348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2

0.40%	$-	$-	$ -	$ 182	$ 1,581	$ 74	$341	$202
0.65%	-	-	-	593	9,461	2,147	234	160
0.75%	-	-	-	2,199	18,761	5,925	1,717	1,750
0.80%	-	-	1,456	-	633	443	725	1,508
0.85%	-	-	-	2,223	15,041	3,463	1,438	3,796
0.95%	-	-	-	6,171	495	4,844	1,678	2,204
1.05%	-	-	-	6,463	2,149	2,661	1,563	2,501
1.10%	-	-	-	38,198	1,640,114	383,846	27,585	57,345
1.15%	-	31	-	329,968	5,816,353	1,856,148	214,898	373,312
1.20%	-	-	-	1,918	9,754	5,928	1,136	1,619
1.25%	-	-	-	51,329	473,402	106,577	27,148	34,052
1.30%	186	-	501,036	116,335	10,994,709	3,239,627	320,170	487,382
1.35%	-	8	-	124,352	1,335,972	418,327	89,730	130,398
1.40%	317	-	180,462	24,367	272,798	75,011	34,575	60,503
1.45%	-	-	-	67,553	462,156	167,376	32,539	56,791
1.50%	-	29	-	78,701	2,865,608	826,250	116,957	190,469
1.55%	-	-	-	303,173	3,907,846	1,386,195	194,125	360,877
1.60%	-	-	-	15,686	184,844	46,016	33,777	77,172
1.65%	-	-	-	69,964	918,092	232,291	49,540	83,661
1.70%	-	-	-	37,801	287,151	134,737	22,714	34,249
1.75%	-	-	-	429,335	12,699,518	3,348,304	414,933	690,717
1.80%	-	-	-	65,182	601,466	201,205	40,133	83,805
1.85%	-	-	-	56,795	1,496,688	493,361	42,146	72,544
1.90%	-	-	-	24,164	212,466	168,205	9,969	19,088
1.95%	-	-	-	60,311	2,378,487	671,445	82,687	130,708
2.00%	-	-	-	47,514	1,154,617	358,600	45,586	91,778
2.05%	-	-	-	23,330	449,256	275,979	18,623	30,804
2.10%	-	-	-	38,805	703,887	199,720	46,407	51,084
2.15%	-	-	-	46,749	357,567	250,110	14,322	31,605
2.20%	-	-	-	33,597	860,800	282,064	26,631	49,926
2.25%	-	-	-	21,510	567,198	495,643	7,114	18,190
2.30%	-	-	-	26,988	357,324	208,334	18,847	22,619
2.35%	-	-	-	53,913	1,250,533	1,179,726	23,793	54,967
2.40%	-	-	-	13,401	283,190	251,416	5,490	4,816
2.45%	-	-	-	8,869	172,806	103,495	6,609	8,497
2.50%	-	-	-	33,550	1,197,671	1,189,049	21,976	33,502
2.55%	-	-	-	2,894	158,739	115,168	1,486	3,457
2.60%	-	-	-	4,237	44,208	47,119	2,972	3,188
2.65%	-	-	-	660	34,172	28,034	2,472	6,966
2.70%	-	-	-	2,010	94,014	87,963	701	3,002
2.75%	-	-	-	56	18,405	17,128	159	398
2.80%	-	-	-	1,646	40,015	16,825	305	522
2.85%	-	-	-	1,416	25,723	26,556	-	709
2.90%	-	-	-	925	8,188	7,165	279	646
2.95%	-	-	-	460	24,129	23,838	198	129
3.00%	-	-	-	-	2,121	2,092	-	-
3.05%	-	-	-	-	5,055	4,987	108	300
3.10%	-	-	-	-	727	717	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	1,234	1,218	-	-
3.30%	-	-	-	118	-	84	59	59
3.40%	-	-	-	-	-	-	-	-

	$ 503	$68	$ 682,954	$ 2,275,611	$ 54,417,124	$ 18,953,436	$2,006,595	$3,373,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG

0.40%	$196	$-	$-	$-	$-	$-	$-	$-
0.65%	2,243	-	-	-	-	-	-	-
0.75%	8,208	-	255	-	-	-	714	-
0.80%	278	-	137	48	-	1,089	-	41
0.85%	4,670	-	1,014	-	-	-	1,260	-
0.95%	1,837	677	6,985	-	-	-	852	-
1.05%	519	103	2,676	-	-	-	1,736	-
1.10%	367,899	433	5,313	-	75	-	5,185	-
1.15%	1,828,947	17,900	207,480	-	3,919	-	125,736	-
1.20%	4,555	966	144	-	438	-	230	-
1.25%	93,658	9,266	19,977	-	1,972	-	12,779	-
1.30%	3,308,768	32	185,858	1,221	-	259,278	33,420	104
1.35%	436,053	4,383	46,570	-	-	-	38,254	-
1.40%	29,550	1,251	57,748	1,674	1,029	52,266	4,124	335
1.45%	148,920	4,407	53,813	-	349	-	28,034	-
1.50%	869,604	3,002	96,064	-	495	-	49,257	-
1.55%	1,368,379	27,622	199,224	-	3,916	-	101,302	-
1.60%	61,588	2,225	72,082	-	-	-	34,833	-
1.65%	209,223	819	50,924	-	-	-	46,396	-
1.70%	117,475	4,712	11,730	-	699	-	5,581	-
1.75%	3,341,960	5,595	144,678	-	246	-	93,309	-
1.80%	173,793	3,338	82,037	-	559	-	20,585	-
1.85%	506,594	3,692	42,614	-	1,380	-	18,673	-
1.90%	171,484	597	16,111	-	732	-	3,747	-
1.95%	690,922	200	17,044	-	551	-	42,707	-
2.00%	377,963	836	50,156	-	-	-	24,185	-
2.05%	278,637	284	5,897	-	79	-	6,286	-
2.10%	187,015	339	10,484	-	26	-	37,444	-
2.15%	259,302	618	7,051	-	250	-	7,387	-
2.20%	297,284	-	30,391	-	410	-	24,151	-
2.25%	511,653	-	5,406	-	14	-	2,959	-
2.30%	227,891	-	7,603	-	-	-	5,987	-
2.35%	1,211,767	-	5,061	-	-	-	4,432	-
2.40%	255,924	-	280	-	-	-	392	-
2.45%	103,233	-	3,306	-	-	-	5,185	-
2.50%	1,220,361	-	13	-	-	-	462	-
2.55%	117,435	-	13,633	-	-	-	3,166	-
2.60%	45,702	-	-	-	-	-	68	-
2.65%	30,431	-	71	-	-	-	420	-
2.70%	89,500	-	-	-	-	-	-	-
2.75%	16,013	-	89	-	-	-	-	-
2.80%	18,275	-	2,525	-	-	-	1,050	-
2.85%	26,641	-	-	-	-	-	-	-
2.90%	7,420	-	-	-	-	-	-	-
2.95%	25,002	-	-	-	-	-	-	-
3.00%	2,196	-	-	-	-	-	-	-
3.05%	5,235	-	-	-	-	-	-	-
3.10%	753	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	1,278	-	-	-	-	-	-	-
3.30%	59	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$19,064,293	$93,297	$1,462,444	$2,943	$17,139	$312,633	$792,288	$480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.40%	$-	$98	$-	$165	$-	$52	$-	$124
0.65%	-	23	-	170	-	1,296	-	5,736
0.75%	-	133	-	777	-	4,390	571	17,661
0.80%	1,094	-	2,365	-	78	-	112	36
0.85%	-	933	-	133	-	8,841	743	39,849
0.95%	-	200	-	124	-	157	-	-
1.05%	-	454	-	22	-	311	-	-
1.10%	-	7,694	-	7,320	-	31,568	1,669	978,188
1.15%	-	42,630	-	28,120	-	259,107	65,586	1,674,800
1.20%	-	-	-	121	-	3,590	-	21,436
1.25%	-	4,069	-	7,706	-	18,074	5,754	212,434
1.30%	210,446	31,590	611,656	59,854	25,129	61,725	28,367	4,991,739
1.35%	-	12,641	-	9,664	-	53,428	10,822	317,072
1.40%	124,669	1,728	347,023	2,974	3,591	33,503	2,375	51,947
1.45%	-	17,563	-	1,130	-	29,752	3,656	152,672
1.50%	-	25,038	-	18,585	-	52,925	19,281	1,266,700
1.55%	-	39,385	-	30,092	-	255,567	33,512	1,064,010
1.60%	-	9,697	-	3,154	-	15,122	14,850	99,617
1.65%	-	9,904	-	12,304	-	74,355	10,187	284,633
1.70%	-	2,947	-	321	-	40,356	3,017	62,070
1.75%	-	81,101	-	75,099	-	750,682	54,329	3,971,945
1.80%	-	7,268	-	6,377	-	66,187	11,229	176,264
1.85%	-	9,814	-	6,354	-	40,151	1,248	586,026
1.90%	-	7,892	-	1,254	-	13,885	71	175,839
1.95%	-	11,864	-	28,472	-	96,336	22,500	832,533
2.00%	-	18,251	-	10,797	-	141,225	17,569	423,365
2.05%	-	3,326	-	4,248	-	27,591	1,318	159,656
2.10%	-	8,783	-	6,810	-	54,629	38,282	192,048
2.15%	-	1,936	-	3,547	-	158,875	590	262,233
2.20%	-	4,737	-	13,027	-	32,568	13,739	399,010
2.25%	-	1,742	-	446	-	64,801	65	341,746
2.30%	-	7,855	-	7,619	-	14,971	652	207,686
2.35%	-	9,862	-	3,606	-	275,531	1,860	1,365,545
2.40%	-	1,543	-	2,485	-	47,788	-	158,167
2.45%	-	81	-	1,863	-	18,856	203	173,696
2.50%	-	2,620	-	1,356	-	5,276	-	2,093,326
2.55%	-	3,991	-	2,091	-	25,466	3,187	89,835
2.60%	-	439	-	-	-	8,165	48,254	82,757
2.65%	-	95	-	1,514	-	577	141	4,130
2.70%	-	-	-	-	-	6,361	-	198,540
2.75%	-	444	-	30	-	1,704	-	11,920
2.80%	-	-	-	435	-	1,291	-	-
2.85%	-	-	-	-	-	349	-	32,543
2.90%	-	-	-	-	-	1,859	-	-
2.95%	-	-	-	-	-	577	-	4,626
3.00%	-	-	-	-	-	-	-	571
3.05%	-	-	-	-	-	248	-	8,567
3.10%	-	-	-	-	-	-	-	1,001
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	43	-	-
3.25%	-	-	-	-	-	-	-	77
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$336,209	$390,371	$961,044	$360,166	$28,798	$2,800,111	$415,739	$23,194,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.40%	$ 1,503	$ -	$ 2,896	$-	$ 477	$ -	$119	$ 25
0.65%	14,462	3,317	7,328	-	2,964	-	1,488	11
0.75%	23,787	14,938	53,636	14,340	13,386	-	5,343	920
0.80%	85	20	11	104	-	101	-	841
0.85%	73,679	9,638	41,330	2,536	28,662	-	8,922	564
0.95%	-	-	-	-	-	-	1,692	227
1.05%	-	-	-	-	-	-	2,555	682
1.10%	963,162	383,626	1,333,656	107,384	425,619	-	36,903	11,457
1.15%	3,508,105	848,973	3,338,080	804,338	1,014,379	-	187,933	52,965
1.20%	9,890	13,326	25,885	-	2,639	-	3,037	-
1.25%	275,394	113,114	269,276	37,512	97,146	-	21,514	9,811
1.30%	7,006,195	1,887,206	6,670,928	110,311	1,981,443	26,751	45,986	128,990
1.35%	908,228	165,090	876,849	195,205	234,821	-	36,171	15,079
1.40%	14,698	64,961	103,583	32,266	37,074	14,349	29,903	18,869
1.45%	211,718	153,265	267,328	80,915	105,698	-	33,157	13,963
1.50%	1,983,890	474,598	1,805,537	127,896	502,174	-	43,575	47,488
1.55%	1,812,757	824,544	1,964,723	692,136	815,180	-	178,306	67,599
1.60%	44,300	54,200	98,518	35,373	53,791	-	22,863	13,245
1.65%	429,729	234,138	559,395	199,785	190,263	-	56,632	26,393
1.70%	157,522	11,864	114,222	36,911	38,376	-	37,452	3,835
1.75%	10,242,440	2,483,119	8,421,742	1,546,104	2,108,815	-	542,428	155,501
1.80%	275,760	256,709	395,060	138,689	257,208	-	61,201	15,661
1.85%	958,908	349,773	792,830	80,054	361,629	-	28,391	32,264
1.90%	354,549	42,964	158,476	38,430	81,631	-	3,895	2,214
1.95%	2,240,879	416,862	1,489,967	247,033	369,471	-	65,014	34,160
2.00%	554,983	435,617	746,207	321,970	261,066	-	108,028	12,625
2.05%	317,342	53,931	219,592	103,610	49,414	-	22,374	4,643
2.10%	554,010	292,374	417,466	95,692	124,678	-	33,421	7,666
2.15%	425,218	61,726	265,196	327,661	82,844	-	101,074	5,592
2.20%	602,923	210,592	641,720	84,464	165,763	-	22,086	15,043
2.25%	56,825	26,672	54,902	41,972	60,145	-	81,261	1,810
2.30%	361,869	107,244	275,451	107,934	118,855	-	6,129	12,145
2.35%	459,247	91,802	167,922	236,217	72,540	-	288,834	7,748
2.40%	114,782	18,918	57,054	52,062	30,381	-	30,869	473
2.45%	135,955	32,121	56,586	19,313	32,859	-	21,320	202
2.50%	226,025	72,279	130,787	38,111	143,629	-	5,374	3,496
2.55%	154,168	19,368	54,308	2,140	4,813	-	17,480	99
2.60%	734	11,719	11,634	6,022	23,710	-	8,009	540
2.65%	11,570	5,053	13,081	8,170	12,350	-	405	193
2.70%	14,324	5,027	26,074	3,777	40,346	-	5,119	1,841
2.75%	-	21,485	20,416	-	6,382	-	2,028	-
2.80%	173	6,049	169	1,802	791	-	1,422	-
2.85%	8,420	5,100	12,841	-	9,915	-	285	-
2.90%	-	-	-	2,788	4,489	-	1,405	-
2.95%	3,970	-	5,425	-	25,551	-	317	-
3.00%	1,263	-	-	-	-	-	-	-
3.05%	-	3,268	5,630	3,181	-	-	286	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	68	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	1,498	-	-	-	-	-

	$ 35,515,441	$ 10,286,590	$ 31,975,215	$5,984,276	$ 9,993,367	$ 41,201	$2,212,006	$ 726,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2

0.40%	$-	$-	$ 136	$-	$ 83	$-	$-	$ 1,330
0.65%	-	1,169	2,191	-	393	30	-	2,934
0.75%	-	2,194	8,920	-	671	368	1,107	12,229
0.80%	23,781	-	3,722	5,138	-	202	4,562	101
0.85%	-	7,090	12,634	-	122	1,968	1,872	32,402
0.95%	-	1,996	13,483	-	-	551	940	-
1.05%	-	3,124	12,104	-	4	1,230	1,841	771
1.10%	-	29,915	52,423	-	1,056	26,984	9,603	244,364
1.15%	-	269,194	635,074	-	18,023	39,450	265,992	689,079
1.20%	-	3,691	5,337	-	18	106	8,717	344
1.25%	-	18,942	62,697	-	1,139	1,673	46,883	68,954
1.30%	1,196,157	18,712	1,066,509	331,150	63,894	41,381	107,565	3,117,179
1.35%	-	60,458	158,686	-	3,868	6,633	76,473	132,504
1.40%	422,250	33,433	485,200	109,641	8,742	5,963	75,819	20,954
1.45%	-	28,383	97,126	-	2,129	7,129	36,543	17,242
1.50%	-	38,955	108,961	-	15,247	9,817	155,888	700,673
1.55%	-	287,318	535,763	-	11,752	25,777	210,417	304,432
1.60%	-	7,526	66,190	-	3,694	2,155	52,527	31,373
1.65%	-	75,697	141,274	-	5,682	7,172	207,992	108,175
1.70%	-	44,404	67,481	-	1,026	1,318	61,148	11,479
1.75%	-	749,667	1,080,168	-	79,917	38,467	905,666	1,603,750
1.80%	-	67,330	132,915	-	1,236	5,736	66,459	71,768
1.85%	-	26,826	67,430	-	15,545	6,715	75,937	181,835
1.90%	-	7,759	18,396	-	1,661	870	63,269	79,479
1.95%	-	82,769	170,234	-	12,376	9,026	254,082	340,713
2.00%	-	128,737	209,210	-	5,981	12,441	164,679	137,890
2.05%	-	25,793	36,970	-	3,031	2,495	185,609	81,657
2.10%	-	43,708	58,826	-	4,887	1,819	161,813	78,231
2.15%	-	163,023	185,954	-	2,319	994	382,587	123,922
2.20%	-	27,288	70,200	-	2,632	4,969	38,234	193,010
2.25%	-	61,702	97,795	-	1,555	1,335	179,090	73,348
2.30%	-	9,101	25,535	-	6,108	2,030	110,931	87,776
2.35%	-	270,529	408,998	-	3,390	7,142	341,527	300,377
2.40%	-	49,223	60,686	-	-	90	54,397	20,215
2.45%	-	18,046	25,534	-	22	1,335	28,738	14,342
2.50%	-	4,911	24,475	-	333	993	45,981	183,570
2.55%	-	19,200	27,168	-	6,374	74	70,328	12,344
2.60%	-	9,397	14,582	-	-	87	14,984	29,214
2.65%	-	581	6,479	-	23	-	6,234	6,740
2.70%	-	7,743	9,580	-	-	-	7,532	20,797
2.75%	-	2,092	6,830	-	-	149	624	2,200
2.80%	-	1,284	2,070	-	592	-	16,829	2,529
2.85%	-	385	386	-	-	-	2,670	5,120
2.90%	-	1,845	2,136	-	-	-	3,282	10,654
2.95%	-	584	708	-	-	-	38	4,523
3.00%	-	-	-	-	-	-	8,964	-
3.05%	-	242	318	-	-	-	6,323	8,391
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	42	-	-	-	-	239
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,642,188	$2,712,009	$ 6,279,536	$445,929	$ 285,525	$276,674	$4,522,696	$ 9,171,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3

0.40%	$ 1,108	$ -	$ 2,622	$ -	$ 2,844	$260	$ 1,024	$ -
0.65%	18,035	3,943	20,376	2,637	8,909	103	1,363	-
0.75%	42,755	22,129	43,460	7,036	13,331	1,634	22,083	-
0.80%	144	250	5,045	9,315	2,310	2,182	11,289	1,354
0.85%	52,844	12,704	38,841	6,449	21,840	4,566	11,024	-
0.95%	-	705	7,186	7,499	3,959	1,424	7,122	-
1.05%	-	1,639	6,436	11,082	877	2,093	3,339	-
1.10%	307,690	206,750	853,319	199,142	228,315	6,393	64,535	-
1.15%	1,507,751	940,610	4,734,587	2,618,337	1,376,669	152,192	1,068,647	-
1.20%	1,594	10,944	24,909	44,624	4,875	1,567	9,336	-
1.25%	56,611	68,229	405,159	219,742	142,184	22,832	121,769	-
1.30%	4,604,411	1,853,304	4,701,066	310,761	1,663,618	417,019	2,083,733	307,554
1.35%	318,015	164,383	933,214	554,208	305,754	46,141	239,922	-
1.40%	8,349	151,265	845,012	343,885	206,581	110,953	910,444	144,448
1.45%	131,543	116,046	376,496	243,539	190,025	47,301	143,113	-
1.50%	985,245	482,711	1,310,020	327,755	411,756	41,689	341,523	-
1.55%	691,247	676,385	3,035,161	2,146,960	874,938	125,438	899,142	-
1.60%	26,884	77,461	314,104	107,196	103,682	28,154	179,853	-
1.65%	245,906	184,452	964,182	723,719	309,237	24,579	202,312	-
1.70%	32,292	22,045	287,571	226,274	67,953	13,326	60,753	-
1.75%	4,670,174	2,001,252	9,319,325	5,641,377	2,360,154	186,427	1,388,339	-
1.80%	93,196	288,022	673,755	374,299	233,906	34,549	263,600	-
1.85%	537,184	301,770	682,667	259,778	211,031	32,474	217,587	-
1.90%	11,866	47,561	355,274	280,083	153,580	5,841	39,883	-
1.95%	991,423	214,932	1,380,988	976,135	335,707	44,997	238,707	-
2.00%	173,862	417,791	1,074,450	649,054	409,285	24,667	252,198	-
2.05%	75,633	53,013	431,555	359,437	98,689	15,691	93,405	-
2.10%	228,109	107,662	521,472	401,596	119,038	24,835	107,941	-
2.15%	107,780	90,311	1,417,483	1,478,802	300,820	13,095	88,790	-
2.20%	249,884	232,708	366,474	181,994	177,412	25,853	171,752	-
2.25%	13,131	26,228	530,524	193,827	441,632	8,244	59,126	-
2.30%	84,792	90,780	282,413	236,522	98,157	8,796	62,246	-
2.35%	64,798	83,220	1,736,713	884,062	1,121,954	16,222	161,325	-
2.40%	12,008	19,041	323,766	232,486	207,003	4,785	27,984	-
2.45%	26,719	14,775	102,946	62,814	56,641	3,642	37,218	-
2.50%	21,593	55,487	684,537	131,994	446,047	6,910	51,834	-
2.55%	24,531	28,163	126,555	94,446	83,720	3,834	18,794	-
2.60%	-	16,446	55,448	37,840	15,751	116	9,086	-
2.65%	420	8,797	11,216	11,582	4,468	866	2,820	-
2.70%	-	3,155	63,590	34,446	30,852	54	3,520	-
2.75%	-	10,267	14,408	6,882	3,804	380	4,287	-
2.80%	-	8,498	6,636	9,920	4,179	1,244	986	-
2.85%	-	-	13,082	8,264	6,382	-	938	-
2.90%	-	-	12,202	16,374	6,756	-	684	-
2.95%	-	-	6,485	2,627	9,157	23	225	-
3.00%	3,621	-	3,099	32,634	16,520	-	-	-
3.05%	-	-	928	2,320	1,080	274	296	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	864	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	2,746	-	-	24	-
3.40%	-	-	-	-	-	-	-	-

	$ 16,423,148	$ 9,115,834	$ 39,107,621	$ 20,714,501	$ 12,893,382	$1,513,665	$ 9,685,921	$ 453,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$21	$-	$-	$121	$-	$76	$-	$49
0.65%	1,208	-	-	171	-	742	-	244
0.75%	3,307	-	-	2,419	-	4,084	-	3,687
0.80%	-	-	148	-	1,207	-	338	32
0.85%	6,272	-	-	642	-	3,005	-	292
0.95%	598	185	-	2,314	-	2,766	-	912
1.05%	1,697	-	-	1,277	-	2,368	-	28
1.10%	31,285	-	-	20,786	-	17,102	-	9,442
1.15%	269,351	1,326	-	125,334	-	200,734	-	75,010
1.20%	3,892	-	-	1,165	-	3,502	-	1,420
1.25%	20,310	298	-	7,845	-	30,790	-	18,131
1.30%	53,640	-	47,664	75,006	105,241	46,328	31,057	69,537
1.35%	64,673	-	-	24,347	-	50,268	-	18,218
1.40%	32,089	182	22,249	5,326	26,918	19,324	11,470	7,443
1.45%	39,365	143	-	12,447	-	31,164	-	10,960
1.50%	51,957	782	-	34,721	-	64,058	-	50,594
1.55%	283,598	1,837	-	94,830	-	232,273	-	90,451
1.60%	9,045	202	-	6,440	-	21,077	-	13,143
1.65%	75,702	-	-	20,305	-	56,014	-	15,645
1.70%	42,369	66	-	13,251	-	31,099	-	17,819
1.75%	781,494	80	-	211,275	-	406,678	-	105,645
1.80%	66,544	496	-	15,865	-	57,944	-	32,364
1.85%	38,522	431	-	20,018	-	34,552	-	18,759
1.90%	6,808	-	-	9,942	-	8,849	-	1,746
1.95%	96,736	182	-	44,830	-	63,137	-	28,769
2.00%	134,888	-	-	24,101	-	91,016	-	24,433
2.05%	25,690	1,538	-	11,622	-	22,119	-	18,137
2.10%	47,314	259	-	14,808	-	35,372	-	16,222
2.15%	170,792	-	-	9,389	-	85,918	-	7,626
2.20%	31,407	-	-	15,312	-	35,243	-	7,660
2.25%	53,489	-	-	5,098	-	32,588	-	3,704
2.30%	10,081	-	-	14,819	-	12,492	-	20,408
2.35%	247,782	-	-	21,151	-	123,701	-	5,077
2.40%	51,475	-	-	2,604	-	28,644	-	3,270
2.45%	19,235	-	-	4,563	-	10,986	-	15,915
2.50%	4,896	-	-	13,268	-	5,557	-	10,699
2.55%	20,639	-	-	1,465	-	9,262	-	493
2.60%	6,579	-	-	1,619	-	3,665	-	644
2.65%	1,056	-	-	1,523	-	375	-	4,902
2.70%	7,434	-	-	433	-	2,955	-	202
2.75%	1,921	-	-	538	-	873	-	28
2.80%	1,460	-	-	1,254	-	3,600	-	37
2.85%	361	-	-	-	-	130	-	-
2.90%	1,900	-	-	405	-	841	-	-
2.95%	625	-	-	-	-	272	-	20
3.00%	-	-	-	-	-	-	-	-
3.05%	220	-	-	-	-	100	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	59	-	-	-	-	21	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	41	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,819,786	$8,007	$70,061	$894,690	$133,366	$1,893,664	$42,865	$729,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$-	$22	$23	$-	$4	$-	$42	$-
0.65%	-	613	1,002	-	12	-	72	-
0.75%	-	1,743	3,653	-	87	-	1,650	-
0.80%	6,219	-	1,366	725	-	1,947	-	5,512
0.85%	-	3,696	4,147	-	115	-	431	-
0.95%	-	4,103	43	-	192	-	1,477	-
1.05%	-	1,371	16	-	-	-	211	-
1.10%	-	26,467	26,524	-	1,806	-	1,818	-
1.15%	-	225,965	178,639	-	34,961	-	55,105	-
1.20%	-	2,730	2,274	-	-	-	183	-
1.25%	-	26,580	14,858	-	6,656	-	18,582	-
1.30%	1,999,052	59,220	1,576,183	66,138	16,527	311,492	17,988	661,112
1.35%	-	60,967	45,419	-	6,825	-	16,194	-
1.40%	408,639	21,552	484,132	15,876	2,678	119,337	3,556	307,175
1.45%	-	32,651	22,160	-	9,425	-	19,929	-
1.50%	-	52,239	33,966	-	14,344	-	16,109	-
1.55%	-	228,899	192,530	-	40,673	-	44,937	-
1.60%	-	13,661	9,748	-	9,153	-	11,110	-
1.65%	-	70,065	52,479	-	7,674	-	11,891	-
1.70%	-	35,518	27,848	-	5,755	-	5,198	-
1.75%	-	504,705	513,999	-	43,584	-	40,138	-
1.80%	-	53,997	44,649	-	8,923	-	12,132	-
1.85%	-	34,891	19,195	-	15,447	-	9,622	-
1.90%	-	11,644	4,859	-	2,176	-	1,802	-
1.95%	-	73,063	64,520	-	12,594	-	9,798	-
2.00%	-	89,328	90,590	-	18,309	-	10,468	-
2.05%	-	26,688	18,752	-	9,797	-	3,142	-
2.10%	-	35,263	34,334	-	12,038	-	6,248	-
2.15%	-	103,222	115,556	-	3,830	-	2,497	-
2.20%	-	24,768	22,250	-	16,275	-	3,978	-
2.25%	-	34,050	40,973	-	1,348	-	1,127	-
2.30%	-	18,445	8,227	-	2,343	-	3,213	-
2.35%	-	157,098	182,768	-	5,474	-	2,700	-
2.40%	-	33,273	34,169	-	659	-	512	-
2.45%	-	23,187	12,351	-	945	-	802	-
2.50%	-	8,814	7,929	-	2,618	-	1,229	-
2.55%	-	10,643	14,832	-	342	-	129	-
2.60%	-	8,149	5,176	-	219	-	211	-
2.65%	-	3,333	319	-	299	-	10	-
2.70%	-	4,047	5,124	-	-	-	304	-
2.75%	-	1,750	1,174	-	-	-	-	-
2.80%	-	1,073	785	-	10,553	-	84	-
2.85%	-	175	232	-	-	-	-	-
2.90%	-	1,015	1,329	-	-	-	26	-
2.95%	-	330	440	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	113	161	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	27	38	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,413,910	$2,131,153	$3,921,741	$82,739	$324,660	$432,776	$336,655	$973,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1

0.40%	$11	$ 409	$171	$-	$ 1	$ 302	$ -	$-
0.65%	4	357	129	-	302	1,519	332	-
0.75%	417	5,573	4,147	-	965	4,360	2,681	-
0.80%	-	300	109	10,386	-	-	51	5,468
0.85%	1,288	2,928	1,588	-	1,027	7,529	1,998	-
0.95%	4,310	5,322	1,125	-	3,434	-	43	-
1.05%	2,423	3,545	654	-	4,697	10	622	-
1.10%	7,558	26,508	26,854	-	28,599	53,861	29,079	-
1.15%	120,147	224,132	137,130	-	578,331	363,827	197,934	-
1.20%	479	601	747	-	6,580	3,724	1,845	-
1.25%	28,427	30,237	5,917	-	146,450	22,184	27,801	-
1.30%	26,950	416,384	99,708	3,214,338	61,995	303,383	217,719	614,051
1.35%	56,070	67,419	25,478	-	247,688	78,635	43,270	-
1.40%	7,710	62,587	22,385	1,355,578	46,870	36,031	28,536	275,386
1.45%	28,368	58,007	22,212	-	122,586	35,390	22,993	-
1.50%	33,498	127,976	58,749	-	146,348	113,337	114,971	-
1.55%	79,898	210,840	109,261	-	577,574	334,322	210,888	-
1.60%	9,790	28,239	29,606	-	57,433	12,571	27,490	-
1.65%	19,209	49,552	20,738	-	135,029	96,483	46,294	-
1.70%	19,330	12,691	16,362	-	63,857	44,359	43,140	-
1.75%	77,185	459,575	252,772	-	479,937	1,037,554	497,775	-
1.80%	14,410	50,814	29,286	-	171,709	79,109	55,242	-
1.85%	9,348	81,146	29,578	-	116,991	68,166	54,402	-
1.90%	8,742	19,085	12,830	-	24,270	8,017	7,680	-
1.95%	13,224	112,458	39,650	-	100,145	170,377	78,843	-
2.00%	13,433	62,795	30,729	-	110,396	155,039	78,299	-
2.05%	2,364	35,439	12,900	-	42,503	31,636	17,279	-
2.10%	6,270	36,270	28,383	-	67,936	71,119	27,590	-
2.15%	6,782	18,526	17,956	-	102,991	179,301	69,121	-
2.20%	5,887	42,377	21,219	-	52,780	57,030	45,333	-
2.25%	1,561	19,704	17,337	-	24,725	55,069	12,992	-
2.30%	7,019	34,505	12,905	-	32,569	20,554	17,272	-
2.35%	3,203	79,953	44,861	-	53,318	260,125	73,316	-
2.40%	730	5,899	11,736	-	30,319	53,371	20,018	-
2.45%	212	21,203	9,250	-	7,947	24,150	8,818	-
2.50%	1,112	46,443	55,786	-	14,739	6,439	14,692	-
2.55%	1,246	7,354	5,638	-	3,452	20,667	7,225	-
2.60%	160	5,861	8,133	-	5,458	6,730	2,042	-
2.65%	31	2,119	3,262	-	1,759	1,225	1,447	-
2.70%	93	744	2,542	-	836	7,967	3,080	-
2.75%	-	592	2,642	-	146	1,845	786	-
2.80%	243	2,249	684	-	1,037	1,217	601	-
2.85%	353	1,787	707	-	161	373	120	-
2.90%	178	-	598	-	-	1,943	532	-
2.95%	182	290	255	-	203	662	314	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	220	39	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	59	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	58	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$619,855	$ 2,480,795	$1,234,767	$4,580,302	$ 3,676,093	$ 3,831,791	$ 2,112,566	$894,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVRE2	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB

0.40%	$-	$-	$-	$-	$361	$-	$100	$-
0.65%	66	-	-	-	-	-	451	-
0.75%	1,493	-	-	-	-	-	1,252	-
0.80%	-	-	-	-	-	-	207	1,473
0.85%	4,264	-	-	-	-	-	755	-
0.95%	6,361	-	-	-	-	2,201	1,265	-
1.05%	1,821	-	-	-	-	1,846	1,262	-
1.10%	6,151	-	-	-	-	504	13,146	-
1.15%	219,543	-	-	-	-	11,818	68,022	-
1.20%	513	-	-	-	-	652	609	-
1.25%	31,432	-	-	-	-	12,927	13,407	-
1.30%	29,344	-	-	-	-	1,916	155,777	330,703
1.35%	50,497	-	-	-	-	93	22,857	-
1.40%	10,270	-	-	-	-	254	16,991	134,482
1.45%	39,776	-	-	-	-	6,492	9,934	-
1.50%	64,851	34	67	34	-	9,872	57,217	-
1.55%	184,686	-	-	-	-	13,274	70,995	-
1.60%	34,052	-	-	-	-	2,520	12,842	-
1.65%	27,159	5	-	-	-	356	32,301	-
1.70%	14,617	-	-	-	-	2,962	14,328	-
1.75%	103,208	106	2	3	-	7,057	150,823	-
1.80%	46,609	-	-	-	-	9,855	27,079	-
1.85%	21,337	-	-	-	-	1,037	31,365	-
1.90%	8,340	-	-	-	-	1,960	2,840	-
1.95%	29,438	-	-	-	-	1,081	48,138	-
2.00%	28,037	-	-	-	-	-	28,018	-
2.05%	7,758	-	-	-	-	3,187	6,271	-
2.10%	25,144	-	-	-	-	853	19,455	-
2.15%	7,082	-	-	-	-	1,734	10,096	-
2.20%	24,303	-	-	-	-	333	21,128	-
2.25%	3,185	-	-	-	-	414	4,247	-
2.30%	8,614	-	-	-	-	328	14,511	-
2.35%	2,930	-	-	-	-	-	14,545	-
2.40%	1,262	-	-	-	-	-	1,981	-
2.45%	1,419	-	-	-	-	-	5,543	-
2.50%	3	-	-	-	-	-	10,344	-
2.55%	1,938	-	-	-	-	-	2,174	-
2.60%	-	-	-	-	-	-	619	-
2.65%	247	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	459	-
2.75%	71	-	-	-	-	-	610	-
2.80%	1,929	-	-	-	-	-	72	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,049,750	$145	$69	$37	$361	$95,526	$894,036	$466,658

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.40%	$-	$-	$-	$653	$-	$-	$-	$344
0.65%	-	-	-	1,319	-	-	-	203
0.75%	-	-	-	10,147	-	-	-	3,501
0.80%	-	491	-	1,466	-	-	1,183	-
0.85%	-	-	-	13,820	-	-	-	2,387
0.95%	-	-	3,227	15,056	-	-	-	1,287
1.05%	-	-	3,911	7,807	-	-	-	1,487
1.10%	-	-	-	41,786	-	-	-	21,949
1.15%	-	-	11,367	417,001	-	-	-	120,230
1.20%	-	-	-	2,208	-	-	-	393
1.25%	-	-	6,376	90,001	-	-	-	17,384
1.30%	1,066	145,020	-	724,400	85	2	74,169	141,913
1.35%	-	-	381	104,005	-	-	-	39,477
1.40%	83	50,920	2,570	140,025	100	-	20,586	10,262
1.45%	-	-	2,175	67,987	-	-	-	18,642
1.50%	-	-	2,340	168,996	-	-	-	50,068
1.55%	-	-	15,787	407,389	-	-	-	121,781
1.60%	-	-	430	74,650	-	-	-	18,011
1.65%	-	-	133	138,585	-	-	-	29,401
1.70%	-	-	75	28,990	-	-	-	8,193
1.75%	-	-	2,759	734,946	-	-	-	253,991
1.80%	-	-	2,394	136,095	-	-	-	31,111
1.85%	-	-	3,722	118,288	-	-	-	37,725
1.90%	-	-	1,750	12,766	-	-	-	6,058
1.95%	-	-	91	204,525	-	-	-	67,980
2.00%	-	-	-	77,413	-	-	-	24,072
2.05%	-	-	1,526	42,826	-	-	-	8,124
2.10%	-	-	139	80,138	-	-	-	21,825
2.15%	-	-	53	30,330	-	-	-	19,433
2.20%	-	-	340	90,965	-	-	-	21,365
2.25%	-	-	-	23,053	-	-	-	3,646
2.30%	-	-	-	41,860	-	-	-	11,244
2.35%	-	-	-	51,930	-	-	-	17,495
2.40%	-	-	84	14,266	-	-	-	4,939
2.45%	-	-	-	21,014	-	-	-	4,089
2.50%	-	-	-	41,295	-	-	-	22,018
2.55%	-	-	-	6,657	-	-	-	1,757
2.60%	-	-	-	7,123	-	-	-	1,873
2.65%	-	-	-	110	-	-	-	1,419
2.70%	-	-	-	1,679	-	-	-	2,371
2.75%	-	-	-	1,906	-	-	-	-
2.80%	-	-	-	330	-	-	-	303
2.85%	-	-	-	593	-	-	-	592
2.90%	-	-	-	71	-	-	-	-
2.95%	-	-	-	503	-	-	-	230
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	273	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	85	-	-	-	50
3.40%	-	-	-	-	-	-	-	-

	$1,149	$196,431	$61,630	$4,197,331	$185	$2	$95,938	$1,170,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVU2	ACVVS1	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S

0.40%	$-	$-	$232	$-	$304	$-	$-	$-
0.65%	-	-	161	-	344	-	-	-
0.75%	-	-	2,984	-	3,911	-	-	-
0.80%	-	-	569	2,992	-	-	407	-
0.85%	-	-	5,217	-	4,765	-	-	-
0.95%	-	-	2,728	-	4,794	308	-	141
1.05%	-	-	5,557	-	6,638	24	-	-
1.10%	-	-	8,615	-	11,391	-	-	-
1.15%	-	-	137,910	-	162,881	6,822	-	3,792
1.20%	-	-	1,092	-	-	-	-	10
1.25%	-	-	15,748	-	18,623	1,244	-	2,551
1.30%	-	67	188,133	366,453	226,752	-	125,576	-
1.35%	-	-	38,591	-	49,306	-	-	-
1.40%	-	-	40,798	122,881	9,598	173	50,602	180
1.45%	-	-	35,427	-	41,742	12	-	595
1.50%	-	-	64,955	-	96,408	339	-	1,105
1.55%	29	-	121,773	-	118,675	6,949	-	6,707
1.60%	-	-	17,175	-	27,846	-	-	1,396
1.65%	-	-	20,907	-	45,087	-	-	154
1.70%	-	-	9,988	-	19,108	540	-	463
1.75%	-	-	224,876	-	273,592	2,280	-	348
1.80%	-	-	56,514	-	33,590	1,288	-	604
1.85%	-	-	25,262	-	62,447	113	-	1,564
1.90%	-	-	6,269	-	14,932	-	-	579
1.95%	-	-	43,644	-	82,064	556	-	308
2.00%	-	-	43,302	-	43,793	5	-	-
2.05%	-	-	11,340	-	24,589	39	-	1,709
2.10%	-	-	18,848	-	40,111	202	-	-
2.15%	-	-	32,803	-	13,658	-	-	-
2.20%	-	-	19,590	-	25,850	-	-	-
2.25%	-	-	4,610	-	3,518	97	-	283
2.30%	-	-	6,666	-	25,287	-	-	-
2.35%	-	-	34,861	-	19,144	-	-	-
2.40%	-	-	9,119	-	1,969	-	-	38
2.45%	-	-	3,749	-	6,810	-	-	-
2.50%	-	-	4,351	-	11,313	-	-	-
2.55%	-	-	7,782	-	10,512	-	-	-
2.60%	-	-	2,038	-	3,423	-	-	-
2.65%	-	-	861	-	1,310	-	-	-
2.70%	-	-	1,124	-	632	-	-	-
2.75%	-	-	278	-	1,152	-	-	-
2.80%	-	-	990	-	2,606	-	-	-
2.85%	-	-	66	-	-	-	-	-
2.90%	-	-	251	-	-	-	-	-
2.95%	-	-	79	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	25	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	10	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$29	$67	$1,277,868	$492,326	$1,550,475	$20,991	$176,585	$22,527

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2

0.40%	$-	$ -	$-	$-	$-	$-	$ -	$ 376
0.65%	-	-	-	-	-	-	66	353
0.75%	-	-	-	-	-	-	2,373	1,307
0.80%	151	-	5,248	-	1,516	1,039	1,633	-
0.85%	-	-	-	-	-	-	6,663	1,779
0.95%	-	2,736	-	-	-	-	1,530	545
1.05%	-	1,665	-	-	-	-	3,134	808
1.10%	-	2,081	-	283	-	-	8,176	33,811
1.15%	-	93,097	-	23,902	-	-	151,451	369,908
1.20%	-	6,610	-	5,404	-	-	709	3,475
1.25%	-	36,814	-	11,303	-	-	13,602	65,710
1.30%	102,434	294	3,148,170	-	447,940	1,558,296	210,003	265,471
1.35%	-	33,559	-	8,843	-	-	46,613	94,849
1.40%	47,510	8,140	1,321,584	3,839	259,992	341,600	51,727	15,653
1.45%	-	21,708	-	2,401	-	-	26,158	60,852
1.50%	-	26,206	-	5,090	-	-	32,915	130,687
1.55%	-	92,515	-	23,771	-	-	157,392	284,409
1.60%	-	7,752	-	2,616	-	-	17,516	55,220
1.65%	-	28,397	-	6,265	-	-	30,901	62,758
1.70%	-	23,539	-	886	-	-	8,032	26,350
1.75%	-	79,794	-	13,513	-	-	124,271	486,967
1.80%	-	56,090	-	5,527	-	-	31,534	85,397
1.85%	-	8,977	-	3,180	-	-	22,413	79,425
1.90%	-	3,993	-	2,053	-	-	2,318	16,454
1.95%	-	8,509	-	4,970	-	-	35,663	115,622
2.00%	-	18,457	-	2,197	-	-	30,404	86,194
2.05%	-	5,830	-	2,038	-	-	9,769	36,750
2.10%	-	8,143	-	879	-	-	112,732	38,611
2.15%	-	13,560	-	4,138	-	-	13,407	48,016
2.20%	-	8,407	-	790	-	-	56,686	47,824
2.25%	-	3,872	-	1,150	-	-	914	14,316
2.30%	-	7,284	-	365	-	-	8,582	25,161
2.35%	-	7,036	-	687	-	-	1,516	47,285
2.40%	-	3,386	-	504	-	-	2,018	4,965
2.45%	-	723	-	109	-	-	3,226	9,860
2.50%	-	131	-	116	-	-	410	13,826
2.55%	-	3	-	43	-	-	1	1,677
2.60%	-	5,366	-	515	-	-	-	808
2.65%	-	-	-	221	-	-	568	182
2.70%	-	-	-	-	-	-	-	2,603
2.75%	-	-	-	-	-	-	15	317
2.80%	-	-	-	-	-	-	1,205	616
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	70
2.95%	-	-	-	-	-	-	-	474
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	59
3.40%	-	-	-	-	-	-	-	-

	$150,095	$ 624,674	$4,475,002	$137,598	$709,448	$1,900,935	$ 1,228,246	$ 2,637,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$502
0.65%	-	-	-	-	-	-	-	203
0.75%	-	-	-	-	-	-	-	1,784
0.80%	508	-	313	-	1,240	-	8,035	-
0.85%	-	-	-	-	-	-	-	4,094
0.95%	-	-	-	-	-	-	-	288
1.05%	-	-	-	-	-	-	-	2,467
1.10%	-	66,888	-	182,370	-	1,215	-	15,853
1.15%	-	226,122	-	799,201	-	30,139	-	166,570
1.20%	-	1,047	-	2,701	-	79	-	5,497
1.25%	-	14,369	-	41,619	-	16,198	-	27,588
1.30%	51,639	331,937	120,923	1,347,488	92,264	9,419	3,618,967	180,919
1.35%	-	57,183	-	169,260	-	31,109	-	46,603
1.40%	21,327	18,869	9,569	19,658	9,617	41	892,006	8,844
1.45%	-	52,086	-	92,278	-	9,908	-	32,907
1.50%	-	86,040	-	280,945	-	27,220	-	86,507
1.55%	-	142,452	-	476,694	-	44,627	-	165,759
1.60%	-	20,559	-	24,337	-	3,270	-	22,228
1.65%	-	39,594	-	95,925	-	9,025	-	43,216
1.70%	-	13,847	-	12,779	-	12,352	-	22,229
1.75%	-	431,157	-	1,397,603	-	105,819	-	251,046
1.80%	-	25,183	-	43,220	-	8,698	-	49,229
1.85%	-	40,178	-	159,999	-	7,831	-	81,415
1.90%	-	5,569	-	10,515	-	4,346	-	9,760
1.95%	-	63,042	-	242,936	-	19,576	-	68,772
2.00%	-	70,305	-	155,413	-	7,384	-	52,394
2.05%	-	12,163	-	36,356	-	9,446	-	22,657
2.10%	-	50,246	-	52,805	-	5,507	-	30,642
2.15%	-	51,769	-	110,909	-	41,357	-	20,536
2.20%	-	37,487	-	105,131	-	3,705	-	61,960
2.25%	-	14,105	-	4,504	-	915	-	5,636
2.30%	-	9,259	-	37,039	-	20,575	-	15,082
2.35%	-	13,690	-	51,461	-	13,785	-	10,722
2.40%	-	4,811	-	17,862	-	6,112	-	6,368
2.45%	-	4,787	-	10,199	-	3,223	-	10,122
2.50%	-	6,349	-	10,145	-	771	-	6,683
2.55%	-	7,903	-	10,694	-	203	-	6,205
2.60%	-	5,508	-	110	-	413	-	932
2.65%	-	5	-	-	-	-	-	1,558
2.70%	-	-	-	-	-	-	-	1,194
2.75%	-	-	-	31	-	-	-	236
2.80%	-	-	-	-	-	-	-	785
2.85%	-	-	-	83	-	-	-	590
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	3,058	-	-	-	129
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$73,474	$1,924,509	$130,805	$6,005,328	$103,121	$454,268	$4,519,008	$1,548,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.40%	$-	$-	$478	$-	$578	$-	$-	$-
0.65%	-	-	2,331	-	265	-	-	-
0.75%	-	-	16,058	-	2,330	-	-	-
0.80%	686	3,052	-	2,877	-	419	1,020	-
0.85%	-	-	22,130	-	6,190	-	-	-
0.95%	-	-	3,400	-	2,214	-	-	-
1.05%	-	-	4,602	-	5,538	-	-	-
1.10%	-	-	88,117	-	44,790	-	-	84
1.15%	-	-	793,803	-	542,801	-	-	9,508
1.20%	-	-	6,110	-	2,882	-	-	-
1.25%	-	-	75,277	-	68,854	-	-	7,082
1.30%	214,673	242,829	383,252	253,495	303,581	544,114	260,437	238
1.35%	-	-	181,733	-	185,316	-	-	-
1.40%	102,158	115,786	75,778	63,724	25,293	131,773	53,264	1,439
1.45%	-	-	125,616	-	77,751	-	-	911
1.50%	-	-	194,343	-	168,529	-	-	2,380
1.55%	-	-	639,558	-	421,378	-	-	3,765
1.60%	-	-	67,922	-	62,254	-	-	559
1.65%	-	-	191,716	-	134,069	-	-	-
1.70%	-	-	93,607	-	43,791	-	-	3,683
1.75%	-	-	1,606,786	-	693,635	-	-	480
1.80%	-	-	164,405	-	120,735	-	-	937
1.85%	-	-	151,772	-	104,596	-	-	561
1.90%	-	-	28,664	-	23,492	-	-	422
1.95%	-	-	235,387	-	150,315	-	-	593
2.00%	-	-	263,394	-	113,332	-	-	18
2.05%	-	-	73,441	-	64,247	-	-	176
2.10%	-	-	88,271	-	68,585	-	-	5
2.15%	-	-	231,209	-	78,159	-	-	-
2.20%	-	-	87,806	-	59,426	-	-	162
2.25%	-	-	130,917	-	24,447	-	-	32
2.30%	-	-	40,789	-	46,600	-	-	-
2.35%	-	-	481,298	-	81,163	-	-	-
2.40%	-	-	79,403	-	25,170	-	-	-
2.45%	-	-	39,773	-	10,609	-	-	-
2.50%	-	-	44,289	-	29,897	-	-	-
2.55%	-	-	36,342	-	7,806	-	-	-
2.60%	-	-	16,638	-	13,015	-	-	-
2.65%	-	-	4,560	-	2,692	-	-	-
2.70%	-	-	10,538	-	1,481	-	-	-
2.75%	-	-	5,378	-	38	-	-	-
2.80%	-	-	3,642	-	13,694	-	-	-
2.85%	-	-	461	-	364	-	-	-
2.90%	-	-	3,979	-	537	-	-	-
2.95%	-	-	784	-	351	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	401	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	43	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	58	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$317,517	$361,667	$6,796,201	$320,096	$3,832,848	$676,306	$314,721	$33,035

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.40%	$188	$-	$-	$-	$140	$-	$-	$-
0.65%	78	-	110	-	625	-	-	-
0.75%	1,030	-	2,884	-	2,091	-	-	-
0.80%	-	300	897	-	398	399	-	243
0.85%	1,657	-	2,323	-	4,132	-	-	-
0.95%	300	-	1,246	3,325	5,225	350	339	1,632
1.05%	779	-	796	2,039	3,010	1,381	36	1,394
1.10%	12,524	-	22,437	2,142	26,245	3,231	221	16,854
1.15%	130,771	-	241,519	133,761	238,522	49,221	8,120	152,327
1.20%	987	-	1,676	3,491	10,664	294	199	1,235
1.25%	11,750	-	41,999	49,469	33,078	5,514	5,374	17,823
1.30%	84,727	63,492	204,075	2,063	173,342	48,808	-	37,996
1.35%	29,790	-	130,177	47,348	79,360	18,095	-	44,990
1.40%	3,587	19,694	123,754	16,668	45,564	17,078	2,628	13,470
1.45%	25,880	-	52,224	28,856	45,579	19,511	2,597	32,540
1.50%	40,715	-	126,191	35,113	67,059	14,791	3,593	39,761
1.55%	96,358	-	253,285	163,671	235,469	72,845	7,701	162,837
1.60%	8,950	-	97,341	17,811	26,678	3,893	6,172	14,064
1.65%	22,650	-	83,213	36,625	59,840	32,150	19	24,531
1.70%	20,540	-	22,775	14,408	30,965	2,935	1,939	24,820
1.75%	165,027	-	348,789	81,996	457,469	46,888	885	206,687
1.80%	33,286	-	96,066	65,065	59,660	17,331	3,498	35,601
1.85%	36,212	-	38,101	17,150	39,228	5,863	1,180	20,648
1.90%	7,343	-	3,451	11,017	7,267	2,439	1,591	12,315
1.95%	39,152	-	63,822	21,975	75,079	13,273	799	32,792
2.00%	21,251	-	77,126	37,309	94,303	9,052	14	35,202
2.05%	4,825	-	17,745	20,389	22,397	1,436	732	6,601
2.10%	16,343	-	24,980	15,025	41,079	22,918	705	20,126
2.15%	9,975	-	18,753	20,847	73,868	5,053	305	16,697
2.20%	18,194	-	11,309	19,259	25,100	1,636	-	13,217
2.25%	5,800	-	19,295	3,192	30,068	1,079	472	11,644
2.30%	11,382	-	9,082	13,346	14,202	4,948	-	17,394
2.35%	28,287	-	4,036	6,303	133,464	61	-	58,551
2.40%	1,785	-	3,070	2,517	20,504	918	-	6,109
2.45%	4,588	-	3,214	2,089	12,505	1,367	-	4,649
2.50%	9,918	-	849	1,045	12,385	487	-	36,654
2.55%	1,298	-	5,381	520	9,132	635	-	3,461
2.60%	2,262	-	425	567	5,050	-	-	6,703
2.65%	886	-	20	640	358	280	-	116
2.70%	1,350	-	-	-	3,580	-	-	2,387
2.75%	124	-	-	-	678	-	-	932
2.80%	153	-	724	15	4,109	-	-	1,484
2.85%	471	-	-	-	142	-	-	705
2.90%	-	-	-	-	766	-	-	-
2.95%	73	-	645	-	219	-	-	387
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	181	-	-	161
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	15	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	41
3.40%	-	-	-	-	-	-	-	-

	$913,246	$83,486	$2,155,805	$897,056	$2,230,794	$426,160	$49,119	$1,137,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FTVGI3	FTVFA2	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$-	$-	$43	$-	$-	$-	$-	$-
0.65%	152	-	1,306	-	-	-	-	-
0.75%	1,741	154	7,499	-	-	-	-	-
0.80%	677	21	354	-	-	243	130	389
0.85%	2,073	-	6,800	-	-	-	-	-
0.95%	2,026	-	6,337	-	-	290	7,438	-
1.05%	3,760	289	992	-	-	45	2,123	-
1.10%	10,344	2,507	32,717	-	-	276	5,963	-
1.15%	231,343	21,296	262,968	-	-	4,652	57,757	-
1.20%	484	-	3,413	-	-	51	-	-
1.25%	29,752	5,647	23,806	-	-	2,475	7,075	-
1.30%	297,028	35,170	305,136	100	2	4,983	68,050	362,428
1.35%	79,998	16,148	54,665	-	-	1,173	26,106	-
1.40%	84,985	5,539	145,495	83	197	5,838	11,938	165,329
1.45%	77,496	21,040	55,914	-	-	2,288	10,804	-
1.50%	92,083	39,182	57,455	-	-	1,808	8,575	-
1.55%	145,655	67,622	235,118	-	-	10,160	32,313	-
1.60%	101,551	23,810	32,913	-	-	1,238	4,095	-
1.65%	59,942	6,095	79,889	-	-	301	12,402	-
1.70%	11,485	3,170	40,862	-	-	593	7,130	-
1.75%	176,185	73,349	516,522	-	-	7,964	58,617	-
1.80%	100,555	10,946	78,167	-	-	1,521	9,945	-
1.85%	41,372	7,269	44,845	-	-	765	8,105	-
1.90%	1,700	78	14,437	-	-	62	7,019	-
1.95%	39,654	15,787	80,535	-	-	1,133	4,072	-
2.00%	35,790	7,097	96,641	-	-	161	5,171	-
2.05%	8,696	2,482	21,116	-	-	2,476	4,698	-
2.10%	9,307	205	26,953	-	-	676	6,672	-
2.15%	4,393	2,171	76,579	-	-	1,398	6,274	-
2.20%	18,661	11,502	33,326	-	-	1,795	1,331	-
2.25%	4,399	320	82,519	-	-	306	735	-
2.30%	4,615	965	19,102	-	-	764	2,702	-
2.35%	667	2,909	249,196	-	-	1,851	3,749	-
2.40%	1,421	1,042	24,315	-	-	1,245	5,208	-
2.45%	1,857	-	16,905	-	-	-	-	-
2.50%	1,395	603	17,751	-	-	105	64	-
2.55%	723	2,534	11,005	-	-	25	-	-
2.60%	442	-	8,040	-	-	-	224	-
2.65%	3,424	1,610	2,523	-	-	-	234	-
2.70%	-	-	3,630	-	-	-	-	-
2.75%	-	-	4,518	-	-	-	-	-
2.80%	-	-	1,184	-	-	31	-	-
2.85%	-	-	780	-	-	-	-	-
2.90%	-	-	901	-	-	-	-	-
2.95%	-	-	359	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	489	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,687,831	$388,559	$2,786,020	$183	$199	$58,692	$386,719	$528,146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.40%	$-	$-	$-	$-	$-	$-	$98	$-
0.65%	-	-	-	-	-	-	1,194	-
0.75%	-	-	495	-	-	-	3,687	-
0.80%	524	1,305	-	919	-	120	-	343
0.85%	-	-	1,210	-	-	-	7,492	-
0.95%	-	-	8,470	-	8	-	1,604	-
1.05%	-	-	5,798	-	252	-	1,455	-
1.10%	-	-	6,416	-	303	-	41,947	-
1.15%	-	-	183,090	-	18,601	-	355,751	-
1.20%	-	-	1,376	-	763	-	3,924	-
1.25%	-	-	37,979	-	25,784	-	37,471	-
1.30%	286,277	557,217	29,922	880,188	2,227	131,675	109,978	45,958
1.35%	-	-	89,854	-	-	-	88,572	-
1.40%	181,672	108,837	12,743	509,055	1,671	31,059	40,379	12,394
1.45%	-	-	45,573	-	4,838	-	45,543	-
1.50%	-	-	44,637	-	6,081	-	89,296	-
1.55%	-	-	130,121	-	17,643	-	383,865	-
1.60%	-	-	19,536	-	300	-	20,945	-
1.65%	-	-	52,739	-	46	-	95,408	-
1.70%	-	-	8,381	-	2,093	-	58,853	-
1.75%	-	-	78,712	-	2,125	-	930,756	-
1.80%	-	-	30,405	-	9,670	-	90,565	-
1.85%	-	-	14,238	-	4,237	-	59,136	-
1.90%	-	-	3,569	-	540	-	11,363	-
1.95%	-	-	23,333	-	744	-	127,637	-
2.00%	-	-	21,586	-	930	-	157,033	-
2.05%	-	-	6,369	-	1,376	-	39,853	-
2.10%	-	-	20,406	-	1,835	-	65,991	-
2.15%	-	-	2,793	-	1,261	-	192,791	-
2.20%	-	-	19,200	-	-	-	42,757	-
2.25%	-	-	2,393	-	164	-	61,716	-
2.30%	-	-	2,353	-	-	-	16,371	-
2.35%	-	-	3,076	-	-	-	289,735	-
2.40%	-	-	2,020	-	-	-	55,318	-
2.45%	-	-	701	-	-	-	22,363	-
2.50%	-	-	109	-	-	-	17,136	-
2.55%	-	-	1,016	-	-	-	23,272	-
2.60%	-	-	68	-	-	-	10,813	-
2.65%	-	-	38	-	-	-	2,434	-
2.70%	-	-	-	-	-	-	6,742	-
2.75%	-	-	-	-	-	-	2,959	-
2.80%	-	-	3,230	-	-	-	1,485	-
2.85%	-	-	-	-	-	-	540	-
2.90%	-	-	-	-	-	-	1,922	-
2.95%	-	-	-	-	-	-	607	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	242	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	48	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$468,473	$667,359	$913,955	$1,390,162	$103,492	$162,854	$3,619,047	$58,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD

0.40%	$54	$-	$-	$-	$-	$-	$1,104	$1,419
0.65%	43	-	-	-	21	-	1,351	779
0.75%	450	-	-	-	32	2,335	19,877	5,953
0.80%	-	486	97	-	-	111	532	-
0.85%	1,752	-	-	-	130	1,230	21,325	8,103
0.95%	1,837	-	-	218	-	41	5,588	1,013
1.05%	2,891	-	-	90	-	213	6,088	1,524
1.10%	9,718	-	-	66	684	7,924	58,625	5,659
1.15%	95,711	-	-	4,620	6,460	35,886	406,779	129,076
1.20%	116	-	-	74	-	79	1,900	45
1.25%	15,253	-	-	918	47	7,070	36,749	6,248
1.30%	58,868	117,104	1,046	-	8,218	49,906	743,970	499,233
1.35%	43,918	-	-	1,343	2,783	14,835	108,466	41,683
1.40%	4,289	22,241	336	350	1,537	12,522	80,624	41,336
1.45%	21,928	-	-	1,475	734	7,403	65,213	20,247
1.50%	33,068	-	-	677	4,752	21,783	238,771	136,328
1.55%	123,556	-	-	5,304	4,269	34,477	379,528	71,830
1.60%	15,304	-	-	182	8,603	36,558	123,769	108,839
1.65%	40,459	-	-	747	1,909	8,526	116,070	32,043
1.70%	7,102	-	-	281	1	628	28,761	3,229
1.75%	127,597	-	-	3,200	9,565	35,293	1,009,907	399,861
1.80%	29,631	-	-	1,108	2,763	9,880	118,079	34,488
1.85%	20,933	-	-	354	2,405	3,288	167,244	88,619
1.90%	3,629	-	-	225	-	1,265	15,793	2,899
1.95%	35,107	-	-	353	1,414	12,612	274,701	100,294
2.00%	32,456	-	-	753	2,634	9,413	154,200	26,134
2.05%	17,354	-	-	115	322	2,800	64,894	31,076
2.10%	30,435	-	-	200	4,493	8,746	65,677	25,026
2.15%	6,904	-	-	140	80	1,851	89,746	20,036
2.20%	11,043	-	-	470	1,476	5,320	118,417	71,728
2.25%	2,666	-	-	179	428	378	35,271	3,883
2.30%	9,751	-	-	-	23	1,277	38,171	28,013
2.35%	8,492	-	-	-	1,018	-	148,468	6,420
2.40%	1,198	-	-	14	447	122	26,607	859
2.45%	4,281	-	-	76	-	642	24,034	7,950
2.50%	6,235	-	-	-	-	-	9,773	2,932
2.55%	4,886	-	-	-	2,105	1,577	18,648	2,177
2.60%	676	-	-	-	-	-	3,974	1,019
2.65%	1,263	-	-	-	-	-	3,378	2,302
2.70%	50	-	-	-	-	-	4,034	467
2.75%	336	-	-	5	-	-	994	-
2.80%	16,361	-	-	-	-	-	20,089	275
2.85%	-	-	-	-	-	-	164	-
2.90%	-	-	-	-	-	-	855	-
2.95%	-	-	-	-	-	-	267	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	113	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	42	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$847,643	$139,831	$1,479	$23,537	$69,353	$335,991	$4,858,609	$1,971,045

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PVGIB	PVTIGB	PVTVB	ACEG2	AVBV2	VYDS	TRHS2	VWHAS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	51	-
0.75%	-	-	-	-	-	-	2,351	3,328
0.80%	-	-	-	19	-	-	784	1
0.85%	-	-	-	-	-	-	4,354	929
0.95%	-	-	759	482	-	-	1,936	239
1.05%	112	-	10	1,043	-	-	1,217	-
1.10%	514	-	205	503	-	-	4,514	52
1.15%	7,340	1,166	8,190	7,860	-	418	75,751	2,228
1.20%	110	-	-	-	-	-	570	-
1.25%	1,778	446	5,515	1,604	-	3,023	5,290	222
1.30%	-	-	-	1,679	-	-	160,022	18,349
1.35%	1,026	-	695	1,590	-	1,250	16,391	2,131
1.40%	264	339	513	1,677	-	-	49,465	471
1.45%	1,005	254	842	1,332	-	-	7,533	187
1.50%	920	620	838	3,053	-	-	27,386	7,877
1.55%	9,562	231	6,444	8,973	23	51	55,122	4,419
1.60%	43	29	3,489	460	-	-	15,447	4,753
1.65%	1,808	-	972	522	-	58	14,157	1,251
1.70%	380	-	735	2,769	-	-	3,349	207
1.75%	7,011	499	845	5,988	-	-	72,730	8,738
1.80%	1,851	940	2,009	1,530	-	-	12,074	857
1.85%	933	304	684	1,633	-	-	16,179	2,306
1.90%	1,127	-	1,783	1,615	-	-	1,362	-
1.95%	1,080	-	-	1,539	-	-	28,721	1,811
2.00%	724	-	292	2,107	-	-	22,148	584
2.05%	681	519	203	1,181	-	-	10,081	1,615
2.10%	1,589	59	87	1,903	-	-	16,802	8,716
2.15%	239	-	-	2,639	-	-	2,558	212
2.20%	167	-	24	248	-	-	38,968	3,633
2.25%	470	-	483	210	-	-	66	46
2.30%	148	-	174	144	-	-	3,864	683
2.35%	211	-	863	2,048	-	-	1,203	-
2.40%	-	-	-	606	-	-	281	-
2.45%	-	-	331	390	-	-	1,278	-
2.50%	-	-	-	259	-	-	-	-
2.55%	-	-	-	212	-	-	1,661	56
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	103	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	74	-
2.80%	-	-	-	-	-	-	10,195	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	11	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$41,093	$5,406	$36,985	$57,829	$23	$4,800	$686,038	$75,901

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	WRPCP	WRPMP

0.40%	$-	$-	$-	$-	$-	$69	$5,631	$36,766
0.65%	-	-	-	52	-	-	-	-
0.75%	-	-	1,369	3,755	40	162	-	-
0.80%	131	1,674	1,841	1,007	-	-	-	-
0.85%	-	-	1,282	984	109	1	-	-
0.95%	-	-	51	527	-	-	-	-
1.05%	-	-	541	1,864	-	-	-	-
1.10%	-	-	2,614	6,401	122	146	-	-
1.15%	-	-	19,200	107,388	6,784	1,389	-	-
1.20%	-	-	5	106	16	-	-	-
1.25%	-	-	2,973	37,984	619	21	-	-
1.30%	127,426	236,392	416,472	225,479	13,491	6,201	-	-
1.35%	-	-	7,876	62,815	1,927	1,010	-	-
1.40%	64,944	86,597	124,337	37,836	3,059	156	-	-
1.45%	-	-	4,113	20,061	896	180	-	-
1.50%	-	-	32,161	193,139	13,668	4,493	-	-
1.55%	-	-	19,242	124,094	6,046	878	-	-
1.60%	-	-	13,278	123,908	6,631	1,460	-	-
1.65%	-	-	9,028	33,563	2,969	1,025	-	-
1.70%	-	-	1,760	5,322	368	14	-	-
1.75%	-	-	17,972	240,358	16,126	6,498	-	-
1.80%	-	-	11,507	78,195	4,055	662	-	-
1.85%	-	-	5,993	24,902	2,260	931	-	-
1.90%	-	-	456	1,858	2,037	53	-	-
1.95%	-	-	7,836	114,724	2,255	1,817	-	-
2.00%	-	-	3,350	78,462	3,133	441	-	-
2.05%	-	-	5,239	12,749	1,300	1,207	-	-
2.10%	-	-	21,648	45,243	1,995	510	-	-
2.15%	-	-	2,125	12,569	336	11	-	-
2.20%	-	-	27,499	72,123	8,458	236	-	-
2.25%	-	-	379	515	724	13	-	-
2.30%	-	-	751	14,277	4,932	724	-	-
2.35%	-	-	206	3,471	1,688	-	-	-
2.40%	-	-	5,267	1,330	-	4	-	-
2.45%	-	-	3,377	1,637	20	-	-	-
2.50%	-	-	-	1,306	-	220	-	-
2.55%	-	-	1,213	4,495	6,088	20	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	33	2,235	29	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,011	-	-	-	-	-
2.80%	-	-	1,233	154	1,046	70	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$192,501	$324,663	$782,238	$1,696,888	$113,227	$30,622	$5,631	$36,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.40%	$75,962	$12,303	$-	$-	$37	$-	$-	$-
0.65%	-	-	-	-	27	-	-	-
0.75%	-	-	-	-	221	-	-	-
0.80%	-	-	-	-	91	-	-	-
0.85%	-	-	-	-	2,329	-	-	-
0.95%	-	-	-	-	663	-	-	-
1.05%	-	-	-	-	421	-	-	-
1.10%	-	-	-	-	9,544	90	-	-
1.15%	-	-	-	-	40,383	-	348	13
1.20%	-	-	-	-	17	-	-	-
1.25%	-	-	-	-	4,333	-	3,422	-
1.30%	-	-	91	3,180	95,644	-	-	-
1.35%	-	-	-	-	14,537	-	-	-
1.40%	-	-	433	259	11,818	-	-	152
1.45%	-	-	-	-	8,224	-	-	-
1.50%	-	-	-	-	27,329	-	-	-
1.55%	-	-	-	-	56,005	-	-	-
1.60%	-	-	-	-	10,815	-	-	454
1.65%	-	-	-	-	13,701	-	-	-
1.70%	-	-	-	-	2,583	-	-	-
1.75%	-	-	-	-	100,801	-	-	82
1.80%	-	-	-	-	7,542	-	-	-
1.85%	-	-	-	-	17,780	-	-	-
1.90%	-	-	-	-	3,241	-	-	-
1.95%	-	-	-	-	21,009	-	-	-
2.00%	-	-	-	-	13,652	-	-	-
2.05%	-	-	-	-	2,760	-	-	-
2.10%	-	-	-	-	19,031	-	-	-
2.15%	-	-	-	-	2,370	-	-	-
2.20%	-	-	-	-	34,259	-	-	156
2.25%	-	-	-	-	1,664	-	-	-
2.30%	-	-	-	-	5,978	-	-	-
2.35%	-	-	-	-	5,188	-	-	-
2.40%	-	-	-	-	797	-	-	-
2.45%	-	-	-	-	1,986	-	-	-
2.50%	-	-	-	-	938	-	-	-
2.55%	-	-	-	-	854	-	-	-
2.60%	-	-	-	-	74	-	-	-
2.65%	-	-	-	-	242	-	-	-
2.70%	-	-	-	-	422	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$75,962	$12,303	$524	$3,439	$539,310	$90	$3,770	$857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	JAGTS2	JAIGS2	VFMG2	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	141	-	-	-	-	-	-
0.75%	45	822	-	-	67	-	-	909
0.80%	80	1,533	-	9	43	68	346	335
0.85%	70	1,380	-	-	63	-	-	723
0.95%	-	6,260	-	237	261	-	-	98
1.05%	50	5,128	-	504	17	-	-	386
1.10%	239	3,286	-	300	1,207	-	-	1,490
1.15%	3,337	54,599	11,497	3,863	11,873	-	-	12,685
1.20%	-	10	-	-	134	-	-	3
1.25%	404	7,787	10,919	1,006	2,884	-	-	1,792
1.30%	23,244	129,809	-	771	13,339	15,491	46,533	118,546
1.35%	1,704	18,193	1,862	764	4,562	-	-	5,642
1.40%	4,957	27,243	213	1,220	1,620	9,250	12,510	28,996
1.45%	1,375	7,412	95	619	2,412	-	-	3,239
1.50%	4,948	10,594	-	1,553	4,797	-	-	17,895
1.55%	2,694	50,830	29	4,848	11,450	-	-	11,767
1.60%	1,494	8,985	263	226	1,842	-	-	9,831
1.65%	6,525	13,300	351	450	2,896	-	-	5,296
1.70%	516	2,938	-	1,384	1,124	-	-	1,128
1.75%	3,308	37,881	2,968	3,213	20,284	-	-	11,255
1.80%	915	12,174	-	769	3,188	-	-	6,874
1.85%	818	4,713	436	1,406	2,694	-	-	3,269
1.90%	190	3,193	223	820	676	-	-	589
1.95%	1,285	8,058	336	703	6,823	-	-	4,864
2.00%	861	10,199	-	1,394	3,369	-	-	2,481
2.05%	488	1,911	-	863	1,353	-	-	2,868
2.10%	1,392	5,566	-	988	7,789	-	-	13,299
2.15%	717	2,621	-	1,404	4,534	-	-	1,231
2.20%	2,680	2,880	245	152	1,791	-	-	8,168
2.25%	-	158	-	125	721	-	-	230
2.30%	70	629	-	109	3,553	-	-	444
2.35%	-	520	-	1,386	3,403	-	-	114
2.40%	-	101	-	309	667	-	-	3,132
2.45%	201	589	-	408	1,068	-	-	2,414
2.50%	-	46	-	128	2,229	-	-	-
2.55%	284	320	-	107	590	-	-	1,184
2.60%	-	-	-	-	69	-	-	-
2.65%	-	253	-	-	-	-	-	89
2.70%	-	-	-	-	15	-	-	-
2.75%	-	-	-	-	200	-	-	5,345
2.80%	-	198	-	-	233	-	-	683
2.85%	-	-	-	-	197	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	9	47	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$64,891	$442,260	$29,437	$32,047	$126,084	$24,809	$59,389	$289,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVHI3	OVHI4	OVHI	OVHIS
0.40%	$-	$-	$-	$-
0.65%	-	-	-	-
0.75%	-	-	-	-
0.80%	431	-	15	-
0.85%	-	-	-	-
0.95%	-	687	-	406
1.05%	-	194	-	263
1.10%	-	92	-	198
1.15%	-	15,508	-	5,532
1.20%	-	106	-	227
1.25%	-	2,235	-	2,307
1.30%	4,399	-	169	-
1.35%	-	5,152	-	1,652
1.40%	1,093	662	13	1,124
1.45%	-	4,917	-	1,012
1.50%	-	2,451	-	861
1.55%	-	17,586	-	5,955
1.60%	-	437	-	319
1.65%	-	2,975	-	876
1.70%	-	529	-	711
1.75%	-	12,550	-	2,320
1.80%	-	2,087	-	2,394
1.85%	-	1,036	-	713
1.90%	-	823	-	255
1.95%	-	1,399	-	178
2.00%	-	3,363	-	730
2.05%	-	45	-	455
2.10%	-	941	-	297
2.15%	-	441	-	181
2.20%	-	2,876	-	217
2.25%	-	635	-	145
2.30%	-	-	-	5
2.35%	-	-	-	61
2.40%	-	58	-	-
2.45%	-	345	-	-
2.50%	-	-	-	-
2.55%	-	-	-	-
2.60%	-	-	-	-
2.65%	-	-	-	-
2.70%	-	-	-	-
2.75%	-	12	-	-
2.80%	-	-	-	-
2.85%	-	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.15%	-	-	-	-
3.20%	-	-	-	-
3.25%	-	-	-	-
3.30%	-	-	-	-
3.40%	-	-	-	-

	$5,923	$80,142	$197	$29,394

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $992,712,778 and $1,259,932,807, respectively, and total transfers from the Account to the fixed account were $301,251,657 and $267,916,742, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $10,008,558 and $15,728,316 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $13,377,510 and $23,803,282 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,333,007 and $5,392,901 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$33,973,541,816	$0	$0	$33,973,541,816

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$90,834	$143,771
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	1,941,698	12,463
Growth Fund - Class 1 ( AFGF )	113,001	782,187
High-Income Bond Fund - Class 1 ( AFHY )	5,554,556	5,488,414
Protected Asset Allocation Fund - Class P2 ( AVPAP2 )	13,151,517	56
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	46,041	153,323
Global Allocation V.I. Fund - Class III ( MLVGA3 )	30,429,998	10,247,168
Money Market Portfolio(TM) ( CHSMM )	8,160,040	11,777,911
Stock Index Fund, Inc. - Initial Shares ( DSIF )	16,595,091	34,970,368
Stock Index Fund, Inc. - Service Shares ( DSIFS )	28,290,060	20,611,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares ( DSRG )	706,502	5,774,636
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	569,752	11,972
VA International Equity Fund ( HVIE )	3,915,386	1,650,420
VA Situs Fund ( HVSIT )	10,494,030	5,706,022
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	1,484,725	16,807
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	24,827,495	2,932,382
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,118,340	1,147,213
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	2,542,866	1,927,486
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	25,624,529	21,380,693
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	18,945,264	3,714,995
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	102,517,058	16,211,044
Investors Growth Stock Series - Service Class ( MIGSC )	655,522	2,870,690
New Discovery Series - Service Class ( MNDSC )	2,675,845	168,106
Value Series - Service Class ( MVFSC )	14,526,019	63,465,761
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	24,570,204	5,576,740
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	483,285	719,783
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,811,462	4,033,841
Emerging Markets Debt Portfolio - Class I ( MSEM )	100,371	769,065
Emerging Markets Debt Portfolio - Class II ( MSEMB )	28,079	175,426
Global Real Estate Portfolio - Class II ( VKVGR2 )	55,861	338
U.S. Real Estate Portfolio - Class I ( MSVRE )	322	11,312
U.S. Real Estate Portfolio - Class II ( MSVREB )	32,259	32,647
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,703,143	10,443,619
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	9,214,469	26,418,089
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	396,661,820	45,529,030
American Funds NVIT Bond Fund - Class II ( GVABD2 )	210,343,286	26,964,393
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	14,933,577	13,752,465
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	15,401,138	26,010,660
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	132,911,755	46,297,313
Federated NVIT High Income Bond Fund - Class I ( HIBF )	490,653	1,683,266
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	53,468,078	54,462,799
NVIT Emerging Markets Fund - Class I ( GEM )	1,026	134,126
NVIT Emerging Markets Fund - Class II ( GEM2 )	2,489	378,935
NVIT Emerging Markets Fund - Class III ( GEM3 )	2,163,701	6,985,461
NVIT Emerging Markets Fund - Class VI ( GEM6 )	10,338,529	8,871,425
NVIT International Equity Fund - Class I ( GIG )	320	3,199
NVIT International Equity Fund - Class III ( GIG3 )	329,543	4,651,314
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	2,108,362	5,036,852
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	6,326,745	13,709,915
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	5,614,486	6,785,257
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	554,524	482,977
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,018,936	46,084,821
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	6,119,360	2,902,571
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	221,525,633	25,830,270
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	265,727,595	60,133,014
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	222,208,059	67,236,959
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	245,418,553	38,108,863
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	22,412,185	31,366,169
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	141,280,098	12,109,868
NVIT Core Bond Fund - Class I ( NVCBD1 )	1,888,368	1,466,211
NVIT Core Bond Fund - Class II ( NVCBD2 )	20,819,816	34,162,224
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	14,067,601	7,493,934
NVIT Nationwide Fund - Class I ( TRF )	2,058,410	21,104,745
NVIT Nationwide Fund - Class II ( TRF2 )	4,323,611	42,192,577
NVIT Government Bond Fund - Class I ( GBF )	82,400,243	112,407,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Century NVIT Growth Fund - Class I ( CAF )	1,202,056	5,014,115
American Century NVIT Growth Fund -Class II ( CAF2 )	13,969,385	2,442,144
NVIT International Index Fund - Class VIII ( GVIX8 )	3,589,169	5,149,721
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	5,807,940	74,555,354
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	207,174,144	4,355,236
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	229,059,362	40,142,600
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	177,536,262	33,615,624
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	70,938,935	200,290,234
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,167,687	233,960,717
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	60,783,557	65,929,955
NVIT Mid Cap Index Fund - Class I ( MCIF )	14,716,837	15,769,197
NVIT Money Market Fund - Class I ( SAM )	229,128,924	213,744,174
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	259,981	5,241,755
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	3,978,321	33,163,620
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	612	128,684
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	616,839	1,773,013
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	7,248,720	7,954,491
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,818,771	3,644,032
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	7,958,233	29,947,216
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	564,264	1,166,591
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	8,622,133	8,518,271
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	17,099,096	28,758,051
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	16,405,329	31,913,231
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	28,524,791	48,583,995
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,037,267	2,531,207
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	4,390,217	10,686,129
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	1,986,167	6,562,049
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	3,434,720	5,852,757
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	217,344	11,633,273
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	2,959,732	7,289,074
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	38,501,718	21,050,476
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	20,740,739	13,628,912
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,959,151	60,353,681
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	5,150,886	49,634,061
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,998,498	32,828,954
Van Kampen NVIT Comstock Value Fund - Class II ( EIF2 )	5,778,806	21,425,563
NVIT Real Estate Fund - Class I ( NVRE1 )	9,943,028	12,483,266
NVIT Real Estate Fund - Class II ( NVRE2 )	20,666,810	17,299,079
TOPS Protected Balanced ETF Portfolio - Class 4 ( NOTB4 )	283,701	106
TOPS Protected Growth ETF Portfolio - Class 4 ( NOTG4 )	151,844	51
TOPS Protected Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	77,187	37
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	136,232	3,420
VPS Growth and Income Portfolio - Class B ( ALVGIB )	215,965	1,533,345
VPS Small/Mid Cap Value Portfolio: Class B ( ALVSVB )	12,110,196	10,510,408
VP Balanced Fund - Class I ( ACVB )	2,626,699	4,776,705
VP Capital Appreciation Fund - Class I ( ACVCA )	7,199	34,143
VP Income & Growth Fund - Class I ( ACVIG )	858,141	2,769,332
VP Income & Growth Fund - Class II ( ACVIG2 )	317,519	1,017,792
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	51,154,252	26,509,607
VP International Fund - Class I ( ACVI )	724	7,344
VP International Fund - Class III ( ACVI3 )	1	96
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,016,387	2,122,866
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,668,955	7,544,662
VP Ultra(R) Fund - Class II ( ACVU2 )	-	5,760
VP Vista(SM) Fund - Class I ( ACVVS1 )	-	1,642
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,447,757	15,182,371
Appreciation Portfolio - Initial Shares ( DCAP )	6,719,114	6,298,920
Appreciation Portfolio - Service Shares ( DCAPS )	31,444,791	15,032,923
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	143,390	938,013
Growth and Income Portfolio - Initial Shares ( DGI )	574,381	2,283,331
Managed Tail Risk Fund II: Service Shares ( FCA2S )	100,720	451,826
Quality Bond Fund II - Primary Shares ( FQB )	1,595,233	1,873,169
Quality Bond Fund II - Service Shares ( FQBS )	2,826,920	8,956,328
Equity-Income Portfolio - Initial Class ( FEIP )	31,875,281	52,039,165
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	615,166	2,822,866
High Income Portfolio - Initial Class ( FHIP )	2,888,713	9,804,665
VIP Asset Manager Portfolio - Initial Class ( FAMP )	3,250,836	22,277,159
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,048,700	19,823,024
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	29,504,867	20,305,743
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,281,372	1,191,081
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	28,937,449	5,308,796
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,239,333	1,684,140
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	60,083,042	12,553,986
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,378,190	953,222
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	5,448,216	3,449,143
VIP Growth Portfolio - Initial Class ( FGP )	2,030,249	55,000,231
VIP Growth Portfolio - Service Class 2 ( FG2 )	15,807,945	20,830,270
VIP High Income Portfolio - Initial Class R ( FHIPR )	13,429,952	11,602,281
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	4,487,665	5,956,705
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	69,020,000	69,458,180
VIP Mid Cap Portfolio - Service Class ( FMCS )	2,935,292	6,517,458
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	30,777,630	35,760,953
VIP Overseas Portfolio - Initial Class ( FOP )	1,144,664	8,321,108
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,075,242	3,794,105
VIP Overseas Portfolio - Service Class 2 ( FO2 )	47,232	477,990
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	8,659,458	9,536,141
VIP Value Strategies Portfolio - Service Class ( FVSS )	1,058,454	1,643,704
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	23,413,195	11,532,003
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	1,700,980	14,423,641
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,782,132	39,905,824
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	3,313,504	5,095,394
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	98,990	631,753
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,237,833	13,410,185
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	16,933,991	10,465,849
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	6,571,416	2,954,494
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,305,909	38,348,612

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Growth Portfolio - I Class Shares ( AMTG )		1,287	2,701
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		4,689	12,115
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S ( AMRS )		34,800	34,800
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		491,468	1,691,269
Socially Responsive Portfolio - I Class Shares ( AMSRS )		302,439	6,621,725
Balanced Fund/VA - Non-Service Shares ( OVMS )		712,591	8,197,243
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,573,494	7,256,301
Global Securities Fund/VA - Class 3 ( OVGS3 )		2,387,367	8,914,401
Global Securities Fund/VA - Class 4 ( OVGS4 )		8,300,775	11,514,888
Global Securities Fund/VA - Non-Service Shares ( OVGS )		2,228,927	17,620,140
Global Securities Fund/VA - Service Class ( OVGSS )		158,232	1,363,563
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,768,342	3,375,507
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,102,660	51,935,866
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		1,022,675	1,275,157
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		5,502,149	10,592,978
Mid-Cap Growth Fund/VA - Non-Service Shares ( OVAG )		702,687	2,907,509
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		745,216	64,980
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		9,228,683	501,536
All Asset Portfolio - Advisor Class ( PMVAAD )		19,899,643	180,978
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		5,134,870	4,712,613
Low Duration Portfolio - Advisor Class ( PMVLAD )		88,346,091	23,232,207
Total Return Portfolio - Advisor Class ( PMVTRD )		128,559,604	4,087,297
Putnam VT Growth and Income Fund - Class IB ( PVGIB )		375,052	690,082
Putnam VT International Equity Fund - Class IB ( PVTIGB )		8,144	106,530
Putnam VT Voyager Fund - Class IB ( PVTVB )		207,374	1,553,174
Van Kampen V.I. American Franchise Fund: Series II Shares ( ACEG2 )		6,233,583	773,903
Van Kampen V.I. Value Opportunities Fund: Series II Shares ( AVBV2 )		15	4,646
Diversified Stock Fund Class A Shares ( VYDS )		3,723	13,712
Blue Chip Growth Portfolio - II ( TRBCG2 )		68,073	67,944
Equity Income Portfolio - II ( TREI2 )		-	1
Health Sciences Portfolio - II ( TRHS2 )		30,794,335	10,928,807
Eck VIP Trust - Global Hard Assets Fund - Service Class ( VWHAS )		14,460,436	1,040,372
VIP Trust - Global Bond Fund: Initial Class ( VWBF )		6,042,012	2,554,166
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM )		14,405,162	3,938,545
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )		61,590,413	17,608,570
Variable Insurance Portfolios - Asset Strategy ( WRASP )		23,551,095	12,403,823
Variable Insurance Portfolios - High Income ( WRHIP )		26,185,872	1,897,113
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		7,222,931	118,991
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		1,398,732	132,926
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		11,900,581	163,280
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		13,050,998	652,406
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		3,880,912	297,476
Advantage VT Discovery Fund ( SVDF )		44	4,090
Advantage VT Opportunity Fund - Class 2 ( SVOF )		339	27,121
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		10,874,300	9,960,669
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		583	2,509
Advantage VT Core Bond Fund ( WFVTRB )		9,930	3,773
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		3,480	12,338
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) ( JAGTS2 )		4,910,265	17,922,204
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) ( JAIGS2 )		2,568,373	96,480,226
Managed Allocation Fund - Moderate Growth II (obsolete) ( VFMG2 )		21,461	3,392,795
V.I. Capital Appreciation Fund - Series II (obsolete) ( AVCA2 )		309,263	6,878,703
V.I. Capital Development Fund - Series II (obsolete) ( AVCD2 )		437,070	26,287,599
VIP Trust - Global Bond Fund: Class R1 (obsolete) ( VWBFR )		287,542	6,048,171
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) ( VWEMR )		881,154	14,495,933
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) ( VWHAR )		8,018,941	61,325,051
High Income Fund/VA - Class 3 (obsolete) ( OVHI3 )		364,563	815,718
High Income Fund/VA - Class 4 (obsolete) ( OVHI4 )		2,425,012	9,352,273
High Income Fund/VA - Non-Service Shares (obsolete) ( OVHI )		3,187	25,829
High Income Fund/VA - Service Class (obsolete) ( OVHIS )		393,915	2,789,953

	Total	$4,820,788,315	$3,495,307,900

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2012	0.95% to 1.05%	29,102	$13.92 to $ 13.79	$402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
Growth Fund - Class 1 (AFGF)
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
High-Income Bond Fund - Class 1 (AFHY)
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
Protected Asset Allocation Fund - Class P2 (AVPAP2)
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.80% to 1.40%	597,636	$17.99 to $ 17.07	$10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
Investors Growth Stock Series - Service Class (MIGSC)
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
New Discovery Series - Service Class (MNDSC)
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Value Series - Service Class (MVFSC)
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2012	1.10% to 2.05%	40,884	$25.46 to $ 23.12	$1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
Global Real Estate Portfolio - Class II (VKVGR2)
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
U.S. Real Estate Portfolio - Class II (MSVREB)
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.80% to 1.40%	8,617	$24.38 to $ 22.63	$196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
NVIT Emerging Markets Fund - Class II (GEM2)
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
NVIT International Equity Fund - Class I (GIG)
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
NVIT International Equity Fund - Class III (GIG3)
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.75% to 2.60%	2,931,734	$15.73 to $ 9.16	$28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class II (TRF2)
2012	0.65% to 3.20%	9,811,244	$ 9.45 to $ 12.08	$148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
NVIT Government Bond Fund - Class I (GBF)
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
American Century NVIT Growth Fund - Class II (CAF2)
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.40% to 2.75%	4,886,268	$ 12.92 to $ 19.40	$105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
NVIT Money Market Fund - Class I (SAM)
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.40% to 3.20%	11,668,408	$ 10.59 to $ 9.46	$118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.40% to 3.20%	17,866,204	$ 14.30 to $ 12.88	$244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	****
NVIT Real Estate Fund - Class II (NVRE2)
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	****
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	****
VP Balanced Fund - Class I (ACVB)
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
VP Income & Growth Fund - Class II (ACVIG2)
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.40% to 3.30%	18,958,776	$ 13.41 to $ 12.35	$ 280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
VP International Fund - Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
VP International Fund - Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
VP International Fund - Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
VP International Fund - Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
Appreciation Portfolio - Service Shares (DCAPS)
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	0.95% to 2.40%	90,443	$13.01 to $ 13.37	$1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
Quality Bond Fund II - Service Shares (FQBS)
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
High Income Portfolio - Initial Class (FHIP)
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.10% to 2.65%	10,721,864	$13.67 to $ 12.11	$141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	0.40% to 3.30%	9,324,722	$11.19 to $ 21.50	$241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
VIP Overseas Portfolio - Initial Class R (FOPR)
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
VIP Overseas Portfolio - Service Class 2 (FO2)
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.80% to 3.30%	4,857,387	$ 11.23 to $ 12.58	$ 71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.80% to 1.40%	1,736,330	$15.22 to $ 14.98	$33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
Global Securities Fund/VA - Class 4 (OVGS4)
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
Global Securities Fund/VA - Service Class (OVGSS)
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.75% to 2.55%	1,763,524	$ 13.31 to $ 12.45	$ 22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
Diversified Stock Fund Class A Shares (VYDS)
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
Health Sciences Portfolio - II (TRHS2)
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.75% to 2.80%	2,974,012	$ 9.77 to $ 9.64	$ 65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
Advantage VT Core Bond Fund (WFVTRB)
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	$11.34 to $ 10.46	$3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	$2.79 to $ 2.56	$7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to -27.19%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	$8.10 to $ 12.26	$14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%

2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			7,453,205
2008	Contract owners equity:			$16,006,481,073

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.